The Bond Fund of America®
Investment portfolio
September 30, 2023
unaudited

Bonds, notes & other debt instruments 97.55% Mortgage-backed obligations 38.21% Federal agency mortgage-backed obligations 34.91%	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2020-BNK29, Class A4, 1.997% 11/15/2053[1]	USD5,624	$4,184
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]	1,600	1,185
Fannie Mae Pool #255016 6.50% 10/1/2023[1]	— [2]	— [2]
Fannie Mae Pool #932119 4.50% 11/1/2024[1]	136	132
Fannie Mae Pool #AD3149 4.50% 4/1/2025[1]	82	79
Fannie Mae Pool #AD6392 4.50% 5/1/2025[1]	167	161
Fannie Mae Pool #AD5692 4.50% 5/1/2025[1]	100	96
Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	1	1
Fannie Mae Pool #303591 6.50% 11/1/2025[1]	— [2]	— [2]
Fannie Mae Pool #745316 6.50% 2/1/2026[1]	8	8
Fannie Mae Pool #AL1237 6.50% 2/1/2026[1]	2	2
Fannie Mae Pool #256449 6.50% 10/1/2026[1]	12	12
Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]	4	4
Fannie Mae Pool #256821 6.50% 7/1/2027[1]	1	1
Fannie Mae Pool #256856 6.50% 8/1/2027[1]	27	27
Fannie Mae Pool #MA3131 3.00% 9/1/2027[1]	35	33
Fannie Mae Pool #256886 6.50% 9/1/2027[1]	18	19
Fannie Mae Pool #995401 6.50% 10/1/2027[1]	— [2]	— [2]
Fannie Mae Pool #257145 6.50% 3/1/2028[1]	7	8
Fannie Mae Pool #251752 6.50% 6/1/2028[1]	— [2]	— [2]
Fannie Mae Pool #257431 6.50% 10/1/2028[1]	2	2
Fannie Mae Pool #AL8822 6.50% 11/1/2028[1]	— [2]	— [2]
Fannie Mae Pool #496029 6.50% 1/1/2029[1]	— [2]	— [2]
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	184	173
Fannie Mae Pool #AL9668 3.00% 10/1/2030[1]	5	5
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	236	222
Fannie Mae Pool #AL6344 5.00% 2/1/2031[1]	152	148
Fannie Mae Pool #FM9892 5.00% 9/1/2031[1]	91	88
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]	340	311
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	4	4
Fannie Mae Pool #MA3518 4.00% 11/1/2033[1]	12	11
Fannie Mae Pool #BO1359 2.50% 8/1/2034[1]	1,423	1,286
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	25	24
Fannie Mae Pool #745140 5.00% 11/1/2035[1]	156	153
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	1,296	1,189
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	262	240
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,607	1,473
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	913	837
Fannie Mae Pool #AS8355 3.00% 11/1/2036[1]	7,797	6,962
Fannie Mae Pool #AS8554 3.00% 12/1/2036[1]	794	709
Fannie Mae Pool #MA2866 3.00% 1/1/2037[1]	9,415	8,407
Fannie Mae Pool #MA2897 3.00% 2/1/2037[1]	16,507	14,741
Fannie Mae Pool #913966 6.00% 2/1/2037[1]	2	2
Fannie Mae Pool #914612 7.50% 3/1/2037[1]	52	52
Fannie Mae Pool #924069 7.00% 5/1/2037[1]	97	97
The Bond Fund of America — Page 1 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #954927 7.00% 7/1/2037[1]	USD94	$93
Fannie Mae Pool #966170 7.00% 7/1/2037[1]	71	71
Fannie Mae Pool #954936 7.00% 7/1/2037[1]	36	36
Fannie Mae Pool #945680 6.00% 9/1/2037[1]	16	17
Fannie Mae Pool #924866 4.765% 10/1/2037[1,3]	5	5
Fannie Mae Pool #988588 5.50% 8/1/2038[1]	3	3
Fannie Mae Pool #889982 5.50% 11/1/2038[1]	16	16
Fannie Mae Pool #MA3539 4.50% 12/1/2038[1]	34	32
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	38	37
Fannie Mae Pool #AC2641 4.50% 10/1/2039[1]	3,397	3,211
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	26	26
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	64	62
Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	6,479	5,271
Fannie Mae Pool #AD8522 4.00% 8/1/2040[1]	84	77
Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	268	263
Fannie Mae Pool #AE1761 4.00% 9/1/2040[1]	1,709	1,566
Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	7,291	5,925
Fannie Mae Pool #AE5471 4.50% 10/1/2040[1]	514	485
Fannie Mae Pool #AE7567 4.00% 11/1/2040[1]	1,791	1,641
Fannie Mae Pool #AH0007 4.00% 12/1/2040[1]	1,726	1,581
Fannie Mae Pool #AH0539 4.00% 12/1/2040[1]	452	415
Fannie Mae Pool #AE8073 4.00% 12/1/2040[1]	330	303
Fannie Mae Pool #MA4287 2.00% 3/1/2041[1]	83,708	67,463
Fannie Mae Pool #AH6099 5.00% 3/1/2041[1]	1,143	1,112
Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	31	30
Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	30	29
Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	68,431	55,186
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	1,204	1,169
Fannie Mae Pool #MA4364 2.00% 6/1/2041[1]	119,211	96,049
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	659	642
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	43	42
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	112,452	90,521
Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	32,640	26,298
Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	12,760	10,269
Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	245,212	197,191
Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	22,227	17,960
Fannie Mae Pool #AI5172 4.00% 8/1/2041[1]	406	369
Fannie Mae Pool #AL0658 4.50% 8/1/2041[1]	554	524
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[1]	112	103
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	559	548
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	327	299
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[1]	333	305
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	411	399
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	111	108
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	75,891	60,412
Fannie Mae Pool #AB4050 4.00% 12/1/2041[1]	649	594
Fannie Mae Pool #AJ7471 4.00% 12/1/2041[1]	396	362
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[1]	375	344
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	69	67
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	32,477	25,952
Fannie Mae Pool #890407 4.00% 2/1/2042[1]	881	807
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	134	130
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	18,610	14,858
Fannie Mae Pool #AK6740 4.00% 3/1/2042[1]	3,325	3,063
The Bond Fund of America — Page 2 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL2745 4.00% 3/1/2042[1]	USD2,611	$2,392
Fannie Mae Pool #AK4949 4.00% 3/1/2042[1]	189	173
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	6,048	4,829
Fannie Mae Pool #AX3703 4.00% 9/1/2042[1]	3,821	3,501
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	473	420
Fannie Mae Pool #MA4908 6.00% 1/1/2043[1]	60	59
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	231	205
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	64	57
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	106	95
Fannie Mae Pool #AT2683 4.00% 5/1/2043[1]	1,828	1,675
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	15,206	13,009
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	2,193	1,951
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	713	632
Fannie Mae Pool #AV0786 4.00% 11/1/2043[1]	2,823	2,586
Fannie Mae Pool #AL8421 3.50% 1/1/2044[1]	12,528	11,114
Fannie Mae Pool #AX0817 4.00% 9/1/2044[1]	189	174
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	306	271
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	101	90
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	684	602
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	1,206	1,060
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,743	1,532
Fannie Mae Pool #AZ7366 4.00% 11/1/2045[1]	16,499	15,070
Fannie Mae Pool #AS6348 4.00% 12/1/2045[1]	2,941	2,682
Fannie Mae Pool #AS6839 4.00% 3/1/2046[1]	3,787	3,454
Fannie Mae Pool #BC1352 4.00% 3/1/2046[1]	1,148	1,045
Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	28	25
Fannie Mae Pool #BC8647 4.50% 6/1/2046[1]	261	243
Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	32	29
Fannie Mae Pool #BD1550 4.50% 7/1/2046[1]	247	231
Fannie Mae Pool #BD7600 4.50% 9/1/2046[1]	78	73
Fannie Mae Pool #BD9236 3.50% 10/1/2046[1]	321	282
Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	37,230	33,914
Fannie Mae Pool #MA2809 4.50% 10/1/2046[1]	704	636
Fannie Mae Pool #MA2821 4.50% 10/1/2046[1]	312	284
Fannie Mae Pool #BD9248 4.50% 10/1/2046[1]	226	211
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	524	445
Fannie Mae Pool #MA2833 3.00% 12/1/2046[1]	36	30
Fannie Mae Pool #BC9077 3.50% 12/1/2046[1]	15,721	13,784
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	1,713	1,502
Fannie Mae Pool #BD7087 4.00% 3/1/2047[1]	35,266	32,074
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	613	518
Fannie Mae Pool #BH0876 4.50% 4/1/2047[1]	2,454	2,303
Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]	435	393
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	995	877
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	326	288
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	151	134
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	132	116
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	67	59
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	68	62
Fannie Mae Pool #BD3554 4.00% 7/1/2047[1]	896	808
Fannie Mae Pool #256893 7.00% 8/1/2047[1]	10	10
Fannie Mae Pool #CA0453 4.00% 9/1/2047[1]	6,087	5,525
Fannie Mae Pool #BH5696 4.00% 10/1/2047[1]	43,863	39,893
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	167	147
The Bond Fund of America — Page 3 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ3525 4.50% 11/1/2047[1]	USD1,050	$983
Fannie Mae Pool #CA0854 3.50% 12/1/2047[1]	12,545	11,020
Fannie Mae Pool #MA3211 4.00% 12/1/2047[1]	3,327	3,029
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,752	1,591
Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	4,667	4,373
Fannie Mae Pool #BJ3558 4.50% 12/1/2047[1]	1,446	1,355
Fannie Mae Pool #BJ3581 4.50% 12/1/2047[1]	532	499
Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,305	1,146
Fannie Mae Pool #BK0163 4.50% 2/1/2048[1]	1,327	1,242
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	792	696
Fannie Mae Pool #CA1532 3.50% 4/1/2048[1]	5,109	4,495
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	1,002	910
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	1,306	1,188
Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	6,385	5,355
Fannie Mae Pool #CA2102 5.00% 7/1/2048[1]	427	410
Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	30,094	26,271
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	417	379
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	219	206
Fannie Mae Pool #CA2166 4.50% 8/1/2048[1]	14	13
Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	75,011	68,222
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	2,445	2,240
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	5,653	5,723
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	457	402
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	8,318	7,310
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	8,311	7,294
Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,207	1,018
Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	815	690
Fannie Mae Pool #CA4021 3.50% 8/1/2049[1]	23,550	20,595
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	2,109	1,848
Fannie Mae Pool #FM2318 3.50% 9/1/2049[1]	40,917	35,840
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	10,771	9,481
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	6,129	5,371
Fannie Mae Pool #FM1913 4.00% 9/1/2049[1]	1,610	1,461
Fannie Mae Pool #FM1963 4.00% 11/1/2049[1]	36,618	33,299
Fannie Mae Pool #CA4802 3.50% 12/1/2049[1]	22,701	19,896
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]	11,391	9,460
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]	26,511	23,171
Fannie Mae Pool #CA5506 3.00% 4/1/2050[1]	47,239	39,710
Fannie Mae Pool #BP1948 3.00% 4/1/2050[1]	15,822	13,231
Fannie Mae Pool #BP1954 3.50% 4/1/2050[1]	17,462	15,253
Fannie Mae Pool #FS3189 4.00% 4/1/2050[1]	19,945	18,101
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	42,861	34,654
Fannie Mae Pool #BP5717 2.50% 6/1/2050[1]	10,250	8,189
Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	42,339	35,794
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	14,247	11,876
Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	18,857	14,465
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	13,237	10,682
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	8,325	6,937
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]	17,998	13,786
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	7	5
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	31,811	25,704
Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	7,136	5,766
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	3,147	2,624
Fannie Mae Pool #CA7325 2.00% 10/1/2050[1]	36,646	28,399
The Bond Fund of America — Page 4 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FP0051 2.00% 10/1/2050[1]	USD18,699	$14,340
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	2,488	2,007
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	12,929	10,777
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	95,433	76,118
Fannie Mae Pool #CA7603 2.50% 11/1/2050[1]	54,742	43,840
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	4,478	3,618
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	8,382	6,424
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	1,038	794
Fannie Mae Pool #CA8130 2.50% 12/1/2050[1]	19,900	15,937
Fannie Mae Pool #FM5173 2.50% 12/1/2050[1]	8,966	7,181
Fannie Mae Pool #CA8044 2.50% 12/1/2050[1]	8,086	6,476
Fannie Mae Pool #CA8285 3.00% 12/1/2050[1]	54,225	45,801
Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]	36,820	31,126
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	8,703	7,251
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	46,512	35,626
Fannie Mae Pool #CA8623 3.00% 1/1/2051[1]	90,542	75,304
Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	16,495	13,699
Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	3,294	2,548
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	1,985	1,519
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	40,223	32,444
Fannie Mae Pool #FS1971 2.50% 2/1/2051[1]	17,749	14,199
Fannie Mae Pool #FM5778 2.50% 2/1/2051[1]	9,681	7,753
Fannie Mae Pool #CA8969 3.00% 2/1/2051[1]	4,716	3,931
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	36,361	28,181
Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]	10,654	8,525
Fannie Mae Pool #CA9391 3.00% 3/1/2051[1]	190,947	158,849
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	3,025	2,315
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	217	166
Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	30,151	24,030
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	55,188	46,417
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	25,489	21,239
Fannie Mae Pool #CB0046 3.00% 4/1/2051[1]	8,707	7,236
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	3,085	2,571
Fannie Mae Pool #CB0449 2.00% 5/1/2051[1]	41,704	31,857
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	129	98
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	5,070	4,060
Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	4,293	3,323
Fannie Mae Pool #BT3317 2.50% 6/1/2051[1]	5,419	4,352
Fannie Mae Pool #FM7694 3.00% 6/1/2051[1]	19,544	16,351
Fannie Mae Pool #CB0737 3.00% 6/1/2051[1]	17,011	14,130
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	7,565	6,353
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	2,438	2,032
Fannie Mae Pool #FS3744 2.00% 7/1/2051[1]	55,609	42,607
Fannie Mae Pool #CB1136 2.50% 7/1/2051[1]	153,000	122,060
Fannie Mae Pool #FM7957 2.50% 7/1/2051[1]	123,950	98,997
Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	108,722	86,587
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	54,447	43,501
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	4,040	3,250
Fannie Mae Pool #FM8247 2.50% 8/1/2051[1]	177,134	141,131
Fannie Mae Pool #BR2219 2.50% 8/1/2051[1]	111,482	89,069
Fannie Mae Pool #FM8442 2.50% 8/1/2051[1]	60,603	48,453
Fannie Mae Pool #FS1057 2.50% 8/1/2051[1]	1,056	845
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	20,153	16,893
Fannie Mae Pool #FS4783 4.00% 8/1/2051[1]	78,210	70,580
The Bond Fund of America — Page 5 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	USD14,796	$11,841
Fannie Mae Pool #BT4537 3.50% 9/1/2051[1]	404	349
Fannie Mae Pool #FM9068 2.50% 10/1/2051[1]	12,624	10,088
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	27,217	22,678
Fannie Mae Pool #BU1498 3.50% 10/1/2051[1]	345	298
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	1,019	785
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	895	683
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	21,518	17,311
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	11,307	9,147
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	15,944	13,327
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	7,806	6,500
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	6,818	5,704
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	1,968	1,651
Fannie Mae Pool #BU3013 3.50% 11/1/2051[1]	409	353
Fannie Mae Pool #BU5976 4.00% 11/1/2051[1]	61	55
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	61,724	49,601
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	53,791	43,834
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]	37,705	30,276
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	29,788	23,902
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	24,072	19,358
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	23,309	18,731
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	18,198	14,593
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	12,098	9,751
Fannie Mae Pool #CB2373 2.50% 12/1/2051[1]	11,233	9,017
Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]	9,979	8,011
Fannie Mae Pool #MA4493 2.50% 12/1/2051[1]	3,234	2,573
Fannie Mae Pool #CB2414 3.00% 12/1/2051[1]	33,026	27,795
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	15,295	12,880
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	1,943	1,628
Fannie Mae Pool #BT9498 3.50% 12/1/2051[1]	9,158	7,912
Fannie Mae Pool #BU8404 3.50% 12/1/2051[1]	493	425
Fannie Mae Pool #BU8481 3.50% 12/1/2051[1]	26	23
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	32,345	27,011
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	8,061	6,706
Fannie Mae Pool #FS0972 3.50% 1/1/2052[1]	28,219	24,722
Fannie Mae Pool #FS0268 3.50% 1/1/2052[1]	1,017	876
Fannie Mae Pool #BV0783 3.50% 1/1/2052[1]	856	749
Fannie Mae Pool #BV0790 3.50% 1/1/2052[1]	716	617
Fannie Mae Pool #BU7425 3.50% 1/1/2052[1]	393	339
Fannie Mae Pool #BU7427 3.50% 1/1/2052[1]	57	50
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	138,868	106,070
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	113,265	86,550
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	58,001	44,534
Fannie Mae Pool #BU1330 2.50% 2/1/2052[1]	22,345	17,969
Fannie Mae Pool #BU7285 2.50% 2/1/2052[1]	1,655	1,329
Fannie Mae Pool #BU7294 3.50% 2/1/2052[1]	52	45
Fannie Mae Pool #BV3316 3.50% 3/1/2052[1]	47	40
Fannie Mae Pool #FS2448 2.00% 5/1/2052[1]	22,083	16,887
Fannie Mae Pool #BV9644 2.50% 5/1/2052[1]	385	306
Fannie Mae Pool #BV7810 3.50% 5/1/2052[1]	292	251
Fannie Mae Pool #CB4135 5.00% 7/1/2052[1]	182	172
Fannie Mae Pool #BW5402 5.50% 7/1/2052[1]	619	600
Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]	3,506	3,128
Fannie Mae Pool #MA4737 5.00% 8/1/2052[1]	698	660
The Bond Fund of America — Page 6 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB5019 5.00% 8/1/2052[1]	USD197	$186
Fannie Mae Pool #MA4731 3.50% 9/1/2052[1]	65,995	56,832
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	135	120
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	2,117	1,946
Fannie Mae Pool #BW9049 4.50% 9/1/2052[1]	429	395
Fannie Mae Pool #BW5232 4.50% 10/1/2052[1]	3,343	3,074
Fannie Mae Pool #BW8175 4.50% 10/1/2052[1]	1,945	1,788
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	24,507	23,721
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	22,223	21,522
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	9,601	8,827
Fannie Mae Pool #BW5182 4.50% 11/1/2052[1]	2,752	2,529
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	198	187
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	42,267	40,912
Fannie Mae Pool #BX2476 5.50% 12/1/2052[1]	7,145	6,917
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	1,525	1,507
Fannie Mae Pool #MA4866 4.00% 1/1/2053[1]	71,286	63,543
Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]	222	198
Fannie Mae Pool #MA4867 4.50% 1/1/2053[1]	7,655	7,037
Fannie Mae Pool #FS3981 5.50% 1/1/2053[1]	35,469	34,312
Fannie Mae Pool #BX6633 5.50% 1/1/2053[1]	499	482
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	289,851	286,411
Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]	5,659	5,590
Fannie Mae Pool #BX5040 6.00% 1/1/2053[1]	2,860	2,825
Fannie Mae Pool #BX4070 6.00% 1/1/2053[1]	2,050	2,026
Fannie Mae Pool #BX5666 6.00% 1/1/2053[1]	1,248	1,233
Fannie Mae Pool #FS3411 6.00% 1/1/2053[1]	55	54
Fannie Mae Pool #CB5525 6.00% 1/1/2053[1]	52	51
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	53,740	51,998
Fannie Mae Pool #BX6216 5.50% 2/1/2053[1]	855	828
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	212,756	210,198
Fannie Mae Pool #FS4238 5.00% 3/1/2053[1]	913	862
Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	98	92
Fannie Mae Pool #BX8515 5.50% 3/1/2053[1]	4,968	4,808
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	3,922	3,798
Fannie Mae Pool #BX8514 5.50% 3/1/2053[1]	1,994	1,930
Fannie Mae Pool #BX9431 5.50% 3/1/2053[1]	1,936	1,876
Fannie Mae Pool #FS4774 5.50% 3/1/2053[1]	915	885
Fannie Mae Pool #BX8389 5.50% 3/1/2053[1]	499	482
Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]	384	372
Fannie Mae Pool #BX8835 5.50% 3/1/2053[1]	356	344
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	265,362	262,136
Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	5,623	5,011
Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	4,649	4,273
Fannie Mae Pool #BX8625 5.00% 4/1/2053[1]	24,462	23,103
Fannie Mae Pool #BX9135 5.00% 4/1/2053[1]	5,987	5,657
Fannie Mae Pool #BX8434 5.00% 4/1/2053[1]	2,268	2,141
Fannie Mae Pool #BY0889 5.00% 4/1/2053[1]	1,995	1,884
Fannie Mae Pool #BX8880 5.00% 4/1/2053[1]	1,350	1,275
Fannie Mae Pool #BX8673 5.00% 4/1/2053[1]	945	893
Fannie Mae Pool #BY0879 5.00% 4/1/2053[1]	905	854
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	192	181
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	88,561	85,659
Fannie Mae Pool #BY0003 5.50% 4/1/2053[1]	6,978	6,753
Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]	3,011	2,912
The Bond Fund of America — Page 7 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BX8556 5.50% 4/1/2053[1]	USD1,992	$1,927
Fannie Mae Pool #BX9116 5.50% 4/1/2053[1]	1,812	1,753
Fannie Mae Pool #BW5286 5.50% 4/1/2053[1]	51	50
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	164,653	162,626
Fannie Mae Pool #BW5278 6.00% 4/1/2053[1]	2,629	2,597
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	6,204	6,281
Fannie Mae Pool #FS4919 2.50% 5/1/2053[1]	13,932	11,080
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	25,773	24,341
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	11,805	11,152
Fannie Mae Pool #BY2022 5.00% 5/1/2053[1]	5,877	5,550
Fannie Mae Pool #BY1497 5.00% 5/1/2053[1]	3,996	3,773
Fannie Mae Pool #BY1265 5.00% 5/1/2053[1]	2,759	2,606
Fannie Mae Pool #BY2251 5.00% 5/1/2053[1]	2,400	2,266
Fannie Mae Pool #BY0545 5.00% 5/1/2053[1]	1,988	1,877
Fannie Mae Pool #BY2247 5.00% 5/1/2053[1]	583	551
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	144,804	140,059
Fannie Mae Pool #BY1223 5.50% 5/1/2053[1]	7,559	7,311
Fannie Mae Pool #BY0204 5.50% 5/1/2053[1]	3,784	3,663
Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]	2,785	2,694
Fannie Mae Pool #BY3208 5.50% 5/1/2053[1]	249	241
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	511,652	505,352
Fannie Mae Pool #MA5054 4.00% 6/1/2053[1]	32,338	28,820
Fannie Mae Pool #MA5037 4.50% 6/1/2053[1]	12,947	11,899
Fannie Mae Pool #BY4405 5.00% 6/1/2053[1]	32,650	30,833
Fannie Mae Pool #BY4222 5.00% 6/1/2053[1]	6,025	5,690
Fannie Mae Pool #BY5875 5.00% 6/1/2053[1]	5,606	5,294
Fannie Mae Pool #BY2305 5.00% 6/1/2053[1]	3,885	3,668
Fannie Mae Pool #BY3600 5.00% 6/1/2053[1]	2,552	2,410
Fannie Mae Pool #BY4170 5.00% 6/1/2053[1]	2,278	2,151
Fannie Mae Pool #BX7642 5.00% 6/1/2053[1]	2,109	1,993
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	167,965	162,461
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	68,340	66,127
Fannie Mae Pool #BY3337 5.50% 6/1/2053[1]	6,594	6,382
Fannie Mae Pool #BY4223 5.50% 6/1/2053[1]	222	215
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	121,560	120,063
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	32,879	32,474
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	20,456	20,229
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	14,707	14,560
Fannie Mae Pool #BO9414 6.00% 6/1/2053[1]	5,375	5,309
Fannie Mae Pool #BY4290 6.00% 6/1/2053[1]	997	985
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	29,345	29,650
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	10,249	10,307
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	7,438	7,499
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	44,090	40,522
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	7,742	7,117
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	304,148	287,209
Fannie Mae Pool #BY6759 5.00% 7/1/2053[1]	17,720	16,733
Fannie Mae Pool #BU4046 5.00% 7/1/2053[1]	7,814	7,378
Fannie Mae Pool #BY2604 5.00% 7/1/2053[1]	2,997	2,830
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	100	94
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	217,999	210,857
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	24,970	24,662
Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]	30,850	28,353
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	12,168	11,186
The Bond Fund of America — Page 8 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BY6723 5.00% 8/1/2053[1]	USD5,964	$5,632
Fannie Mae Pool #BY8986 5.00% 8/1/2053[1]	2,515	2,375
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	10,270	9,439
Fannie Mae Pool #CB7139 6.50% 9/1/2053[1]	9,995	10,077
Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	14,511	12,360
Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]	14,320	12,197
Fannie Mae Pool #BF0299 3.50% 8/1/2058[1]	23,592	20,094
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	36,557	31,137
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	26,477	22,553
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	59,381	50,580
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	37,983	32,919
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	47,607	38,149
Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]	23,880	19,450
Fannie Mae Pool #BF0563 4.00% 9/1/2061[1]	11,228	10,118
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	8,642	7,970
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028[1,4]	229	65
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]	45	47
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[1]	321	320
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	118	119
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	472	497
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	745	747
Fannie Mae, Series 2002-W1, Class 2A, 4.711% 2/25/2042[1,3]	618	591
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.547% 12/25/2026[1,3]	7	7
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 1/25/2029[1]	420	386
Fannie Mae, Series 2018-M12, Class A2, Multi Family, 3.758% 8/25/2030[1,3]	3,050	2,778
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[1]	244	223
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[1]	324	263
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[1]	112	95
Freddie Mac Pool #ZA6869 5.50% 9/1/2024[1]	— [2]	— [2]
Freddie Mac Pool #ZA1886 5.00% 6/1/2025[1]	62	60
Freddie Mac Pool #ZS8948 6.50% 3/1/2026[1]	9	9
Freddie Mac Pool #ZS8801 6.50% 3/1/2026[1]	7	7
Freddie Mac Pool #ZA1940 6.50% 4/1/2026[1]	10	10
Freddie Mac Pool #ZA1955 6.50% 9/1/2026[1]	3	3
Freddie Mac Pool #ZA1959 6.50% 10/1/2026[1]	2	2
Freddie Mac Pool #ZA0583 6.50% 3/1/2029[1]	— [2]	— [2]
Freddie Mac Pool #D98356 4.50% 5/1/2030[1]	46	45
Freddie Mac Pool #ZT0799 5.00% 9/1/2031[1]	53	51
Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	2	2
Freddie Mac Pool #G30911 4.00% 3/1/2036[1]	2,441	2,243
Freddie Mac Pool #K93532 4.00% 4/1/2036[1]	742	681
Freddie Mac Pool #C91883 4.00% 6/1/2036[1]	369	339
Freddie Mac Pool #A56076 5.50% 1/1/2037[1]	6	6
Freddie Mac Pool #C91917 3.00% 2/1/2037[1]	477	426
Freddie Mac Pool #G04804 4.50% 5/1/2037[1]	1,174	1,110
Freddie Mac Pool #C91948 4.00% 7/1/2037[1]	2,894	2,655
Freddie Mac Pool #ZS1566 6.50% 8/1/2037[1]	1	1
Freddie Mac Pool #G03695 5.50% 11/1/2037[1]	2	2
Freddie Mac Pool #G08248 5.50% 2/1/2038[1]	28	28
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[1]	42,957	38,356
Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	1	1
Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	2	2
The Bond Fund of America — Page 9 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #A87873 5.00% 8/1/2039[1]	USD2,157	$2,100
Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	3	3
Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	11	11
Freddie Mac Pool #G05937 4.50% 8/1/2040[1]	4,446	4,209
Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	7,067	5,769
Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	6	5
Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	5,898	4,773
Freddie Mac Pool #RB5105 2.00% 3/1/2041[1]	125,361	101,339
Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	24,094	19,469
Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	5	5
Freddie Mac Pool #RB5114 2.00% 6/1/2041[1]	116,259	93,644
Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	28,851	23,259
Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	10,436	8,398
Freddie Mac Pool #G06648 5.00% 6/1/2041[1]	604	587
Freddie Mac Pool #Q01658 5.00% 6/1/2041[1]	227	218
Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	15	15
Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	144,300	116,124
Freddie Mac Pool #SC0148 2.00% 7/1/2041[1]	78,516	63,299
Freddie Mac Pool #Q01992 4.50% 7/1/2041[1]	36	34
Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	225,131	180,452
Freddie Mac Pool #Q02705 4.50% 8/1/2041[1]	1,956	1,851
Freddie Mac Pool #G06956 4.50% 8/1/2041[1]	469	444
Freddie Mac Pool #G06769 4.50% 8/1/2041[1]	198	188
Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	20,335	16,394
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	11,598	9,292
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	77,109	61,410
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	15,705	12,547
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	62,592	49,961
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	19,980	15,934
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	44	40
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	541	480
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	719	639
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	583	516
Freddie Mac Pool #Q22946 4.00% 11/1/2043[1]	4,127	3,761
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	2,618	2,313
Freddie Mac Pool #760012 3.113% 4/1/2045[1,3]	609	583
Freddie Mac Pool #760013 3.194% 4/1/2045[1,3]	322	310
Freddie Mac Pool #760014 2.718% 8/1/2045[1,3]	1,672	1,547
Freddie Mac Pool #G60138 3.50% 8/1/2045[1]	545	482
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	13,187	11,615
Freddie Mac Pool #V81992 4.00% 10/1/2045[1]	510	463
Freddie Mac Pool #G60344 4.00% 12/1/2045[1]	10,088	9,230
Freddie Mac Pool #T65375 3.50% 7/1/2046[1]	104	90
Freddie Mac Pool #Q42034 4.50% 7/1/2046[1]	93	87
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	4,886	4,307
Freddie Mac Pool #Q42633 4.50% 8/1/2046[1]	260	244
Freddie Mac Pool #Q43312 4.50% 9/1/2046[1]	470	442
Freddie Mac Pool #Q43461 4.50% 10/1/2046[1]	257	240
Freddie Mac Pool #Q44689 4.50% 12/1/2046[1]	362	338
Freddie Mac Pool #760015 2.576% 1/1/2047[1,3]	1,874	1,735
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	994	872
Freddie Mac Pool #Q47620 4.00% 4/1/2047[1]	7,262	6,662
Freddie Mac Pool #Q47828 4.50% 5/1/2047[1]	251	234
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[1]	69	60
The Bond Fund of America — Page 10 of 87

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	USD1,154	$1,012
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	1,389	1,225
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	6,577	5,952
Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,836	4,095
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[1]	7,846	6,856
Freddie Mac Pool #Q52613 4.00% 12/1/2047[1]	4,487	4,079
Freddie Mac Pool #G08793 4.00% 12/1/2047[1]	2,933	2,666
Freddie Mac Pool #Q52596 4.50% 12/1/2047[1]	1,599	1,499
Freddie Mac Pool #Q53878 4.00% 1/1/2048[1]	4,241	3,856
Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	23,579	20,771
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	980	862
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	975	858
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	742	653
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	693	610
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	666	585
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	628	552
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	399	353
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	310	273
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	284	251
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	22,233	20,216
Freddie Mac Pool #G08805 4.00% 3/1/2048[1]	1,045	947
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	218	191
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	934	850
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	878	799
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	426	390
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	540	475
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	335	295
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	186	163
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	1,363	1,240
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	354	332
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	6,396	5,780
Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	133	117
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	2,631	2,466
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	1,422	1,329
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	970	907
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[1]	1,623	1,470
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	3,390	2,971
Freddie Mac Pool #QA1885 3.50% 8/1/2049[1]	4,670	4,090
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	967	848
Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	59,364	51,989
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	7,617	6,705
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	7,399	6,513
Freddie Mac Pool #QA4692 3.00% 11/1/2049[1]	18,380	15,452
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	7,695	6,482
Freddie Mac Pool #SD0185 3.00% 12/1/2049[1]	4,436	3,718
Freddie Mac Pool #QA5125 3.50% 12/1/2049[1]	21,885	19,180
Freddie Mac Pool #SD0234 3.00% 1/1/2050[1]	27,934	23,408
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	12,346	10,400
Freddie Mac Pool #RA2319 3.00% 3/1/2050[1]	18,483	15,362
Freddie Mac Pool #RA2596 2.50% 5/1/2050[1]	3,880	3,128
Freddie Mac Pool #SD7517 3.00% 5/1/2050[1]	28,717	24,220
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	39,053	31,554
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	3,345	2,788
Freddie Mac Pool #SI2077 2.00% 9/1/2050[1]	14,369	11,026
The Bond Fund of America — Page 11 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8090 2.00% 9/1/2050[1]	USD8,924	$6,841
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	14,517	12,092
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	36,874	29,791
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	34,698	26,575
Freddie Mac Pool #RA4070 2.50% 11/1/2050[1]	59,368	47,530
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	23,296	18,651
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	1,828	1,395
Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	3,576	2,767
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	754	577
Freddie Mac Pool #SD7535 2.50% 2/1/2051[1]	4,261	3,442
Freddie Mac Pool #RA4658 3.00% 2/1/2051[1]	40,385	33,822
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	64,724	49,505
Freddie Mac Pool #RA5287 2.00% 5/1/2051[1]	34,113	26,134
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	30,111	23,069
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	4,938	3,954
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	9,244	7,674
Freddie Mac Pool #SD1852 2.50% 6/1/2051[1]	91,685	73,283
Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	16,315	13,107
Freddie Mac Pool #SD0644 2.50% 7/1/2051[1]	16,084	12,854
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	84,325	70,923
Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	131,471	104,662
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	66,926	53,900
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	9,562	7,966
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	4,245	3,557
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	767	639
Freddie Mac Pool #SD8172 2.00% 10/1/2051[1]	887	677
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	53,601	44,634
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	25,980	21,765
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	134,134	102,708
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	14,294	11,509
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	10,878	8,745
Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]	878	699
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	10,590	8,823
Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]	8,607	6,909
Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	4,592	3,809
Freddie Mac Pool #QD1946 3.50% 12/1/2051[1]	247	214
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	74,423	59,581
Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	30,740	24,475
Freddie Mac Pool #QD5941 2.50% 1/1/2052[1]	1,441	1,157
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	43,042	36,059
Freddie Mac Pool #SD0803 3.00% 1/1/2052[1]	1,808	1,504
Freddie Mac Pool #QD7321 3.50% 1/1/2052[1]	356	307
Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]	71,494	54,498
Freddie Mac Pool #SD0881 2.50% 2/1/2052[1]	28,063	22,346
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	62,003	52,205
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	25,524	22,332
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	5,432	4,684
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]	2,741	2,203
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	32,962	27,650
Freddie Mac Pool #QD9030 3.50% 3/1/2052[1]	898	776
Freddie Mac Pool #QE0562 3.50% 3/1/2052[1]	64	55
Freddie Mac Pool #QD8208 3.50% 3/1/2052[1]	43	37
Freddie Mac Pool #QD9527 4.00% 3/1/2052[1]	22	19
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	28,454	22,908
The Bond Fund of America — Page 12 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QD9911 2.50% 4/1/2052[1]	USD213	$169
Freddie Mac Pool #QE0917 3.50% 4/1/2052[1]	502	433
Freddie Mac Pool #QE0316 3.50% 4/1/2052[1]	40	35
Freddie Mac Pool #8D0226 2.535% 5/1/2052[1,3]	9,156	7,893
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	23,508	20,239
Freddie Mac Pool #QE8663 3.50% 5/1/2052[1]	990	853
Freddie Mac Pool #QE5301 3.50% 5/1/2052[1]	821	707
Freddie Mac Pool #QE5589 3.50% 5/1/2052[1]	714	616
Freddie Mac Pool #SD1318 3.50% 6/1/2052[1]	949	819
Freddie Mac Pool #QE3580 3.50% 6/1/2052[1]	414	356
Freddie Mac Pool #QE4273 3.50% 6/1/2052[1]	86	75
Freddie Mac Pool #SD3245 4.00% 6/1/2052[1]	44,811	40,435
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	891	794
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	25,792	23,709
Freddie Mac Pool #RA7502 5.00% 6/1/2052[1]	134	127
Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	5,663	5,051
Freddie Mac Pool #QE6185 5.00% 7/1/2052[1]	714	676
Freddie Mac Pool #RA7618 5.00% 7/1/2052[1]	386	365
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	30,756	25,706
Freddie Mac Pool #QE7539 4.50% 8/1/2052[1]	14,034	12,901
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	554	509
Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	28	26
Freddie Mac Pool #QE7987 5.50% 8/1/2052[1]	349	338
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	2,630	2,417
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	632	581
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	378	347
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	10,090	9,533
Freddie Mac Pool #SD2079 4.00% 10/1/2052[1]	8,510	7,586
Freddie Mac Pool #QF2221 4.00% 10/1/2052[1]	4,859	4,332
Freddie Mac Pool #QF2223 4.00% 10/1/2052[1]	329	294
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	22,281	20,480
Freddie Mac Pool #QF1254 4.50% 10/1/2052[1]	21,599	19,854
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	3,690	3,392
Freddie Mac Pool #QF2368 4.50% 10/1/2052[1]	3,117	2,865
Freddie Mac Pool #QF2009 4.50% 10/1/2052[1]	350	322
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	252	232
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	49,360	47,839
Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	133,122	120,682
Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	45,969	41,684
Freddie Mac Pool #QF2960 4.50% 11/1/2052[1]	2,832	2,604
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	62,697	60,653
Freddie Mac Pool #SD2066 4.00% 12/1/2052[1]	2,917	2,601
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	156,072	147,454
Freddie Mac Pool #SD1961 5.50% 12/1/2052[1]	11,071	10,711
Freddie Mac Pool #SD8286 4.00% 1/1/2053[1]	11,999	10,694
Freddie Mac Pool #SD8287 4.50% 1/1/2053[1]	8,768	8,059
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	1,590	1,502
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	366,592	362,554
Freddie Mac Pool #QF6121 6.00% 1/1/2053[1]	582	576
Freddie Mac Pool #SD2246 6.00% 1/1/2053[1]	66	65
Freddie Mac Pool #QF7774 5.50% 2/1/2053[1]	6,210	6,008
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	5,302	5,130
Freddie Mac Pool #QF7483 5.50% 2/1/2053[1]	894	865
Freddie Mac Pool #QF8331 5.50% 2/1/2053[1]	585	566
The Bond Fund of America — Page 13 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	USD96,491	$95,337
Freddie Mac Pool #SD2618 6.00% 2/1/2053[1]	62	61
Freddie Mac Pool #SD8306 4.50% 3/1/2053[1]	396	364
Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]	23,794	23,015
Freddie Mac Pool #QF9076 5.50% 3/1/2053[1]	7,974	7,713
Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	1,714	1,575
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	29,083	27,467
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	19,134	18,079
Freddie Mac Pool #QG0749 5.00% 4/1/2053[1]	9,507	8,978
Freddie Mac Pool #SD2654 5.00% 4/1/2053[1]	2,166	2,045
Freddie Mac Pool #QG1829 5.00% 4/1/2053[1]	1,104	1,042
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	35,277	34,121
Freddie Mac Pool #QG1266 5.50% 4/1/2053[1]	498	482
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	256	236
Freddie Mac Pool #QG3743 5.00% 5/1/2053[1]	19,199	18,130
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	12,107	11,435
Freddie Mac Pool #QG2060 5.00% 5/1/2053[1]	1,034	976
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	187,708	181,558
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	75,189	72,753
Freddie Mac Pool #QG3382 5.50% 5/1/2053[1]	7,183	6,948
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	4,981	4,823
Freddie Mac Pool #QG1719 5.50% 5/1/2053[1]	46	45
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	186,427	184,132
Freddie Mac Pool #SD3214 4.00% 6/1/2053[1]	20,801	18,536
Freddie Mac Pool #SD8328 4.50% 6/1/2053[1]	13,884	12,759
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	45,848	43,300
Freddie Mac Pool #QG4778 5.00% 6/1/2053[1]	998	943
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	188,292	182,123
Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]	15,742	15,227
Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]	8,364	8,092
Freddie Mac Pool #QG5097 5.50% 6/1/2053[1]	7,975	7,714
Freddie Mac Pool #QG4732 5.50% 6/1/2053[1]	36	34
Freddie Mac Pool #QG3775 5.50% 6/1/2053[1]	24	23
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	264,653	261,394
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	63,765	62,982
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	24,922	24,630
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	20,626	20,409
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	19,729	19,541
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	12,766	12,610
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	8,925	8,890
Freddie Mac Pool #QG4096 6.00% 6/1/2053[1]	474	468
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	9,231	9,310
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	7,902	7,967
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	7,493	7,587
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	7,282	7,393
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	4,997	5,083
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	3,845	3,886
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	2,729	2,744
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	2,012	2,048
Freddie Mac Pool #SD8353 4.00% 7/1/2053[1]	28,639	25,521
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	141,038	133,184
Freddie Mac Pool #QG6641 5.00% 7/1/2053[1]	11,754	11,101
Freddie Mac Pool #QG9079 5.00% 7/1/2053[1]	8,717	8,232
Freddie Mac Pool #QG7072 5.00% 7/1/2053[1]	5,925	5,596
The Bond Fund of America — Page 14 of 87

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QG6394 5.00% 7/1/2053[1]	USD1,000	$945
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	762,809	737,814
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	49,429	48,830
Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	2,488	2,458
Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	17,025	15,172
Freddie Mac Pool #QG8013 5.00% 8/1/2053[1]	1,051	992
Freddie Mac Pool #QG9140 5.00% 8/1/2053[1]	1,039	981
Freddie Mac Pool #SD8360 4.50% 9/1/2053[1]	15,288	14,049
Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	22,906	20,411
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[1]	178	177
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]	2,069	1,757
Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031[1]	1,000	812
Freddie Mac, Series K136, Class A2, 2.127% 11/25/2031[1]	142	113
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[1]	2,157	2,145
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[1]	1,614	1,603
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	849	839
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[1]	17,197	16,596
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,3]	562	542
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026[1]	400	378
Freddie Mac, Series K742, Class A2, Multi Family, 1.76% 3/25/2028[1]	3,000	2,600
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028[1]	172	163
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,3]	1,680	1,591
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,3]	3,000	2,857
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 10/25/2028[1,3]	6,045	5,688
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[1]	5,249	4,870
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029[1]	5,000	4,603
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]	2,113	1,817
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029[1]	62	54
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	118,468	113,343
Freddie Mac, Series K137, Class A2, Multi Family, 2.347% 11/25/2031[1,3]	306	248
Freddie Mac, Series K140, Class A2, Multi Family, 2.25% 1/25/2032[1]	417	334
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[1]	7,501	6,070
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]	7,984	6,418
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]	5,000	4,020
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]	3,551	2,873
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,3]	2,010	1,800
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]	21,945	19,622
Freddie Mac, Series K151, Class A2, Multi Family, 3.80% 12/25/2032[1]	6,865	6,149
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[1]	13,000	11,645
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,3]	24,842	23,326
Freddie Mac, Series K155, Class A2, Multi Family, 4.25% 4/25/2033[1]	4,000	3,701
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]	23	19
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[1]	238	202
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[1]	229	173
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	820	673
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[1]	100	86
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[1]	89	75
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	23,576	21,157
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[1]	3,185	2,869
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	5,429	4,352
The Bond Fund of America — Page 15 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,3]	USD9,700	$8,741
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	1,099	925
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	28,347	25,316
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	27,427	24,475
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	5,798	4,694
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	8,334	7,255
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	5,164	4,444
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[1]	4,603	4,368
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	44,859	41,356
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	8,631	7,357
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	2,902	2,469
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	1,226	1,123
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	20,550	18,732
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	2,455	2,090
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	1,516	1,293
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	515	473
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	90,284	80,745
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	18,163	17,105
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	13,780	12,884
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	48,413	43,822
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	25,163	22,575
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	35,394	32,194
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[1]	7,924	6,405
Government National Mortgage Assn. 2.00% 10/1/2053[1,5]	39,500	31,235
Government National Mortgage Assn. 2.50% 10/1/2053[1,5]	9,243	7,555
Government National Mortgage Assn. 3.00% 10/1/2053[1,5]	108,536	92,001
Government National Mortgage Assn. 3.50% 10/1/2053[1,5]	182,687	160,037
Government National Mortgage Assn. 4.00% 10/1/2053[1,5]	117,330	105,721
Government National Mortgage Assn. 4.50% 10/1/2053[1,5]	439,176	405,740
Government National Mortgage Assn. 5.00% 10/1/2053[1,5]	186,148	176,404
Government National Mortgage Assn. 5.50% 10/1/2053[1,5]	472,333	458,384
Government National Mortgage Assn. 2.50% 11/1/2053[1,5]	20,000	16,365
Government National Mortgage Assn. 4.00% 11/1/2053[1,5]	48,600	43,822
Government National Mortgage Assn. 4.50% 11/1/2053[1,5]	133,500	123,420
Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028[1]	438	416
Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035[1]	176	168
Government National Mortgage Assn. Pool #AB3587 6.50% 12/20/2038[1]	30	30
The Bond Fund of America — Page 16 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039[1]	USD270	$256
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[1]	773	735
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	1,338	1,347
Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041[1]	65	60
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	1,135	1,117
Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041[1]	593	556
Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041[1]	114	106
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	3,626	3,409
Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042[1]	285	250
Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043[1]	831	729
Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047[1]	3,238	2,764
Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047[1]	1,305	1,113
Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048[1]	231	204
Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048[1]	1,855	1,644
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	36	35
Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048[1]	1,443	1,280
Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048[1]	2,303	2,042
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[1]	2,010	1,884
Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049[1]	33	30
Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049[1]	119	112
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	10,109	9,220
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[1]	1,777	1,666
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]	292	273
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	70	68
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[1]	1,776	1,663
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	71,489	63,055
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[1]	437	407
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	1,536	1,252
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[1]	19,867	18,631
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	50,590	40,756
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	32,171	25,863
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	37,982	30,428
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	23,908	19,318
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	9,898	8,144
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	35,128	28,222
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	1,820	1,483
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	3,140	2,523
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	636	519
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	107	87
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	63,367	57,139
Government National Mortgage Assn. Pool #694836 5.75% 9/20/2059[1]	1	1
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[1]	3	3
Government National Mortgage Assn. Pool #725876 4.86% 9/20/2061[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #710085 5.031% 9/20/2061[1]	3	3
Government National Mortgage Assn. Pool #725879 4.881% 10/20/2061[1]	1	1
Government National Mortgage Assn. Pool #AC1008 4.349% 10/20/2063[1]	1	1
Government National Mortgage Assn. Pool #776095 4.852% 2/20/2064[1]	1	1
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #AG8238 4.865% 12/20/2064[1]	2	2
Government National Mortgage Assn. Pool #AE9612 4.85% 1/20/2065[1]	2	2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	11,853	8,489
Uniform Mortgage-Backed Security 1.50% 10/1/2038[1,5]	469	391
Uniform Mortgage-Backed Security 2.00% 10/1/2038[1,5]	1,875	1,608
Uniform Mortgage-Backed Security 2.50% 10/1/2038[1,5]	8,800	7,756
The Bond Fund of America — Page 17 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.50% 10/1/2038[1,5]	USD37,000	$34,214
Uniform Mortgage-Backed Security 4.00% 10/1/2038[1,5]	29,000	27,377
Uniform Mortgage-Backed Security 2.00% 11/1/2038[1,5]	40,125	34,466
Uniform Mortgage-Backed Security 2.50% 11/1/2038[1,5]	39,200	34,600
Uniform Mortgage-Backed Security 2.50% 10/1/2053[1,5]	381,181	302,606
Uniform Mortgage-Backed Security 3.50% 10/1/2053[1,5]	227,827	195,949
Uniform Mortgage-Backed Security 4.00% 10/1/2053[1,5]	175,954	156,668
Uniform Mortgage-Backed Security 4.50% 10/1/2053[1,5]	58,987	54,162
Uniform Mortgage-Backed Security 5.00% 10/1/2053[1,5]	189,046	178,368
Uniform Mortgage-Backed Security 6.00% 10/1/2053[1,5]	857,411	846,224
Uniform Mortgage-Backed Security 6.50% 10/1/2053[1,5]	393,395	395,208
Uniform Mortgage-Backed Security 2.00% 11/1/2053[1,5]	87,843	66,905
Uniform Mortgage-Backed Security 2.50% 11/1/2053[1,5]	112,531	89,475
Uniform Mortgage-Backed Security 3.00% 11/1/2053[1,5]	393,984	326,314
Uniform Mortgage-Backed Security 3.50% 11/1/2053[1,5]	534,751	460,345
Uniform Mortgage-Backed Security 4.00% 11/1/2053[1,5]	35,355	31,512
Uniform Mortgage-Backed Security 4.50% 11/1/2053[1,5]	402,136	369,369
Uniform Mortgage-Backed Security 5.00% 11/1/2053[1,5]	485,121	457,871
Uniform Mortgage-Backed Security 5.50% 11/1/2053[1,5]	82,211	79,433
Uniform Mortgage-Backed Security 6.00% 11/1/2053[1,5]	793,913	783,182
Uniform Mortgage-Backed Security 6.50% 11/1/2053[1,5]	2,789,114	2,800,225
Uniform Mortgage-Backed Security 6.00% 12/1/2053[1,5]	954,800	942,343
Uniform Mortgage-Backed Security 6.50% 12/1/2053[1,5]	1,250,000	1,254,004
		25,975,896
Commercial mortgage-backed securities 2.11%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.466% 11/15/2055[1,3]	2,275	2,136
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 8/17/2040[1,4]	3,657	3,342
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756% 5/15/2053[1,4]	1,000	833
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]	2,750	2,603
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[1]	115	107
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.379% 6/15/2028[1,3]	1,940	1,968
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	3,920	3,565
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	255	228
Bank Commercial Mortgage Trust, Series 2021-BN31, Class A4, 2.036% 2/15/2054[1]	235	181
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[1]	135	123
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[1]	28,219	25,234
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[1,3]	24,749	24,835
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,3]	4,984	5,103
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060[1]	3,750	3,413
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	2,510	2,293
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	321	291
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061[1]	500	460
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,3]	11,116	10,333
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	3,546	2,988
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061[1,3]	250	231
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061[1]	492	457
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[1]	5,000	4,348
Bank Commercial Mortgage Trust, Series 2020-BN28, Class A4, 1.844% 3/15/2063[1]	1,766	1,358
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	1,654	1,337
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,4]	5,800	5,412
The Bond Fund of America — Page 18 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.251% 3/15/2037[1,3,4]	USD1,574	$1,459
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[1]	3,475	3,136
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]	5,890	5,415
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[1,3]	90	83
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	6,351	5,767
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052[1]	5,135	4,593
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]	944	745
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053[1]	1,000	917
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,3]	6,954	6,493
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[1]	11,000	8,234
Benchmark Mortgage Trust, Series 2020-B20, Class AS, 2.375% 10/15/2053[1]	1,450	1,058
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054[1]	5,000	3,734
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054[1]	900	705
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	14,719	11,247
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054[1]	7,140	5,397
Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669% 12/15/2054[1]	5,000	3,954
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[1]	11,500	8,884
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055[1]	3,000	2,535
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,3]	7,034	5,764
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.593% 5/15/2055[1,3]	14,428	12,694
Benchmark Mortgage Trust, Series 2022-B36, Class A5, 4.47% 7/15/2055[1,3]	29,367	26,485
Benchmark Mortgage Trust, Series 2022-B37, Class A5, 5.943% 11/15/2055[1,3]	2,522	2,513
Benchmark Mortgage Trust, Series 2023-B38, Class A4, 5.525% 4/15/2056[1]	7,636	7,437
Benchmark Mortgage Trust, Series 2023-V3, Class A3, 6.363% 7/15/2056[1]	7,720	7,814
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]	730	622
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062[1]	500	445
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 12/15/2062[1]	5,000	4,234
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,3]	2,482	2,522
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.118% 8/15/2056[1,3]	2,661	2,701
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[1,3]	6,880	6,933
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.102% 5/15/2039[1,3,4]	60,445	60,289
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.23% 4/15/2037[1,3,4]	20,378	20,048
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.447% 6/15/2027[1,3,4]	54,030	54,155
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.036% 9/15/2034[1,3,4]	954	932
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.147% 9/15/2036[1,3,4]	103,652	100,977
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.346% 10/15/2036[1,3,4]	26,873	26,241
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 6.194% 11/15/2036[1,3,4]	68,774	67,552
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.823% 4/15/2037[1,3,4]	30,065	29,875
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.117% 6/15/2038[1,3,4]	40,112	39,424
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.297% 11/15/2038[1,3,4]	66,291	65,102
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.783% 8/15/2039[1,3,4]	8,719	8,728
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.502% 10/15/2039[1,3,4]	21,702	21,781
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.613% 6/15/2040[1,3,4]	28,351	28,381
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,4]	4,500	4,040
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[1]	1,000	900
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]	5,576	5,028
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[1,3,4]	142,455	138,983
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[1,3,4]	8,000	7,983
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[1,3]	1,800	1,665
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2/10/2048[1]	755	732
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	1,525	1,427
The Bond Fund of America — Page 19 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[1]	USD2,740	$2,552
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[1]	500	455
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050[1]	6,048	5,489
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]	2,930	2,652
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056[1]	200	169
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]	4,563	4,366
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057[1]	805	662
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 10/15/2045[1,4]	32	30
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[1,3]	3,000	2,979
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 4/10/2047[1]	1,921	1,897
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[1]	850	834
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278% 4/10/2047[1]	1,070	1,027
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 8/10/2047[1]	910	885
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 8/10/2047[1]	750	722
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 10/10/2047[1]	886	863
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[1,3]	2,200	2,082
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]	4,000	3,644
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[1]	772	753
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]	825	759
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050[1]	2,261	2,055
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174% 11/15/2048[1,3]	999	936
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[1,3]	600	528
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	2,375	2,197
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]	2,000	1,688
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	2,354	2,265
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,3,4]	65,864	61,289
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,4]	6,865	6,856
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,4]	7,957	7,941
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,3,4]	6,119	6,099
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	500	457
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.527% 7/15/2038[1,3,4]	13,907	13,802
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.827% 7/15/2038[1,3,4]	3,460	3,422
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.147% 7/15/2038[1,3,4]	3,424	3,377
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.697% 7/15/2038[1,3,4]	3,587	3,535
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	11,246	11,050
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,4]	7,696	7,356
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,4]	7,590	5,803
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.149%) 6.252% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[1,4,6]	42,526	42,331
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]	5,708	5,535
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[1]	3,000	2,853
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]	2,372	2,194
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049[1,3]	2,654	2,451
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050[1]	855	768
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	3,000	2,700
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	255	230
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053[1]	174	146
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	7,483	6,021
The Bond Fund of America — Page 20 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[1]	USD1,556	$1,186
ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 7.577% 10/15/2039[1,3,4]	23,009	22,997
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[1]	8,195	8,110
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[1]	1,858	1,839
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 4/15/2047[1,3]	600	578
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.629% 9/15/2047[1,3]	100	95
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]	2,333	2,103
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	1,600	1,474
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	1,683	1,515
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052[1]	975	805
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,4]	42,523	34,206
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[1,4]	1,920	1,479
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 12/15/2046[1]	44	44
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,3]	5,095	4,716
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[1]	1,000	917
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[1,4]	1,126	966
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.248% 4/15/2038[1,3,4]	19,732	19,481
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.02% 8/15/2046[1,3]	892	887
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 11/15/2046[1]	1,112	1,107
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 4/15/2047[1]	189	187
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 6/15/2047[1]	512	506
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[1]	24,171	23,658
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]	525	498
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	1,870	1,775
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[1]	1,300	1,235
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 9/15/2049[1]	243	222
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049[1]	3,000	2,722
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	5,280	4,877
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 7/15/2050[1]	550	526
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	1,730	1,595
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,4]	6,220	5,751
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,4]	1,000	860
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.597% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,4,6]	5,000	4,553
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,4]	23,334	18,246
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.023% 7/15/2036[1,3,4]	46,039	45,114
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.177% 11/15/2038[1,3,4]	51,446	50,531
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.332% 1/15/2039[1,3,4]	55,785	54,391
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[1]	290	279
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]	4,380	4,184
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	6,906	6,586
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]	1,400	1,323
The Bond Fund of America — Page 21 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 12/15/2048[1]	USD1,137	$1,077
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]	6,190	5,676
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[1]	380	344
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	6,370	5,934
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[1]	2,302	2,252
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050[1]	1,154	1,053
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]	6,500	5,925
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	3,898	3,313
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,4]	1,667	1,422
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.696% 9/15/2058[1,3]	1,000	900
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]	1,320	1,235
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]	3,853	3,489
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	510	472
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[1,3]	2,000	1,872
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[1]	9,415	9,199
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.121% 11/15/2027[1,3,4]	15,228	15,265
		1,574,199
Collateralized mortgage-backed obligations (privately originated) 1.19%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,4]	12,626	9,928
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,4]	407	372
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,4,6]	41,578	37,681
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,4]	2,275	2,019
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,4]	1,342	1,266
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,4]	16,370	14,277
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,4,6]	1,982	1,911
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,4,6]	3,149	3,052
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,4,6]	3,071	2,767
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[1]	1,255	1,057
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,3,4]	14,032	13,444
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,3,4]	3,738	3,593
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,3,4]	8,735	8,487
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[1]	1,760	1,642
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3,4]	2,926	2,863
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,4]	36,155	32,720
Citigroup Mortgage Loan Trust, Series 2021-J1, Class A4A, 2.50% 4/25/2051[1,3,4]	1,796	1,322
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,4]	528	473
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,3,4]	3,731	3,287
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,4]	5,900	4,862
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (30-day Average USD-SOFR + 4.514%) 9.829% 1/25/2024[1,3]	2,605	2,630
The Bond Fund of America — Page 22 of 87

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (30-day Average USD-SOFR + 2.714%) 8.029% 5/25/2024[1,3]	USD1,882	$1,897
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.329% 11/25/2024[1,3]	1,659	1,718
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.065% 10/25/2041[1,3,4]	174	173
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.065% 5/25/2042[1,3,4]	835	857
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.715% 12/25/2042[1,3,4]	1,270	1,292
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,4]	6,572	5,890
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,3,4]	639	611
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[1,3,4]	656	637
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]	128	126
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]	58	58
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]	578	543
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]	141	141
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,4]	11,139	11,491
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,4]	12,087	12,552
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[1,3,4]	13,667	10,381
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[1,3,4]	12,739	9,676
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,4]	14,567	11,065
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,3,4]	37,227	28,324
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,3,4]	15,170	11,523
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,3,4]	2,567	2,038
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.979% 7/25/2028[1,3]	2,017	2,145
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 6.115% 10/25/2041[1,3,4]	702	701
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.315% 4/25/2042[1,3,4]	8,277	8,340
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.515% 5/25/2042[1,3,4]	196	199
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.265% 6/25/2042[1,3,4]	2,089	2,144
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.465% 9/25/2042[1,3,4]	3,285	3,319
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.015% 9/25/2042[1,3,4]	7,561	7,939
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.129% 1/25/2050[1,3,4]	690	690
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.279% 2/25/2050[1,3,4]	1,443	1,446
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.529% 6/27/2050[1,3,4]	3,624	3,926
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.429% 8/25/2050[1,3,4]	3,891	4,345
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.909% 10/25/2050[1,3,4]	1,515	1,531
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,4]	16,997	14,366
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,3,4]	40,564	30,811
The Bond Fund of America — Page 23 of 87

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,4]	USD26,218	$22,959
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,4]	2,920	2,730
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[1,3,4]	4,623	3,512
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,4,6]	28,083	28,330
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,4,6]	6,518	6,423
Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 5.882% 10/25/2059 (6.882% on 1/25/2024)[1,4,6]	10,950	10,896
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[1,3,4]	4,082	4,059
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (7.25% on 4/25/2024)[1,4,6]	7,972	7,914
Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 6.25% 6/25/2060 (3.25% on 10/25/2023)[1,4,6]	17,677	17,502
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,4,6]	20,341	19,675
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,3,4]	9,132	8,479
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,4,6]	7,957	7,380
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG2, Class A1, 2.50% 6/25/2051[1,3,4]	18,786	14,270
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG3, Class A3, 2.50% 7/1/2051[1,3,4]	14,420	10,953
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.284% 11/25/2055[1,3,4]	88,549	88,038
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,3,4]	16,919	14,634
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[1,3,4]	3,000	2,814
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3,4]	4,105	3,826
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,3,4]	112	108
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,4]	1,887	1,773
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3,4]	9,151	8,427
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD CME Term SOFR + 0.865%) 6.184% 5/25/2055[1,3,4]	42,288	42,147
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,3,4]	1,075	816
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,4,6]	2,746	2,733
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,4,6]	1,825	1,812
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,4,6]	8,260	8,215
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,4]	17,995	14,713
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,4]	7,229	6,553
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,4]	11,011	10,572
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD CME Term SOFR + 0.955%) 6.274% 7/25/2037[1,3]	7,314	6,349
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,3,4]	14,378	14,107
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.204% 3/25/2054[1,3,4]	1,500	1,429
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.211% 2/25/2055[1,3,4]	4,000	3,750
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,3,4]	7,000	6,636
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.557% 8/25/2055[1,3,4]	3,200	2,651
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,3,4]	388	384
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,3,4]	3,000	2,897
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.034% 2/25/2057[1,3,4]	202	203
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057[1,3,4]	7,000	6,801
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,3,4]	518	491
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,3,4]	1,575	1,328
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3,4]	238	232
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3,4]	886	845
The Bond Fund of America — Page 24 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,3,4]	USD3,000	$2,681
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,3,4]	10,000	9,239
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,4]	8,053	7,713
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,3,4]	6,000	4,856
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,4]	257	247
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058[1,3,4]	6,685	6,243
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,3,4]	3,615	3,054
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,3,4]	5,000	3,841
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,3,4]	4,590	3,819
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,4]	20,948	18,186
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,4]	1,999	1,837
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[4,7]	10,592	9,370
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,4]	29,677	26,490
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[1,4]	10,774	10,378
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[1,4]	7,963	7,533
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,4]	1,536	1,436
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,4,6]	5,305	5,239
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,4,6]	193	190
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,4,6]	687	684
		885,950
Total mortgage-backed obligations		28,436,045
Corporate bonds, notes & loans 31.16% Financials 9.95%
AerCap Ireland Capital DAC 1.15% 10/29/2023	18,000	17,932
AerCap Ireland Capital DAC 1.65% 10/29/2024	50,868	48,406
AerCap Ireland Capital DAC 6.50% 7/15/2025	4,854	4,861
AerCap Ireland Capital DAC 1.75% 1/30/2026	7,812	7,054
AerCap Ireland Capital DAC 2.45% 10/29/2026	60,098	53,859
AerCap Ireland Capital DAC 5.75% 6/6/2028	28,777	28,136
AerCap Ireland Capital DAC 3.00% 10/29/2028	48,387	41,512
AerCap Ireland Capital DAC 3.30% 1/30/2032	53,178	42,294
AerCap Ireland Capital DAC 3.40% 10/29/2033	26,051	20,164
AerCap Ireland Capital DAC 3.85% 10/29/2041	8,351	5,932
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[6]	EUR9,525	8,032
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[4,6]	USD3,400	3,388
Allstate Corp. (The) 5.25% 3/30/2033	2,128	2,009
Ally Financial, Inc. 5.125% 9/30/2024	3,863	3,804
Ally Financial, Inc. 5.80% 5/1/2025	6,400	6,289
Ally Financial, Inc. 8.00% 11/1/2031	22,786	23,028
American Express Co. 5.85% 11/5/2027	1,700	1,713
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[6]	21,950	19,600
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[6]	55,975	51,645
American International Group, Inc. 2.50% 6/30/2025	7,000	6,607
American International Group, Inc. 3.90% 4/1/2026	1,313	1,258
American International Group, Inc. 5.125% 3/27/2033	26,665	24,834
American International Group, Inc. 4.375% 6/30/2050	2,730	2,120
Aon Corp. 2.85% 5/28/2027	1,000	909
Aon Corp. 2.60% 12/2/2031	10,750	8,498
Aon Corp. 5.00% 9/12/2032	6,000	5,630
Aon Corp. 5.35% 2/28/2033	10,924	10,484
Aon Corp. 3.90% 2/28/2052	1,000	716
Australia and New Zealand Banking Group, Ltd. 4.829% 2/3/2025[4]	955	947
The Bond Fund of America — Page 25 of 87

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[4]	USD1,518	$1,520
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 4/17/2025[4]	7,500	7,376
Banco Santander, SA 5.147% 8/18/2025	17,200	16,844
Banco Santander, SA 5.294% 8/18/2027	9,800	9,481
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[6]	7,800	6,824
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]	19,965	16,681
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]	15,790	15,437
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026)[6]	30,000	26,924
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[6]	19,965	17,697
Bank of America Corp. 5.933% 9/15/2027 (USD-SOFR + 1.34% on 9/15/2026)[6]	4,945	4,910
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]	30,000	26,763
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]	17,314	16,354
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[6]	74,881	71,977
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[6]	30,252	30,400
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[6]	5,681	5,098
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[6]	90,594	87,310
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]	53,866	45,112
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[6]	3,783	3,738
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[6]	37,869	28,791
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031)[6]	5,706	4,494
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[6]	14,393	11,319
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	71,753	54,404
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[6]	809	638
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[6]	31,794	28,244
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[6]	3,140	2,890
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[6]	79,864	74,359
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]	66,211	64,470
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040)[6]	530	340
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[6]	7,000	6,123
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[4,6]	32,600	32,422
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[4,6]	9,200	8,072
Bank of Montreal 5.30% 6/5/2026	10,000	9,868
Bank of Montreal 5.203% 2/1/2028	4,000	3,907
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[6]	15,000	14,645
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[6]	10,000	9,985
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[6]	18,000	17,163
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[6]	22,105	19,971
Bank of Nova Scotia (The) 5.25% 6/12/2028	10,000	9,744
Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[6]	725	710
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[6]	16,500	16,210
Barclays PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[6]	29,640	28,497
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[6]	7,000	6,947
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[6]	25,425	24,102
Barclays PLC 6.692% 9/13/2034 (USD-SOFR + 2.62% on 9/13/2033)[6]	3,000	2,930
The Bond Fund of America — Page 26 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[4,6]	USD14,100	$13,908
Berkshire Hathaway Finance Corp. 2.875% 3/15/2032	2,032	1,705
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	9,744	7,965
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	3,293	2,458
BlackRock, Inc. 2.10% 2/25/2032	9,025	6,980
BlackRock, Inc. 4.75% 5/25/2033	15,150	14,230
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[4]	12,375	12,404
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[4]	3,520	3,486
Block, Inc. 2.75% 6/1/2026	8,000	7,204
Block, Inc. 3.50% 6/1/2031	5,025	3,953
BNP Paribas SA 3.375% 1/9/2025[4]	11,000	10,620
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[4,6]	9,000	8,063
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[4,6]	1,011	896
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[4,6]	71,839	64,038
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[4,6]	8,319	6,865
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[4,6]	69,421	54,541
Bocom Leasing Management Hong Kong Co., Ltd. 4.375% 1/22/2024	2,500	2,487
BPCE 5.70% 10/22/2023[4]	27,768	27,742
BPCE 4.625% 7/11/2024[4]	20,600	20,211
BPCE 5.15% 7/21/2024[4]	28,454	28,008
BPCE 1.625% 1/14/2025[4]	18,000	17,037
BPCE 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[4,6]	26,407	23,977
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[4,6]	17,000	16,822
BPCE 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[4,6]	10,656	9,392
BPCE 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[4,6]	36,234	27,148
BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[4,6]	27,495	25,841
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[4,6]	7,000	7,000
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,6]	23,950	23,449
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[4,6]	5,000	4,904
Canadian Imperial Bank of Commerce 5.144% 4/28/2025	10,000	9,872
Canadian Imperial Bank of Commerce 3.60% 4/7/2032	197	168
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	21,867	21,734
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[6]	26,900	26,577
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[6]	16,000	15,531
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[6]	16,300	15,476
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[6]	12,140	11,563
Capital One Financial Corp. 6.312% 6/8/2029 (USD-SOFR + 2.64% on 6/8/2028)[6]	4,850	4,742
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[6]	1,550	1,464
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[6]	17,800	17,442
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[6]	17,388	16,552
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[6]	31,625	30,781
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	5,188	3,830
Chubb INA Holdings, Inc. 3.35% 5/3/2026	100	95
Chubb INA Holdings, Inc. 4.35% 11/3/2045	100	82
Chubb INA Holdings, Inc. 3.05% 12/15/2061	446	268
Citibank, NA 5.803% 9/29/2028	19,383	19,392
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[6]	12,852	12,140
Citigroup, Inc. 4.45% 9/29/2027	400	376
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[6]	30,274	27,472
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	23,537	18,778
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[6]	6,406	4,962
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]	13,062	9,943
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	3,215	2,543
The Bond Fund of America — Page 27 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[6]	USD1,869	$1,560
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[6]	2,935	2,672
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]	96,276	96,058
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]	925	885
Commonwealth Bank of Australia 2.688% 3/11/2031[4]	17,450	13,292
Cooperatieve Rabobank UA 2.625% 7/22/2024[4]	698	680
Corebridge Financial, Inc. 3.50% 4/4/2025	10,376	9,959
Corebridge Financial, Inc. 3.65% 4/5/2027	26,338	24,402
Corebridge Financial, Inc. 3.85% 4/5/2029	37,736	33,928
Corebridge Financial, Inc. 3.90% 4/5/2032	38,591	32,516
Corebridge Financial, Inc. 4.35% 4/5/2042	2,317	1,757
Corebridge Financial, Inc. 4.40% 4/5/2052	2,692	1,975
Crédit Agricole SA 3.25% 10/4/2024[4]	6,200	6,036
Crédit Agricole SA 4.375% 3/17/2025[4]	3,500	3,383
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[4,6]	12,000	11,160
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[4,6]	12,327	11,015
Credit Suisse AG 2.95% 4/9/2025	2,350	2,234
Credit Suisse AG 7.50% 2/15/2028	17,000	17,791
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[4,6]	3,831	3,825
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[4,6]	14,200	12,401
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,6]	19,150	17,845
DBS Bank, Ltd. (3-month AUD-BBSW + 0.55%) 4.677% 9/10/2024[3]	AUD24,980	16,071
DBS Bank, Ltd. (3-month AUD-BBSW + 0.57%) 4.695% 12/2/2024[3]	14,970	9,625
Deutsche Bank AG 1.447% 4/1/2025 (USD-SOFR + 1.131% on 4/1/2024)[6]	USD24,716	24,031
Deutsche Bank AG 0.898% 5/28/2024	15,450	14,914
Deutsche Bank AG 3.70% 5/30/2024	12,900	12,640
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[6]	17,750	17,150
Deutsche Bank AG 4.10% 1/13/2026	16,415	15,573
Deutsche Bank AG 4.10% 1/13/2026	4,936	4,707
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	47,510	42,980
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[6]	15,264	15,373
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[6]	86,709	75,541
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]	116,698	101,894
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	65,107	64,755
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[6]	22,275	17,972
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[6]	23,000	17,134
Deutsche Bank AG 3.035% 5/28/2032 (USD-SOFR + 1.718% on 5/28/2031)[6]	2,083	1,595
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[6]	1,500	1,357
Discover Bank 3.45% 7/27/2026	2,343	2,132
Discover Financial Services 6.70% 11/29/2032	1,546	1,496
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[4,6]	2,882	2,602
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[4,6]	2,000	1,994
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[4,6]	8,037	7,100
Fidelity National Information Services, Inc. 1.15% 3/1/2026	22,429	20,105
Fidelity National Information Services, Inc. 2.25% 3/1/2031	4,699	3,679
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]	6,130	6,059
Fiserv, Inc. 2.75% 7/1/2024	19,000	18,547
Fiserv, Inc. 3.50% 7/1/2029	406	362
Fiserv, Inc. 2.65% 6/1/2030	900	740
The Bond Fund of America — Page 28 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Five Corners Funding Trust II 2.85% 5/15/2030[4]	USD4,300	$3,589
Five Corners Funding Trust III 5.791% 2/15/2033[4]	15,060	14,794
Five Corners Funding Trust IV 5.997% 2/15/2053[4]	2,500	2,374
GE Capital Funding, LLC 4.55% 5/15/2032	2,672	2,464
Global Payments, Inc. 2.90% 5/15/2030	631	518
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[6]	2,500	2,461
Goldman Sachs Group, Inc. 3.50% 4/1/2025	14,230	13,705
Goldman Sachs Group, Inc. 0.855% 2/12/2026 (USD-SOFR + 0.609% on 2/12/2025)[6]	400	371
Goldman Sachs Group, Inc. (3-month USD CME Term SOFR + 1.432%) 6.796% 5/15/2026[3]	7,000	7,046
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[6]	61,000	53,431
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]	85,837	75,818
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]	19,614	17,497
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]	70,329	64,917
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[6]	38,775	36,713
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[6]	5,725	5,201
Goldman Sachs Group, Inc. 2.60% 2/7/2030	5,356	4,390
Goldman Sachs Group, Inc. 3.80% 3/15/2030	9,419	8,316
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[6]	56,823	42,622
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[6]	10,957	8,563
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[6]	7,776	5,926
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[6]	436	337
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[6]	35,601	28,482
Goldman Sachs Group, Inc. 4.017% 10/31/2038 (3-month USD CME Term SOFR + 1.635% on 10/31/2037)[6]	175	138
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[6]	10,000	6,467
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[6]	9,000	6,214
GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[4]	3,350	3,359
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[6]	5,000	4,793
HSBC Holdings PLC 2.256% 11/13/2026 (1-year GBP-ICE Swap + 1.317% on 11/13/2025)[6]	GBP6,050	6,805
HSBC Holdings PLC (USD-SOFR + 1.57%) 5.30% 8/14/2027[3]	USD20,000	20,118
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[6]	11,240	9,926
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[6]	26,090	24,694
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[6]	10,390	10,753
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[6]	8,125	8,048
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[6]	3,000	2,775
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]	41,579	34,293
HSBC Holdings PLC 4.95% 3/31/2030	3,150	2,944
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[6]	2,609	2,296
HSBC Holdings PLC 3.00% 5/29/2030 (1-year EUR Annual (vs. 6-month GBP-LIBOR) + 1.77% on 5/29/2029)[6]	GBP3,613	3,694
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[6]	USD8,219	6,318
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]	40,000	31,003
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]	5,085	3,912
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[6]	15,000	15,787
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[6]	4,200	4,108
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[6]	18,190	17,486
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	7,854	6,737
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	39,663	33,069
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029	11,367	9,062
Huarong Finance 2019 Co., Ltd. (3-month USD CME Term SOFR + 1.512%) 6.812% 2/24/2025[3]	2,556	2,399
The Bond Fund of America — Page 29 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	USD38,773	$36,592
Huarong Finance II Co., Ltd. 5.00% 11/19/2025	3,637	3,280
Huarong Finance II Co., Ltd. 4.625% 6/3/2026	360	316
Huarong Finance II Co., Ltd. 4.875% 11/22/2026	12,224	10,589
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[6]	13,535	13,248
Industrial and Commercial Bank of China, Ltd. 2.875% 9/12/2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 9/12/2024)[3]	3,000	2,913
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[6]	12,000	11,953
ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)[6]	6,000	5,832
Insurance Australia Group, Ltd. (3-month AUD-BBSW + 2.45%) 6.577% 12/15/2036[3]	AUD7,280	4,743
Intercontinental Exchange, Inc. 4.00% 9/15/2027	USD259	245
Intercontinental Exchange, Inc. 4.35% 6/15/2029	15,430	14,527
Intercontinental Exchange, Inc. 2.10% 6/15/2030	20,000	16,019
Intercontinental Exchange, Inc. 4.60% 3/15/2033	17,419	16,004
Intercontinental Exchange, Inc. 2.65% 9/15/2040	3,875	2,540
Intercontinental Exchange, Inc. 3.00% 6/15/2050	4,806	3,001
Intercontinental Exchange, Inc. 4.95% 6/15/2052	4,094	3,565
Intercontinental Exchange, Inc. 3.00% 9/15/2060	6,311	3,588
Intesa Sanpaolo SpA 5.017% 6/26/2024[4]	125,758	122,794
Intesa Sanpaolo SpA 3.25% 9/23/2024[4]	8,260	8,006
Intesa Sanpaolo SpA 7.00% 11/21/2025[4]	20,450	20,707
Intesa Sanpaolo SpA 5.71% 1/15/2026[4]	24,105	23,024
Intesa Sanpaolo SpA 3.875% 7/14/2027[4]	10,275	9,220
Intesa Sanpaolo SpA 3.875% 1/12/2028[4]	4,974	4,417
Intesa Sanpaolo SpA 4.00% 9/23/2029[4]	3,000	2,565
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[4,6]	2,525	2,547
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[4,6]	37,275	33,647
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[4]	12,345	10,161
JPMorgan Chase & Co. 4.023% 12/5/2024 (3-month USD CME Term SOFR + 1.262% on 12/5/2023)[6]	5,000	4,978
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[6]	57,749	55,406
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[6]	134,343	127,004
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[6]	5,002	4,969
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[6]	22,000	20,724
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[6]	13,773	12,295
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[6]	31,459	27,571
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	67,908	61,636
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[6]	54,052	51,298
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]	18,988	18,308
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[6]	41,999	35,412
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]	22,585	21,984
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[6]	1,725	1,399
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[6]	16,382	12,432
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[6]	1,890	1,492
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]	20,939	16,213
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[6]	485	386
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[6]	1,155	1,042
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[6]	13,799	12,702
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[6]	74,597	70,782
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[6]	351	218
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[6]	1,907	1,240
Kasikornbank PCL (Hong Kong Branch) 5.458% 3/7/2028	3,000	2,963
The Bond Fund of America — Page 30 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	USD19,035	$16,995
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[4,6]	9,675	9,457
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[4,6]	31,750	30,843
Korea Exchange Bank 3.25% 3/30/2027[4]	8,350	7,751
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[6]	523	513
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[6]	13,875	13,153
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]	312	277
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]	20,000	19,826
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[6]	26,573	24,419
Lloyds Banking Group PLC 4.375% 3/22/2028	6,323	5,897
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[6]	20,547	20,104
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[6]	16,390	14,567
LPL Holdings, Inc. 4.625% 11/15/2027[4]	270	250
LPL Holdings, Inc. 4.375% 5/15/2031[4]	1,800	1,542
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[6]	14,560	12,602
M&T Bank Corp. 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.174% on 8/1/2024)[6]	5,000	4,217
Macquarie Bank, Ltd. 5.208% 6/15/2026[4]	5,000	4,930
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024	13,440	13,315
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	4,221	3,382
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	1,032	812
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	3,500	3,410
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	4,875	2,921
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	1,687	1,632
Mastercard, Inc. 4.85% 3/9/2033	26,853	25,958
Mastercard, Inc. 2.95% 3/15/2051	4,308	2,797
Met Tower Global Funding 5.40% 6/20/2026[4]	10,000	9,929
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,6,8]	100	104
MetLife, Inc. 3.60% 11/13/2025	100	96
MetLife, Inc. 4.55% 3/23/2030	2,417	2,294
MetLife, Inc. 5.375% 7/15/2033	11,936	11,484
MetLife, Inc. 4.60% 5/13/2046	800	664
Metropolitan Life Global Funding I 3.60% 1/11/2024[4]	3,000	2,984
Metropolitan Life Global Funding I 0.95% 7/2/2025[4]	5,764	5,304
Metropolitan Life Global Funding I 3.45% 12/18/2026[4]	2,315	2,174
Metropolitan Life Global Funding I 4.40% 6/30/2027[4]	4,574	4,368
Metropolitan Life Global Funding I 5.05% 1/6/2028[4]	1,418	1,388
Metropolitan Life Global Funding I 5.40% 9/12/2028[4]	6,000	5,937
Metropolitan Life Global Funding I 3.05% 6/17/2029[4]	5,000	4,378
Metropolitan Life Global Funding I 4.30% 8/25/2029[4]	8,134	7,614
Metropolitan Life Global Funding I 2.95% 4/9/2030[4]	980	831
Metropolitan Life Global Funding I 1.55% 1/7/2031[4]	2,284	1,718
Metropolitan Life Global Funding I 2.40% 1/11/2032[4]	3,250	2,557
The Bond Fund of America — Page 31 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 5.15% 3/28/2033[4]	USD6,068	$5,753
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[6]	17,000	16,080
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[6]	35,000	31,014
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[6]	12,800	11,292
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[6]	18,000	16,021
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[6]	19,000	17,854
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[6]	10,000	9,793
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[6]	631	591
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026)[6]	10,000	8,829
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[6]	26,000	23,002
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[6]	12,530	12,362
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[6]	16,070	15,378
Moody’s Corp. 4.25% 8/8/2032	4,220	3,833
Morgan Stanley (USD-SOFR + 0.455%) 5.31% 1/25/2024[3]	1,768	1,768
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[6]	1,640	1,592
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[6]	995	940
Morgan Stanley 4.754% 4/21/2026	25,000	24,443
Morgan Stanley 2.188% 4/28/2026 (USD-SOFR + 1.99% on 4/28/2025)[6]	1,326	1,246
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[6]	9,411	8,379
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[6]	70,656	62,453
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[6]	2,594	2,314
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[6]	11,441	10,761
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[6]	10,876	10,963
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]	63,632	61,302
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	35,961	34,611
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[6]	2,852	2,780
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[6]	2,300	1,882
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]	34,219	25,360
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[6]	40,998	30,920
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[6]	11,077	8,480
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[6]	16,934	13,341
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[6]	12,315	11,196
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[6]	16,107	16,207
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[6]	32,832	30,504
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]	54,380	51,320
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[6]	20,106	17,927
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[6]	5,708	3,936
Morgan Stanley Bank, N.A. 5.479% 7/16/2025	8,125	8,098
MSCI, Inc. 3.625% 9/1/2030[4]	16,200	13,597
MSCI, Inc. 3.25% 8/15/2033[4]	15,450	11,913
Münchener Rückversicherungs-Gesellschaft AG 5.875% 5/23/2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[4,6]	6,000	5,812
Nasdaq, Inc. 5.35% 6/28/2028	4,393	4,315
The Bond Fund of America — Page 32 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Nasdaq, Inc. 5.55% 2/15/2034	USD9,368	$8,946
Nasdaq, Inc. 5.95% 8/15/2053	2,304	2,154
Nasdaq, Inc. 6.10% 6/28/2063	792	737
National Australia Bank, Ltd. 4.944% 1/12/2028	3,474	3,404
National Australia Bank, Ltd. 4.90% 6/13/2028	5,000	4,860
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[6]	25,000	24,684
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[6]	7,500	6,695
NatWest Group PLC 5.076% 1/27/2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[6,8]	2,650	2,472
NatWest Group PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[6,8]	11,600	10,478
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[6]	8,000	7,689
Navient Corp. 5.875% 10/25/2024	1,000	985
Navient Corp. 6.75% 6/25/2025	10,000	9,861
Navient Corp. 5.00% 3/15/2027	6,250	5,624
Navient Corp. 5.625% 8/1/2033	3,000	2,181
New York Life Global Funding 0.95% 6/24/2025[4]	1,403	1,292
New York Life Global Funding 0.85% 1/15/2026[4]	6,053	5,447
New York Life Global Funding 3.25% 4/7/2027[4]	10,000	9,299
New York Life Global Funding 4.90% 6/13/2028[4]	7,500	7,298
New York Life Global Funding 1.20% 8/7/2030[4]	8,750	6,584
New York Life Global Funding 1.85% 8/1/2031[4]	2,250	1,708
New York Life Global Funding 4.55% 1/28/2033[4]	4,751	4,360
NongHyup Bank 4.875% 7/3/2028[4]	16,213	15,747
Nordea Bank ABP 3.60% 6/6/2025[4]	7,360	7,099
Northwestern Mutual Global Funding 0.80% 1/14/2026[4]	2,062	1,850
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[4]	12,000	11,696
Onemain Finance Corp. 6.125% 3/15/2024	250	249
Onemain Finance Corp. 7.125% 3/15/2026	9,300	9,118
Oversea-Chinese Banking Corp., Ltd. (3-month AUD-BBSW + 0.70%) 4.989% 4/14/2025[3]	AUD29,750	19,151
Oversea-Chinese Banking Corp., Ltd. 1.832% 9/10/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[6]	USD2,250	2,071
PayPal Holdings, Inc. 3.90% 6/1/2027	5,603	5,358
PayPal Holdings, Inc. 4.40% 6/1/2032	15,247	14,102
PayPal Holdings, Inc. 3.25% 6/1/2050	61	40
PayPal Holdings, Inc. 5.05% 6/1/2052	23,575	21,345
PayPal Holdings, Inc. 5.25% 6/1/2062	321	285
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[6]	10,000	9,670
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]	56,966	55,291
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[6]	9,176	8,911
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[6]	2,378	2,286
PNC Financial Services Group, Inc. 3.40% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.595% on 9/15/2026)[6]	4,562	3,386
Power Finance Corp., Ltd. 4.50% 6/18/2029	5,000	4,594
Power Finance Corp., Ltd. 3.90% 9/16/2029	2,000	1,765
Power Finance Corp., Ltd. 3.95% 4/23/2030	32,000	27,857
Power Finance Corp., Ltd. 3.35% 5/16/2031	8,670	7,085
Prudential Financial, Inc. 3.905% 12/7/2047	850	618
Prudential Financial, Inc. 4.418% 3/27/2048	1,000	783
Prudential Financial, Inc. 3.70% 3/13/2051	5,583	3,889
QBE Insurance Group, Ltd. (3-month AUD-BBSW + 2.75%) 6.887% 8/25/2036[3]	AUD12,200	7,848
QBE Insurance Group, Ltd. 2.50% 9/13/2038 (5-year GBP-GILT + 2.061% on 9/13/2028)[6]	GBP3,840	3,749
The Bond Fund of America — Page 33 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Rede D’Or Finance SARL 4.50% 1/22/2030[4]	USD3,800	$3,215
Royal Bank of Canada 0.75% 10/7/2024	1,347	1,278
Royal Bank of Canada 4.95% 4/25/2025	5,000	4,929
Royal Bank of Canada 3.625% 5/4/2027	748	698
Royal Bank of Canada 6.00% 11/1/2027	1,098	1,107
Royal Bank of Canada 4.90% 1/12/2028	1,650	1,604
Royal Bank of Canada 5.00% 2/1/2033	37,810	35,262
Santander Holdings USA, Inc. 3.50% 6/7/2024	13,325	13,049
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[6]	10,775	9,362
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[6]	24,328	23,743
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[6]	3,644	3,557
SMBC Aviation Capital Finance DAC 5.70% 7/25/2033[4]	7,915	7,353
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[6]	5,200	4,658
Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[4,6]	13,408	12,951
Starwood Property Trust, Inc. 5.50% 11/1/2023[4]	2,295	2,293
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[6]	430	431
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[6]	10,825	9,460
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[6]	18,331	16,727
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]	45,934	42,752
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	10,264	10,256
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	6,775	6,030
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	7,500	7,453
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	427	418
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[4]	10,000	9,949
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.15%) 6.275% 12/5/2028[3]	AUD1,000	644
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.30%) 6.434% 6/1/2037[3]	7,500	4,870
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.784% 12/1/2038[3]	50	33
Suncorp-Metway, Ltd. (3-month AUD-BBSW + 0.78%) 5.037% 7/30/2024[3]	24,500	15,778
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[6,9]	USD11,614	423
Svenska Handelsbanken AB 5.50% 6/15/2028[4]	5,000	4,859
Swedbank AB 6.136% 9/12/2026[4]	11,450	11,410
Synchrony Bank 5.40% 8/22/2025	17,000	16,391
Synchrony Bank 5.625% 8/23/2027	17,000	15,878
Synchrony Financial 4.375% 3/19/2024	5,825	5,755
The Hongkong Land Finance (Cayman Islands) Co., Ltd. 4.625% 1/16/2024	4,000	3,983
Toronto-Dominion Bank (The) 0.75% 9/11/2025	23,900	21,762
Toronto-Dominion Bank (The) 5.156% 1/10/2028	64,648	63,134
Toronto-Dominion Bank (The) 5.523% 7/17/2028	25,000	24,690
Toronto-Dominion Bank (The) 4.456% 6/8/2032	61	55
Travelers Companies, Inc. 4.00% 5/30/2047	2,250	1,738
Travelers Companies, Inc. 4.10% 3/4/2049	1,500	1,167
Travelers Companies, Inc. 2.55% 4/27/2050	1,601	936
Travelers Companies, Inc. 5.45% 5/25/2053	1,914	1,829
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[6]	18,000	16,903
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[6]	18,975	16,975
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	23,738	22,359
U.S. Bancorp 2.40% 7/30/2024	19,000	18,461
U.S. Bancorp 3.10% 4/27/2026	7,000	6,508
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[6]	16,000	15,036
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[6]	7,500	7,021
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[6]	7,500	7,304
U.S. Bancorp 2.677% 1/27/2033 (USD-SOFR + 1.02% on 1/27/2032)[6]	2,675	2,017
The Bond Fund of America — Page 34 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[6]	USD49,596	$43,700
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]	18,163	17,145
U.S. Bancorp 3.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.541% on 1/15/2027)[6]	4,711	3,469
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[4,6]	2,360	2,319
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[4,6]	3,418	3,291
UBS Group AG 4.55% 4/17/2026	7,000	6,725
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[4,6]	26,727	24,868
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[4,6]	20,000	19,753
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[4,6]	10,300	9,155
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[4,6]	38,389	34,140
UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026)[4,6]	50,000	47,962
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[4,6]	22,475	19,626
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[4,6]	10,224	9,664
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[4,6]	8,250	8,246
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,6,8]	12,135	10,998
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[4,6]	14,225	14,083
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[4,6,8]	11,000	9,254
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[4,6]	73,875	64,545
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[4,6]	15,199	11,254
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[4,6]	71,170	56,257
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[4,6]	22,071	16,699
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[4,6]	5,631	5,569
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[4,6]	51,875	59,946
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[4,6]	3,325	3,250
UniCredit SpA 4.625% 4/12/2027[4]	17,010	16,084
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,6]	29,477	26,844
United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[4,6]	8,430	7,480
Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,708	1,492
Vnesheconombank Via VEB Finance PLC 6.80% 11/22/2025[4,7,9]	500	— [2]
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[6]	36,060	34,569
Wells Fargo & Co. 3.00% 4/22/2026	3,053	2,845
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	9,960	9,600
Wells Fargo & Co. 3.00% 10/23/2026	9,980	9,170
Wells Fargo & Co. 3.196% 6/17/2027 (3-month USD CME Term SOFR + 1.432% on 6/17/2026)[6]	11,147	10,355
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[6]	59,108	54,313
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	11,521	10,107
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	85,603	81,706
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]	18,000	17,568
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[6]	5,210	4,717
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]	103,678	96,969
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[6]	27,531	26,084
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]	71,646	56,157
The Bond Fund of America — Page 35 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[6]	USD10,000	$9,431
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[6]	11,339	9,801
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[6]	20,125	15,093
Willis North America, Inc. 4.65% 6/15/2027	5,685	5,445
Willis North America, Inc. 5.35% 5/15/2033	7,500	7,006
Willis North America, Inc. 3.875% 9/15/2049	4,700	3,155
Xiaomi Best Time International, Ltd. 3.375% 4/29/2030	2,865	2,299
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	2,000	1,486
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	3,000	1,685
		7,405,191
Utilities 4.05%
Adani Transmission Step-One, Ltd. 4.00% 8/3/2026	2,000	1,750
AEP Texas, Inc. 3.45% 5/15/2051	5,551	3,536
AEP Transmission Co., LLC 3.10% 12/1/2026	12,269	11,431
AEP Transmission Co., LLC 2.75% 8/15/2051	2,181	1,250
AES Panama Generation Holdings SRL 4.375% 5/31/2030[4]	8,488	7,221
Alabama Power Co. 3.00% 3/15/2052	22,980	13,930
Alfa Desarrollo SpA 4.55% 9/27/2051	8,944	6,122
Alfa Desarrollo SpA 4.55% 9/27/2051[4]	5,694	3,898
Ameren Corp. 2.50% 9/15/2024	1,616	1,564
American Electric Power Co., Inc. 1.00% 11/1/2025	317	287
American Electric Power Co., Inc. 4.30% 12/1/2028	31,133	29,317
American Transmission Systems, Inc. 2.65% 1/15/2032[4]	1,695	1,341
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,726
Baltimore Gas and Electric Co. 4.55% 6/1/2052	3,150	2,537
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	200	160
Berkshire Hathaway Energy Co. 2.85% 5/15/2051	2,450	1,415
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	8,765	6,857
Calpine Corp. 5.25% 6/1/2026[4]	3,398	3,302
Calpine Corp. 4.50% 2/15/2028[4]	4,000	3,609
CenterPoint Energy Houston Electric, LLC 4.95% 4/1/2033	5,750	5,465
CenterPoint Energy Houston Electric, LLC 2.90% 7/1/2050	5,867	3,585
CenterPoint Energy Houston Electric, LLC 3.60% 3/1/2052	5,392	3,784
CenterPoint Energy, Inc. 2.65% 6/1/2031	15,737	12,595
CenterPoint Energy, Inc. 3.70% 9/1/2049	2,775	1,854
Chile Electricity Lux MPC SARL 6.01% 1/20/2033[4]	3,300	3,288
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[4]	15,958	14,474
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[4]	5,500	5,014
CMS Energy Corp. 3.00% 5/15/2026	7,689	7,187
CMS Energy Corp. 3.45% 8/15/2027	1,460	1,350
Comision Federal de Electricidad 4.688% 5/15/2029[4]	30,765	27,732
Consumers Energy Co. 4.90% 2/15/2029	16,357	16,002
Consumers Energy Co. 3.60% 8/15/2032	40,272	34,954
Consumers Energy Co. 4.625% 5/15/2033	21,599	20,129
Consumers Energy Co. 3.10% 8/15/2050	10,243	6,629
Consumers Energy Co. 2.65% 8/15/2052	572	331
Dominion Energy, Inc. 3.30% 3/15/2025	2,113	2,037
Dominion Energy, Inc. 3.375% 4/1/2030	20,716	17,835
Dominion Energy, Inc., junior subordinated, 3.071% 8/15/2024	4,825	4,699
DPL, Inc. 4.125% 7/1/2025	1,040	987
The Bond Fund of America — Page 36 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
DTE Electric Co. 2.625% 3/1/2031	USD4,242	$3,504
DTE Electric Co. 5.20% 4/1/2033	1,500	1,456
DTE Electric Co. 3.70% 3/15/2045	657	476
DTE Electric Co. 3.65% 3/1/2052	2,146	1,512
DTE Energy Co. 2.85% 10/1/2026	6,100	5,604
DTE Energy Co. 2.25% 3/1/2030	14,687	12,148
DTE Energy Co. 3.00% 3/1/2032	31,550	26,133
DTE Energy Co. 2.95% 3/1/2050	1,994	1,240
Duke Energy Carolinas, LLC 2.45% 8/15/2029	32,831	27,788
Duke Energy Carolinas, LLC 2.55% 4/15/2031	419	344
Duke Energy Carolinas, LLC 4.95% 1/15/2033	5,373	5,110
Duke Energy Carolinas, LLC 3.20% 8/15/2049	77	49
Duke Energy Carolinas, LLC 5.35% 1/15/2053	3,528	3,233
Duke Energy Corp. 5.75% 9/15/2033	43,079	42,337
Duke Energy Corp. 3.50% 6/15/2051	599	389
Duke Energy Corp. 5.00% 8/15/2052	331	276
Duke Energy Florida, LLC 1.75% 6/15/2030	9,021	7,111
Duke Energy Florida, LLC 3.00% 12/15/2051	8,684	5,309
Duke Energy Florida, LLC 5.95% 11/15/2052	2,500	2,459
Duke Energy Ohio, Inc. 2.125% 6/1/2030	5,250	4,219
Duke Energy Progress, LLC 2.00% 8/15/2031	769	593
Duke Energy Progress, LLC 2.50% 8/15/2050	4,504	2,471
Edison International 3.55% 11/15/2024	16,725	16,259
Edison International 4.95% 4/15/2025	6,354	6,229
Edison International 5.75% 6/15/2027	13,234	13,120
Edison International 4.125% 3/15/2028	57,701	53,193
Edison International 5.25% 11/15/2028	24,301	23,398
Edison International 6.95% 11/15/2029	21,228	21,913
Electricité de France SA 5.70% 5/23/2028[4]	4,900	4,856
Electricité de France SA 6.25% 5/23/2033[4]	9,350	9,369
Electricité de France SA 4.75% 10/13/2035[4]	5,650	4,905
Electricité de France SA 6.90% 5/23/2053[4]	17,350	17,250
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[4,6]	7,450	7,780
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[6]	EUR15,000	13,074
Emera US Finance, LP 0.833% 6/15/2024	USD3,750	3,603
Emera US Finance, LP 2.639% 6/15/2031	27,050	20,948
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6,8]	2,350	2,265
Enel Finance America, LLC 7.10% 10/14/2027[4]	30,000	31,050
Engie Energia Chile SA 3.40% 1/28/2030[4]	7,054	5,874
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[4]	8,250	7,576
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[4]	14,093	11,323
Entergy Corp. 1.90% 6/15/2028	23,052	19,490
Entergy Corp. 2.40% 6/15/2031	24,551	19,150
Entergy Louisiana, LLC 3.12% 9/1/2027	4,780	4,383
Entergy Louisiana, LLC 1.60% 12/15/2030	1,700	1,282
Entergy Louisiana, LLC 2.35% 6/15/2032	395	304
Entergy Louisiana, LLC 2.90% 3/15/2051	18,061	10,660
Entergy Louisiana, LLC 4.75% 9/15/2052	281	232
Entergy Texas, Inc. 1.75% 3/15/2031	3,450	2,637
Exelon Corp. 4.10% 3/15/2052	1,725	1,250
FirstEnergy Corp. 2.05% 3/1/2025	25,920	24,381
FirstEnergy Corp. 1.60% 1/15/2026	54,542	49,101
The Bond Fund of America — Page 37 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 2.65% 3/1/2030	USD45,202	$36,895
FirstEnergy Corp. 2.25% 9/1/2030	109,103	84,691
FirstEnergy Corp. 3.40% 3/1/2050	18,830	11,726
FirstEnergy Corp., Series B, 4.15% 7/15/2027	91,819	85,422
FirstEnergy Transmission, LLC 4.35% 1/15/2025[4]	1,260	1,231
FirstEnergy Transmission, LLC 2.866% 9/15/2028[4]	74,825	64,968
Florida Power & Light Co. 3.30% 5/30/2027	10,000	9,286
Florida Power & Light Co. 5.05% 4/1/2028	2,275	2,248
Florida Power & Light Co. 4.40% 5/15/2028	12,000	11,579
Florida Power & Light Co. 2.45% 2/3/2032	20,000	16,068
Florida Power & Light Co. 5.10% 4/1/2033	10,113	9,794
Florida Power & Light Co. 4.80% 5/15/2033	13,567	12,837
Florida Power & Light Co. 2.875% 12/4/2051	19,391	11,767
Florida Power & Light Co. 5.30% 4/1/2053	6,707	6,235
Georgia Power Co. 4.65% 5/16/2028	10,800	10,427
Georgia Power Co. 4.95% 5/17/2033	41,684	39,112
Georgia Power Co. 3.70% 1/30/2050	625	439
Jersey Central Power & Light Co. 4.30% 1/15/2026[4]	4,480	4,320
Jersey Central Power & Light Co. 2.75% 3/1/2032[4]	7,574	5,938
Korea East-West Power Co., Ltd. 1.75% 5/6/2025	1,500	1,408
Korea East-West Power Co., Ltd. 3.60% 5/6/2025	1,500	1,449
Korea Electric Power Corp. 4.00% 6/14/2027	3,931	3,743
Metropolitan Edison Co. 4.30% 1/15/2029[4]	5,000	4,651
MidAmerican Energy Co. 3.10% 5/1/2027	2,273	2,106
MidAmerican Energy Co. 3.65% 4/15/2029	2,300	2,104
MidAmerican Energy Co. 5.35% 1/15/2034	1,425	1,407
MidAmerican Energy Co. 4.25% 7/15/2049	15,000	11,746
MidAmerican Energy Co. 3.15% 4/15/2050	139	88
MidAmerican Energy Co. 2.70% 8/1/2052	1,559	886
MidAmerican Energy Co. 5.85% 9/15/2054	7,146	7,053
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[4]	6,025	5,613
Minejesa Capital BV 4.625% 8/10/2030	5,135	4,582
Minejesa Capital BV 5.625% 8/10/2037	12,000	9,198
Mississippi Power Co. 4.25% 3/15/2042	14,426	11,181
Monongahela Power Co. 3.55% 5/15/2027[4]	4,800	4,445
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	4,050	4,058
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	13,042	11,557
NextEra Energy Capital Holdings, Inc. 4.625% 7/15/2027	428	413
NextEra Energy Operating Partners, LP 4.25% 7/15/2024[4]	4,715	4,619
NextEra Energy Operating Partners, LP 3.875% 10/15/2026[4]	3,535	3,204
NiSource, Inc. 5.40% 6/30/2033	5,000	4,798
NiSource, Inc. 5.00% 6/15/2052	24	20
Northern States Power Co. 2.25% 4/1/2031	4,287	3,426
Northern States Power Co. 2.90% 3/1/2050	464	285
Northern States Power Co. 2.60% 6/1/2051	18,863	10,707
Northern States Power Co. 3.20% 4/1/2052	1,000	641
Northern States Power Co. 5.10% 5/15/2053	3,332	2,989
NRG Energy, Inc. 3.625% 2/15/2031[4]	5,000	3,799
NRG Energy, Inc. 3.875% 2/15/2032[4]	3,000	2,256
NTPC, Ltd. 3.75% 4/3/2024	3,000	2,965
NTPC, Ltd. 4.375% 11/26/2024	3,000	2,943
Oncor Electric Delivery Co., LLC 0.55% 10/1/2025	8,100	7,358
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	1,239	1,143
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051	7,613	4,353
The Bond Fund of America — Page 38 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.85% 11/15/2023	USD3,800	$3,790
Pacific Gas and Electric Co. 3.15% 1/1/2026	135,185	125,787
Pacific Gas and Electric Co. 2.95% 3/1/2026	53,431	49,256
Pacific Gas and Electric Co. 3.30% 3/15/2027	27,575	24,921
Pacific Gas and Electric Co. 2.10% 8/1/2027	67,781	57,999
Pacific Gas and Electric Co. 3.30% 12/1/2027	38,713	34,232
Pacific Gas and Electric Co. 3.00% 6/15/2028	34,407	29,548
Pacific Gas and Electric Co. 3.75% 7/1/2028	23,868	21,200
Pacific Gas and Electric Co. 4.65% 8/1/2028	44,111	40,504
Pacific Gas and Electric Co. 6.10% 1/15/2029	24,440	23,890
Pacific Gas and Electric Co. 4.55% 7/1/2030	148,305	131,174
Pacific Gas and Electric Co. 2.50% 2/1/2031	187,056	142,443
Pacific Gas and Electric Co. 3.25% 6/1/2031	30,235	24,056
Pacific Gas and Electric Co. 4.40% 3/1/2032	2,285	1,937
Pacific Gas and Electric Co. 6.15% 1/15/2033	14,016	13,309
Pacific Gas and Electric Co. 6.40% 6/15/2033	62,116	59,933
Pacific Gas and Electric Co. 3.30% 8/1/2040	35,958	23,067
Pacific Gas and Electric Co. 3.75% 8/15/2042	29,730	19,115
Pacific Gas and Electric Co. 3.50% 8/1/2050	45,439	27,104
Pacific Gas and Electric Co. 6.75% 1/15/2053	5,645	5,299
PECO Energy Co. 2.80% 6/15/2050	10,000	5,937
PG&E Corp. 5.00% 7/1/2028	9,485	8,602
PG&E Corp. 5.25% 7/1/2030	7,450	6,483
Progress Energy, Inc. 7.00% 10/30/2031	8,568	9,034
Public Service Company of Colorado 3.70% 6/15/2028	1,551	1,431
Public Service Company of Colorado 1.90% 1/15/2031	2,730	2,116
Public Service Company of Colorado 1.875% 6/15/2031	15,985	12,278
Public Service Company of Colorado 4.10% 6/15/2048	2,671	1,955
Public Service Company of Colorado 3.20% 3/1/2050	5,465	3,439
Public Service Company of Colorado 2.70% 1/15/2051	7,761	4,354
Public Service Company of Colorado 4.50% 6/1/2052	2,515	1,967
Public Service Company of Colorado 5.25% 4/1/2053	6,980	6,091
Public Service Electric and Gas Co. 0.95% 3/15/2026	12,926	11,653
Public Service Electric and Gas Co. 3.65% 9/1/2028	2,978	2,765
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,989	6,249
Public Service Electric and Gas Co. 2.45% 1/15/2030	4,830	4,042
Public Service Electric and Gas Co. 3.10% 3/15/2032	7,908	6,658
Public Service Electric and Gas Co. 5.20% 8/1/2033	8,393	8,206
Public Service Electric and Gas Co. 3.20% 8/1/2049	2,475	1,635
Public Service Electric and Gas Co. 3.15% 1/1/2050	15,000	9,787
Public Service Electric and Gas Co. 2.05% 8/1/2050	875	448
Public Service Electric and Gas Co. 5.45% 8/1/2053	1,250	1,194
San Diego Gas & Electric Co. 4.95% 8/15/2028	10,000	9,743
San Diego Gas & Electric Co. 3.32% 4/15/2050	2,025	1,299
Southern California Edison Co. 1.10% 4/1/2024	19,782	19,325
Southern California Edison Co. 1.20% 2/1/2026	19,227	17,363
Southern California Edison Co. 4.90% 6/1/2026	10,000	9,827
Southern California Edison Co. 4.70% 6/1/2027	25,618	24,869
Southern California Edison Co. 5.85% 11/1/2027	5,931	5,967
Southern California Edison Co. 3.65% 3/1/2028	19,403	17,914
Southern California Edison Co. 5.30% 3/1/2028	3,816	3,769
Southern California Edison Co. 4.20% 3/1/2029	25,042	23,340
Southern California Edison Co. 2.85% 8/1/2029	71,730	61,971
Southern California Edison Co. 2.25% 6/1/2030	12,049	9,688
The Bond Fund of America — Page 39 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 2.50% 6/1/2031	USD24,738	$19,688
Southern California Edison Co. 2.75% 2/1/2032	18,065	14,461
Southern California Edison Co. 6.00% 1/15/2034	3,039	3,024
Southern California Edison Co. 5.75% 4/1/2035	6,666	6,506
Southern California Edison Co. 5.35% 7/15/2035	30,475	29,035
Southern California Edison Co. 5.625% 2/1/2036	5,649	5,320
Southern California Edison Co. 5.55% 1/15/2037	6,946	6,494
Southern California Edison Co. 5.95% 2/1/2038	12,088	11,776
Southern California Edison Co. 4.50% 9/1/2040	20,350	16,632
Southern California Edison Co. 3.60% 2/1/2045	3,687	2,528
Southern California Edison Co. 4.00% 4/1/2047	1,649	1,195
Southern California Edison Co. 3.65% 2/1/2050	18,994	12,858
Southern California Edison Co. 2.95% 2/1/2051	20,319	12,043
Southern California Edison Co. 3.65% 6/1/2051	936	623
Southern California Edison Co. 3.45% 2/1/2052	13,361	8,538
Southern California Edison Co. 5.875% 12/1/2053	3,450	3,250
Southern California Gas Co. 2.55% 2/1/2030	6,775	5,613
Southern Co. (The) 5.70% 3/15/2034	10,125	9,927
Southwestern Electric Power Co. 1.65% 3/15/2026	12,675	11,491
Southwestern Electric Power Co. 3.25% 11/1/2051	10,373	6,245
Talen Energy Supply, LLC 8.625% 6/1/2030[4]	14,808	15,193
The Connecticut Light and Power Co. 3.20% 3/15/2027	1,866	1,737
The Connecticut Light and Power Co. 2.05% 7/1/2031	12,036	9,425
TNB Global Ventures Capital Bhd 4.851% 11/1/2028	4,000	3,872
Union Electric Co. 2.15% 3/15/2032	12,550	9,635
Union Electric Co. 2.625% 3/15/2051	132	75
Union Electric Co. 3.90% 4/1/2052	5,303	3,888
Virginia Electric & Power 2.95% 11/15/2026	3,000	2,783
Virginia Electric & Power 2.875% 7/15/2029	1,425	1,243
Virginia Electric & Power 2.30% 11/15/2031	9,089	7,104
Virginia Electric & Power 2.40% 3/30/2032	7,258	5,665
Virginia Electric & Power 2.45% 12/15/2050	5,000	2,686
Vistra Operations Co., LLC 3.55% 7/15/2024[4]	8,000	7,804
Vistra Operations Co., LLC 5.00% 7/31/2027[4]	1,000	920
WEC Energy Group, Inc. 4.75% 1/9/2026	5,000	4,900
WEC Energy Group, Inc. 5.60% 9/12/2026	2,800	2,801
WEC Energy Group, Inc. 5.15% 10/1/2027	18,800	18,498
WEC Energy Group, Inc. 2.20% 12/15/2028	5,400	4,582
Wisconsin Power and Light Co. 1.95% 9/16/2031	15,450	11,751
Wisconsin Power and Light Co. 3.95% 9/1/2032	1,276	1,125
Wisconsin Power and Light Co. 3.65% 4/1/2050	2,675	1,828
Xcel Energy, Inc. 3.35% 12/1/2026	10,439	9,739
Xcel Energy, Inc. 1.75% 3/15/2027	1,503	1,324
Xcel Energy, Inc. 2.60% 12/1/2029	23,362	19,668
Xcel Energy, Inc. 2.35% 11/15/2031	30,760	23,518
Xcel Energy, Inc. 4.60% 6/1/2032	1,993	1,810
Xcel Energy, Inc. 5.45% 8/15/2033	50,545	48,284
Xcel Energy, Inc. 3.50% 12/1/2049	6,631	4,337
		3,013,382
Health care 3.33%
AbbVie, Inc. 2.60% 11/21/2024	30,200	29,125
AbbVie, Inc. 2.95% 11/21/2026	16,395	15,221
AbbVie, Inc. 3.20% 11/21/2029	4,409	3,893
The Bond Fund of America — Page 40 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie, Inc. 4.25% 11/21/2049	USD202	$160
Amgen, Inc. 5.507% 3/2/2026	3,000	2,983
Amgen, Inc. 5.15% 3/2/2028	35,867	35,288
Amgen, Inc. 3.00% 2/22/2029	3,098	2,755
Amgen, Inc. 4.05% 8/18/2029	29,461	27,360
Amgen, Inc. 2.45% 2/21/2030	18,829	15,601
Amgen, Inc. 5.25% 3/2/2030	7,956	7,776
Amgen, Inc. 2.30% 2/25/2031	5,000	4,010
Amgen, Inc. 4.20% 3/1/2033	36,903	32,834
Amgen, Inc. 5.25% 3/2/2033	59,525	56,930
Amgen, Inc. 5.60% 3/2/2043	9,000	8,373
Amgen, Inc. 3.375% 2/21/2050	122	80
Amgen, Inc. 4.875% 3/1/2053	6,500	5,412
Amgen, Inc. 5.65% 3/2/2053	53,074	49,710
Amgen, Inc. 5.75% 3/2/2063	23,275	21,491
AstraZeneca Finance, LLC 1.75% 5/28/2028	564	483
AstraZeneca Finance, LLC 2.25% 5/28/2031	6,852	5,525
AstraZeneca Finance, LLC 4.875% 3/3/2033	17,730	17,120
AstraZeneca PLC 3.375% 11/16/2025	20,139	19,329
AstraZeneca PLC 0.70% 4/8/2026	6,589	5,884
AstraZeneca PLC 4.00% 1/17/2029	2,027	1,912
AstraZeneca PLC 1.375% 8/6/2030	17,516	13,594
AstraZeneca PLC 3.00% 5/28/2051	3,294	2,157
Avantor Funding, Inc. 4.625% 7/15/2028[4]	6,320	5,769
Bausch Health Companies, Inc. 5.50% 11/1/2025[4]	17,750	15,748
Bausch Health Companies, Inc. 4.875% 6/1/2028[4]	8,125	4,634
Baxter International, Inc. 2.272% 12/1/2028	3,250	2,742
Baxter International, Inc. 2.539% 2/1/2032	37,704	29,210
Baxter International, Inc. 3.132% 12/1/2051	2,284	1,361
Bayer US Finance II, LLC 3.875% 12/15/2023[4]	11,650	11,602
Bayer US Finance II, LLC 4.375% 12/15/2028[4]	4,250	3,952
Becton, Dickinson and Co. 3.363% 6/6/2024	8,545	8,396
Becton, Dickinson and Co. 4.298% 8/22/2032	3,327	3,010
Boston Scientific Corp. 3.45% 3/1/2024	875	866
Boston Scientific Corp. 2.65% 6/1/2030	26,488	22,153
Boston Scientific Corp. 4.70% 3/1/2049	340	287
Bristol-Myers Squibb Co. 2.90% 7/26/2024	9,095	8,892
Bristol-Myers Squibb Co. 3.20% 6/15/2026	7,768	7,372
Bristol-Myers Squibb Co. 3.40% 7/26/2029	2,197	1,992
Bristol-Myers Squibb Co. 2.95% 3/15/2032	29,154	24,343
Bristol-Myers Squibb Co. 2.55% 11/13/2050	15,075	8,618
Bristol-Myers Squibb Co. 3.70% 3/15/2052	15,681	11,269
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[4]	16,500	13,606
Cencora, Inc. 2.70% 3/15/2031	17,987	14,654
Centene Corp. 4.25% 12/15/2027	58,085	53,599
Centene Corp. 2.45% 7/15/2028	82,808	70,031
Centene Corp. 4.625% 12/15/2029	42,335	38,177
Centene Corp. 3.375% 2/15/2030	45,137	37,699
Centene Corp. 3.00% 10/15/2030	23,055	18,624
Centene Corp. 2.50% 3/1/2031	71,209	54,787
Centene Corp. 2.625% 8/1/2031	14,110	10,825
Charles River Laboratories International, Inc. 3.75% 3/15/2029[4]	4,335	3,721
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[4]	6,000	4,255
Cigna Group (The) 2.375% 3/15/2031	373	298
The Bond Fund of America — Page 41 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 1.30% 8/21/2027	USD10,000	$8,504
CVS Health Corp. 3.25% 8/15/2029	10,362	9,071
CVS Health Corp. 5.125% 2/21/2030	12,000	11,546
CVS Health Corp. 1.75% 8/21/2030	5,660	4,358
CVS Health Corp. 5.25% 1/30/2031	7,000	6,729
CVS Health Corp. 1.875% 2/28/2031	13,185	10,063
CVS Health Corp. 5.25% 2/21/2033	14,789	14,017
CVS Health Corp. 5.30% 6/1/2033	17,469	16,557
CVS Health Corp. 5.05% 3/25/2048	1,707	1,420
CVS Health Corp. 4.25% 4/1/2050	8,451	6,261
CVS Health Corp. 5.875% 6/1/2053	34,944	32,342
CVS Health Corp. 6.00% 6/1/2063	9,811	9,019
Elevance Health, Inc. 3.50% 8/15/2024	9,349	9,159
Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,466
Elevance Health, Inc. 4.10% 5/15/2032	18,865	16,814
Elevance Health, Inc. 4.75% 2/15/2033	6,060	5,644
Elevance Health, Inc. 4.55% 5/15/2052	8,831	7,156
Elevance Health, Inc. 5.125% 2/15/2053	2,910	2,572
Eli Lilly and Co. 3.375% 3/15/2029	9,000	8,291
Eli Lilly and Co. 4.70% 2/27/2033	38,455	37,033
Eli Lilly and Co. 4.875% 2/27/2053	26,070	23,966
Eli Lilly and Co. 4.95% 2/27/2063	916	832
EMD Finance, LLC 3.25% 3/19/2025[4]	16,185	15,618
Fortrea Holdings, Inc. 7.50% 7/1/2030[4]	2,825	2,752
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 5.05% 6/30/2030[3,10]	2,713	2,711
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	33,699	33,659
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,022	1,014
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	52,792	52,411
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	1,482	1,507
Gilead Sciences, Inc. 5.25% 10/15/2033	23,821	23,244
Gilead Sciences, Inc. 2.80% 10/1/2050	65	39
Gilead Sciences, Inc. 5.55% 10/15/2053	35,505	34,162
GlaxoSmithKline Capital, Inc. 3.625% 5/15/2025	11,425	11,118
HCA, Inc. 5.875% 2/15/2026	4,700	4,675
HCA, Inc. 5.20% 6/1/2028	30,000	29,009
HCA, Inc. 5.875% 2/1/2029	7,130	7,018
HCA, Inc. 3.375% 3/15/2029	401	352
HCA, Inc. 4.125% 6/15/2029	2,825	2,559
HCA, Inc. 3.50% 9/1/2030	5,225	4,422
HCA, Inc. 2.375% 7/15/2031	2,704	2,071
HCA, Inc. 3.625% 3/15/2032	13,278	11,013
HCA, Inc. 5.25% 6/15/2049	8,300	6,829
HCA, Inc. 4.625% 3/15/2052	323	243
Humana, Inc. 3.70% 3/23/2029	9,140	8,342
IQVIA, Inc. 5.00% 10/15/2026[4]	5,750	5,503
Johnson & Johnson 0.95% 9/1/2027	6,000	5,159
Johnson & Johnson 1.30% 9/1/2030	28,696	22,577
Johnson & Johnson 2.10% 9/1/2040	4,000	2,563
Johnson & Johnson 2.25% 9/1/2050	11,000	6,356
Kaiser Foundation Hospitals 2.81% 6/1/2041	701	472
Laboratory Corporation of America Holdings 1.55% 6/1/2026	4,555	4,082
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	10,500	9,788
Merck & Co., Inc. 2.75% 2/10/2025	34,000	32,854
Merck & Co., Inc. 1.70% 6/10/2027	18,478	16,376
The Bond Fund of America — Page 42 of 87

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Merck & Co., Inc. 1.45% 6/24/2030	USD17,874	$14,014
Merck & Co., Inc. 4.90% 5/17/2044	2,749	2,510
Merck & Co., Inc. 2.75% 12/10/2051	10,000	6,048
Merck & Co., Inc. 5.00% 5/17/2053	6,482	5,900
Merck & Co., Inc. 5.15% 5/17/2063	1,400	1,278
Molina Healthcare, Inc. 4.375% 6/15/2028[4]	2,125	1,906
Molina Healthcare, Inc. 3.875% 11/15/2030[4]	2,665	2,209
Molina Healthcare, Inc. 3.875% 5/15/2032[4]	15,500	12,450
Novartis Capital Corp. 1.75% 2/14/2025	1,167	1,111
Novartis Capital Corp. 2.00% 2/14/2027	6,000	5,429
Novartis Capital Corp. 2.20% 8/14/2030	22,078	18,314
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	11,750	11,333
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	38,653	36,553
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	27,222	25,314
Pfizer, Inc. 2.95% 3/15/2024	2,150	2,123
Pfizer, Inc. 3.45% 3/15/2029	140	129
Pfizer, Inc. 1.70% 5/28/2030	690	554
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	17,136	13,196
Roche Holdings, Inc. 1.93% 12/13/2028[4]	28,439	24,295
Roche Holdings, Inc. 2.076% 12/13/2031[4]	77,766	61,394
Roche Holdings, Inc. 2.607% 12/13/2051[4]	320	192
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	23,317	21,783
Summa Health 3.511% 11/15/2051	187	121
Takeda Pharmaceutical Co., Ltd. 4.40% 11/26/2023	10,926	10,901
Takeda Pharmaceutical Co., Ltd. 5.00% 11/26/2028	7,500	7,343
Tenet Healthcare Corp. 4.875% 1/1/2026	5,535	5,308
Tenet Healthcare Corp. 5.125% 11/1/2027	4,565	4,253
Tenet Healthcare Corp. 6.125% 6/15/2030	4,000	3,755
Tenet Healthcare Corp. 6.75% 5/15/2031[4]	10,000	9,657
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	11,690	10,381
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	74,546	74,245
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	10,820	10,869
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	147,495	131,582
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	48,020	44,120
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	168,379	165,487
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	20,815	18,840
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	173,286	108,689
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027	12,000	11,866
Thermo Fisher Scientific, Inc. 5.086% 8/10/2033	7,000	6,771
UnitedHealth Group, Inc. 3.50% 2/15/2024	6,860	6,804
UnitedHealth Group, Inc. 2.375% 8/15/2024	7,903	7,683
UnitedHealth Group, Inc. 3.75% 7/15/2025	5,900	5,742
UnitedHealth Group, Inc. 3.70% 12/15/2025	15,430	14,882
UnitedHealth Group, Inc. 5.25% 2/15/2028	3,011	3,017
UnitedHealth Group, Inc. 2.875% 8/15/2029	1,172	1,030
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,538	10,969
UnitedHealth Group, Inc. 4.20% 5/15/2032	6,397	5,841
UnitedHealth Group, Inc. 5.35% 2/15/2033	5,984	5,923
UnitedHealth Group, Inc. 3.05% 5/15/2041	8,000	5,649
UnitedHealth Group, Inc. 4.25% 6/15/2048	3,314	2,650
UnitedHealth Group, Inc. 4.45% 12/15/2048	2,015	1,667
UnitedHealth Group, Inc. 3.70% 8/15/2049	3,826	2,760
UnitedHealth Group, Inc. 2.90% 5/15/2050	9,116	5,607
UnitedHealth Group, Inc. 3.25% 5/15/2051	5,865	3,860
The Bond Fund of America — Page 43 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 4.75% 5/15/2052	USD5,371	$4,583
UnitedHealth Group, Inc. 5.875% 2/15/2053	434	436
UnitedHealth Group, Inc. 4.95% 5/15/2062	225	194
Zoetis, Inc. 5.60% 11/16/2032	15,969	15,907
		2,478,243
Consumer discretionary 2.98%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,000	3,904
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	6,206	3,725
Allied Universal Holdco, LLC 4.625% 6/1/2028[4]	2,105	1,757
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[4]	2,471	2,505
Amazon.com, Inc. 1.65% 5/12/2028	25,000	21,531
Amazon.com, Inc. 3.45% 4/13/2029	3,434	3,173
Amazon.com, Inc. 1.50% 6/3/2030	6,278	4,973
Amazon.com, Inc. 2.10% 5/12/2031	25,000	20,061
Amazon.com, Inc. 4.70% 12/1/2032	1,810	1,729
Amazon.com, Inc. 2.875% 5/12/2041	5,827	4,121
Amazon.com, Inc. 3.10% 5/12/2051	7,293	4,818
American Honda Finance Corp. 1.20% 7/8/2025	10,182	9,437
Atlas LuxCo 4 SARL 4.625% 6/1/2028[4]	1,610	1,339
Bath & Body Works, Inc. 6.875% 11/1/2035	4,500	4,024
Bath & Body Works, Inc. 6.75% 7/1/2036	4,800	4,211
BMW US Capital, LLC 3.90% 4/9/2025[4]	21,240	20,709
BMW US Capital, LLC 3.45% 4/1/2027[4]	1,300	1,219
BMW US Capital, LLC 5.05% 8/11/2028[4]	13,400	13,112
BMW US Capital, LLC 2.55% 4/1/2031[4]	14,011	11,393
BMW US Capital, LLC 3.70% 4/1/2032[4]	6,842	5,978
Carnival Corp. 4.00% 8/1/2028[4]	1,000	868
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[4]	18,450	17,536
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[4]	11,275	10,889
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[4]	6,983	6,894
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[4]	10,500	9,386
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	15,333	14,348
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[4]	3,772	3,680
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[4]	5,895	5,789
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[4]	19,527	16,598
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[4]	51,425	40,145
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[4]	4,902	4,652
Falabella SA 3.75% 10/30/2027[4]	8,295	7,183
Ford Motor Co. 3.25% 2/12/2032	7,485	5,776
Ford Motor Co. 6.10% 8/19/2032	28,695	27,058
Ford Motor Credit Co., LLC 3.81% 1/9/2024	3,935	3,896
Ford Motor Credit Co., LLC 5.584% 3/18/2024	423	421
Ford Motor Credit Co., LLC 3.664% 9/8/2024	5,756	5,575
Ford Motor Credit Co., LLC 2.30% 2/10/2025	33,110	31,088
Ford Motor Credit Co., LLC 5.125% 6/16/2025	1,000	969
Ford Motor Credit Co., LLC 4.134% 8/4/2025	400	380
Ford Motor Credit Co., LLC 6.95% 3/6/2026	5,385	5,381
Ford Motor Credit Co., LLC 6.95% 6/10/2026	5,920	5,919
Ford Motor Credit Co., LLC 4.542% 8/1/2026	18,000	16,913
Ford Motor Credit Co., LLC 2.70% 8/10/2026	66,960	59,820
Ford Motor Credit Co., LLC 4.271% 1/9/2027	42,685	39,469
Ford Motor Credit Co., LLC 4.95% 5/28/2027	13,325	12,522
Ford Motor Credit Co., LLC 4.125% 8/17/2027	22,195	20,234
The Bond Fund of America — Page 44 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 3.815% 11/2/2027	USD7,305	$6,512
Ford Motor Credit Co., LLC 7.35% 11/4/2027	98,996	101,190
Ford Motor Credit Co., LLC 2.90% 2/16/2028	13,860	11,818
Ford Motor Credit Co., LLC 6.80% 5/12/2028	11,320	11,316
Ford Motor Credit Co., LLC 2.90% 2/10/2029	66,090	54,314
Ford Motor Credit Co., LLC 5.113% 5/3/2029	13,485	12,358
Ford Motor Credit Co., LLC 7.35% 3/6/2030	75,640	76,683
Ford Motor Credit Co., LLC 7.20% 6/10/2030	9,985	10,047
Ford Motor Credit Co., LLC 3.625% 6/17/2031	2,070	1,675
General Motors Co. 6.125% 10/1/2025	28,548	28,529
General Motors Co. 6.80% 10/1/2027	17,934	18,310
General Motors Co. 5.40% 10/15/2029	16,960	16,176
General Motors Co. 5.60% 10/15/2032	16,000	14,952
General Motors Co. 5.40% 4/1/2048	4,000	3,163
General Motors Financial Co., Inc. 2.75% 6/20/2025	24,892	23,444
General Motors Financial Co., Inc. 1.25% 1/8/2026	6,450	5,767
General Motors Financial Co., Inc. 1.50% 6/10/2026	57,097	50,477
General Motors Financial Co., Inc. 4.00% 10/6/2026	7,285	6,830
General Motors Financial Co., Inc. 2.35% 2/26/2027	41,494	36,591
General Motors Financial Co., Inc. 2.70% 8/20/2027	37,175	32,636
General Motors Financial Co., Inc. 2.40% 4/10/2028	12,928	11,007
General Motors Financial Co., Inc. 5.80% 6/23/2028	19,000	18,572
General Motors Financial Co., Inc. 2.40% 10/15/2028	40,580	33,667
General Motors Financial Co., Inc. 4.30% 4/6/2029	13,600	12,208
General Motors Financial Co., Inc. 3.60% 6/21/2030	1,735	1,453
General Motors Financial Co., Inc. 2.35% 1/8/2031	32,503	24,608
General Motors Financial Co., Inc. 2.70% 6/10/2031	27,478	21,051
General Motors Financial Co., Inc. 6.40% 1/9/2033	18,000	17,594
GOHL Capital, Ltd. 4.25% 1/24/2027	15,000	13,842
Grand Canyon University 4.125% 10/1/2024	25,000	23,925
Hanesbrands, Inc. 9.00% 2/15/2031[4]	3,681	3,513
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[4]	13,960	11,749
Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032[4]	11,040	8,911
Home Depot, Inc. 2.95% 6/15/2029	32,205	28,709
Home Depot, Inc. 2.70% 4/15/2030	25,000	21,365
Home Depot, Inc. 1.375% 3/15/2031	16,666	12,620
Home Depot, Inc. 2.375% 3/15/2051	7,293	3,996
Hyundai Capital America 0.875% 6/14/2024[4]	17,000	16,398
Hyundai Capital America 1.00% 9/17/2024[4]	15,600	14,866
Hyundai Capital America 2.65% 2/10/2025[4]	28,554	27,286
Hyundai Capital America 5.875% 4/7/2025[4]	10,000	9,969
Hyundai Capital America 1.80% 10/15/2025[4]	56,387	51,869
Hyundai Capital America 1.30% 1/8/2026[4]	17,000	15,314
Hyundai Capital America 5.50% 3/30/2026[4]	5,000	4,936
Hyundai Capital America 1.50% 6/15/2026[4]	33,915	30,139
Hyundai Capital America 1.65% 9/17/2026[4]	36,910	32,590
Hyundai Capital America 3.00% 2/10/2027[4]	19,717	17,875
Hyundai Capital America 2.375% 10/15/2027[4]	14,154	12,263
Hyundai Capital America 1.80% 1/10/2028[4]	15,611	13,090
Hyundai Capital America 5.60% 3/30/2028[4]	9,800	9,594
Hyundai Capital America 2.00% 6/15/2028[4]	36,819	30,614
Hyundai Capital America 5.68% 6/26/2028[4]	19,000	18,587
Hyundai Capital America 2.10% 9/15/2028[4]	14,290	11,868
Hyundai Capital America 6.10% 9/21/2028[4]	19,000	18,872
The Bond Fund of America — Page 45 of 87

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 5.80% 4/1/2030[4]	USD16,980	$16,532
Hyundai Capital America 5.70% 6/26/2030[4]	11,395	10,970
Hyundai Capital America 6.20% 9/21/2030[4]	19,000	18,726
Hyundai Capital Services, Inc. 2.125% 4/24/2025[4]	5,225	4,919
Hyundai Capital Services, Inc. 1.25% 2/8/2026[4]	6,570	5,897
International Game Technology PLC 6.50% 2/15/2025[4]	1,160	1,159
International Game Technology PLC 4.125% 4/15/2026[4]	2,115	1,991
International Game Technology PLC 6.25% 1/15/2027[4]	3,500	3,429
International Game Technology PLC 5.25% 1/15/2029[4]	6,940	6,402
KB Home 6.875% 6/15/2027	5,000	5,006
KIA Corp. 1.00% 4/16/2024	5,000	4,869
KIA Corp. 2.375% 2/14/2025[4]	9,995	9,537
Lennar Corp. 4.50% 4/30/2024	3,015	2,987
M.D.C. Holdings, Inc. 6.00% 1/15/2043	7,475	6,265
Marriott International, Inc. 5.75% 5/1/2025	208	208
Marriott International, Inc. 5.00% 10/15/2027	20,000	19,501
Marriott International, Inc. 4.90% 4/15/2029	4,024	3,839
Marriott International, Inc. 2.85% 4/15/2031	2,120	1,710
Marriott International, Inc. 2.75% 10/15/2033	25,167	19,005
McDonald’s Corp. 3.70% 1/30/2026	135	130
McDonald’s Corp. 3.50% 3/1/2027	185	174
McDonald’s Corp. 2.125% 3/1/2030	5,793	4,753
McDonald’s Corp. 4.60% 9/9/2032	4,772	4,492
McDonald’s Corp. 4.95% 8/14/2033	6,390	6,098
McDonald’s Corp. 4.45% 9/1/2048	242	199
McDonald’s Corp. 3.625% 9/1/2049	6,857	4,835
McDonald’s Corp. 4.20% 4/1/2050	708	550
McDonald’s Corp. 5.15% 9/9/2052	3,265	2,930
McDonald’s Corp. 5.45% 8/14/2053	2,473	2,328
Meituan 2.125% 10/28/2025[4]	5,041	4,633
Meituan 3.05% 10/28/2030[4]	17,000	13,214
Meituan 3.05% 10/28/2030	15,000	11,660
Mercedes-Benz Finance North America, LLC 0.75% 3/1/2024[4]	5,000	4,896
Mercedes-Benz Finance North America, LLC 2.70% 6/14/2024[4]	7,500	7,341
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[4]	275	274
MGM Resorts International 6.75% 5/1/2025	3,000	2,987
Morongo Band of Mission Indians (The) 7.00% 10/1/2039[4]	11,225	11,194
NIKE, Inc. 2.40% 3/27/2025	8,656	8,283
NIKE, Inc. 3.25% 3/27/2040	5,469	4,146
Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[4]	4,190	4,222
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[4]	4,874	4,243
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[4]	11,315	9,480
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[4]	15,000	12,179
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[4]	20,950	20,959
President and Fellows of Harvard College 2.517% 10/15/2050	5,500	3,289
QVC, Inc. 4.85% 4/1/2024	11,050	10,633
QVC, Inc. 4.45% 2/15/2025	1,500	1,314
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[4]	896	947
Sally Holdings, LLC 5.625% 12/1/2025	200	195
Sands China, Ltd. 5.375% 8/8/2025	5,000	4,847
Sands China, Ltd. 5.65% 8/8/2028	48,750	45,921
St Engineering Rhq, Ltd. 1.50% 4/29/2025	5,000	4,701
Stellantis Finance US, Inc. 1.711% 1/29/2027[4]	14,400	12,535
Stellantis Finance US, Inc. 5.625% 1/12/2028[4]	51,318	50,811
The Bond Fund of America — Page 46 of 87

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]	USD23,325	$17,996
Stellantis Finance US, Inc. 6.375% 9/12/2032[4]	44,540	43,884
Taylor Morrison Communities, Inc. 5.75% 1/15/2028[4]	3,500	3,264
Toyota Motor Corp. 0.681% 3/25/2024	849	829
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,568	2,304
Toyota Motor Credit Corp. 1.15% 8/13/2027	6,086	5,219
Toyota Motor Credit Corp. 1.90% 4/6/2028	3,802	3,301
Toyota Motor Credit Corp. 4.45% 6/29/2029	616	592
Toyota Motor Credit Corp. 3.375% 4/1/2030	8,330	7,374
Toyota Motor Credit Corp. 4.55% 5/17/2030	11,800	11,190
Travel + Leisure Co. 6.625% 7/31/2026[4]	4,000	3,895
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[4]	21,089	20,219
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[4]	3,530	3,206
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[4]	16,375	13,969
Wynn Resorts Finance, LLC 5.125% 10/1/2029[4]	2,500	2,188
ZF North America Capital, Inc. 7.125% 4/14/2030[4]	9,500	9,320
		2,217,911
Industrials 2.62%
Adani Ports & Special Economic Zone, Ltd. 3.375% 7/24/2024	3,000	2,910
Adani Ports & Special Economic Zone, Ltd. 4.00% 7/30/2027	3,000	2,535
Adani Ports & Special Economic Zone, Ltd. 4.375% 7/3/2029	2,000	1,602
ADT Security Corp. 4.125% 8/1/2029[4]	3,000	2,540
ADT Security Corp. 4.875% 7/15/2032[4]	3,000	2,509
Air Lease Corp. 0.80% 8/18/2024	17,900	17,073
Air Lease Corp. 2.875% 1/15/2026	25,208	23,482
Air Lease Corp. 2.20% 1/15/2027	21,674	19,208
Air Lease Corp. 5.30% 2/1/2028	26,000	25,137
Air Lease Corp. 2.10% 9/1/2028	13,775	11,450
Allison Transmission, Inc. 3.75% 1/30/2031[4]	4,000	3,238
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[4]	36,469	35,707
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[4]	35,436	31,763
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[4]	9,306	8,751
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[4]	4,425	4,157
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[4]	16,000	14,263
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[4]	2,795	2,362
Avolon Holdings Funding, Ltd. 2.75% 2/21/2028[4]	20,000	16,966
BOC Aviation, Ltd. 4.00% 1/25/2024	3,000	2,978
Boeing Co. 1.95% 2/1/2024	2,850	2,811
Boeing Co. 2.80% 3/1/2024	3,485	3,438
Boeing Co. 4.875% 5/1/2025	92,984	91,401
Boeing Co. 2.75% 2/1/2026	149,702	139,892
Boeing Co. 2.196% 2/4/2026	107,013	98,282
Boeing Co. 3.10% 5/1/2026	1,626	1,519
Boeing Co. 2.70% 2/1/2027	11,304	10,242
Boeing Co. 5.04% 5/1/2027	56,328	55,020
Boeing Co. 3.25% 2/1/2028	105,979	95,646
Boeing Co. 3.25% 3/1/2028	10,176	9,152
Boeing Co. 5.15% 5/1/2030	145,909	139,461
Boeing Co. 3.625% 2/1/2031	8,869	7,666
Boeing Co. 3.60% 5/1/2034	6,790	5,497
Boeing Co. 3.25% 2/1/2035	2,022	1,556
Boeing Co. 3.50% 3/1/2039	545	389
Boeing Co. 5.705% 5/1/2040	11,044	10,197
The Bond Fund of America — Page 47 of 87

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. 3.90% 5/1/2049	USD8,665	$6,053
Boeing Co. 3.75% 2/1/2050	4,934	3,358
Boeing Co. 5.805% 5/1/2050	68,100	61,724
Boeing Co. 5.93% 5/1/2060	2,000	1,798
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	7,293	4,629
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	35,380	23,772
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052	188	116
BWX Technologies, Inc. 4.125% 6/30/2028[4]	1,675	1,483
Canadian Pacific Railway Co. 1.75% 12/2/2026	5,820	5,196
Canadian Pacific Railway Co. 3.10% 12/2/2051	39,192	24,549
Carrier Global Corp. 2.242% 2/15/2025	1,029	978
Carrier Global Corp. 2.493% 2/15/2027	1,332	1,201
Carrier Global Corp. 2.722% 2/15/2030	15,767	13,150
Carrier Global Corp. 3.377% 4/5/2040	15,500	11,094
Carrier Global Corp. 3.577% 4/5/2050	3,000	2,028
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	1,800	1,209
CK Hutchison International (19), Ltd. 3.25% 4/11/2024	5,000	4,930
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	3,200	2,142
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[4]	9,430	9,095
CK Hutchison International (23), Ltd. 4.75% 4/21/2028	7,500	7,234
Clean Harbors, Inc. 4.875% 7/15/2027[4]	1,100	1,038
Clean Harbors, Inc. 5.125% 7/15/2029[4]	10,000	9,211
Clean Harbors, Inc. 6.375% 2/1/2031[4]	808	787
Competition Team Technologies, Ltd. 3.75% 3/12/2024	23,800	23,536
Competition Team Technologies, Ltd. 4.25% 3/12/2029	3,000	2,779
Covanta Holding Corp., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.334% 11/30/2028[3,10]	6,239	6,243
Covanta Holding Corp., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.334% 11/30/2028[3,10]	549	549
CSX Corp. 3.80% 3/1/2028	2,460	2,313
CSX Corp. 4.25% 3/15/2029	4,277	4,054
CSX Corp. 2.40% 2/15/2030	11,598	9,663
CSX Corp. 4.10% 11/15/2032	13,284	11,957
CSX Corp. 5.20% 11/15/2033	9,390	9,087
CSX Corp. 2.50% 5/15/2051	4,238	2,368
CSX Corp. 4.50% 11/15/2052	43,800	35,702
Delta Air Lines, Inc. 7.00% 5/1/2025[4]	2,750	2,781
Dianjian Haiyu, Ltd. 4.30% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.451% on 6/20/2024)[6]	5,000	4,938
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[4]	16,863	14,559
Eaton Corp. 4.35% 5/18/2028	4,472	4,306
Eaton Corp. 4.15% 3/15/2033	654	592
Eaton Corp. 4.70% 8/23/2052	186	161
ENA Master Trust 4.00% 5/19/2048[4]	5,000	3,603
Fortune Brands Innovations, Inc. 5.875% 6/1/2033	8,000	7,712
General Dynamics Corp. 3.50% 5/15/2025	8,025	7,775
General Dynamics Corp. 3.75% 5/15/2028	5,969	5,611
General Dynamics Corp. 3.625% 4/1/2030	5,879	5,330
General Dynamics Corp. 2.25% 6/1/2031	2,377	1,922
Honeywell International, Inc. 2.30% 8/15/2024	3,387	3,294
Honeywell International, Inc. 1.35% 6/1/2025	165	155
Honeywell International, Inc. 1.95% 6/1/2030	19,413	15,717
Honeywell International, Inc. 5.00% 2/15/2033	7,500	7,287
Howmet Aerospace, Inc. 5.95% 2/1/2037	29,000	27,269
The Bond Fund of America — Page 48 of 87

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Hutchison Whampoa International (14), Ltd. 3.625% 10/31/2024	USD6,821	$6,659
Icahn Enterprises, LP 4.75% 9/15/2024	2,966	2,859
Icahn Enterprises, LP 6.25% 5/15/2026	11,205	10,423
Icahn Enterprises, LP 5.25% 5/15/2027	995	876
Ingersoll-Rand, Inc. 5.40% 8/14/2028	5,676	5,585
Ingersoll-Rand, Inc. 5.70% 8/14/2033	6,708	6,477
L3Harris Technologies, Inc. 5.40% 7/31/2033	7,962	7,657
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[4]	2,333	2,253
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	497	480
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[4]	2,731	2,379
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036	2,149	1,872
Lockheed Martin Corp. 5.10% 11/15/2027	835	831
Lockheed Martin Corp. 1.85% 6/15/2030	213	172
Lockheed Martin Corp. 5.25% 1/15/2033	53,654	53,039
Lockheed Martin Corp. 4.75% 2/15/2034	1,437	1,361
Lockheed Martin Corp. 5.70% 11/15/2054	21,710	21,681
Lockheed Martin Corp. 5.20% 2/15/2055	2,087	1,942
Lockheed Martin Corp. 5.90% 11/15/2063	503	513
Masco Corp. 1.50% 2/15/2028	795	667
Masco Corp. 2.00% 2/15/2031	1,173	900
Mexico City Airport Trust 4.25% 10/31/2026	3,200	3,010
Mexico City Airport Trust 3.875% 4/30/2028	11,400	10,317
Mexico City Airport Trust 3.875% 4/30/2028[4]	690	624
Mexico City Airport Trust 5.50% 10/31/2046	3,106	2,367
Mexico City Airport Trust 5.50% 7/31/2047	14,409	10,972
Mexico City Airport Trust 5.50% 7/31/2047[4]	2,485	1,892
Mileage Plus Holdings, LLC 6.50% 6/20/2027[4]	7,830	7,766
MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025	3,000	2,888
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]	16,872	15,588
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	8,000	7,391
Norfolk Southern Corp. 5.05% 8/1/2030	12,273	11,834
Norfolk Southern Corp. 4.45% 3/1/2033	2,194	2,005
Norfolk Southern Corp. 4.55% 6/1/2053	13,967	11,289
Norfolk Southern Corp. 5.35% 8/1/2054	10,307	9,426
Northrop Grumman Corp. 2.93% 1/15/2025	15,040	14,509
Northrop Grumman Corp. 3.25% 1/15/2028	8,475	7,778
Northrop Grumman Corp. 4.70% 3/15/2033	29,043	27,126
Northrop Grumman Corp. 4.95% 3/15/2053	15,969	14,049
Otis Worldwide Corp. 2.056% 4/5/2025	21,882	20,667
Otis Worldwide Corp. 5.25% 8/16/2028	10,000	9,837
Pitney Bowes, Inc. 6.875% 3/15/2027[4]	6,000	4,734
Prime Security Services Borrower, LLC 5.25% 4/15/2024[4]	2,000	1,988
Prime Security Services Borrower, LLC 5.75% 4/15/2026[4]	2,000	1,942
Prime Security Services Borrower, LLC 3.375% 8/31/2027[4]	3,100	2,719
Republic Services, Inc. 2.50% 8/15/2024	7,000	6,801
Republic Services, Inc. 4.875% 4/1/2029	7,000	6,807
Republic Services, Inc. 2.375% 3/15/2033	1,252	963
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[4]	1,511	1,536
RTX Corp. 3.20% 3/15/2024	10,380	10,238
RTX Corp. 3.95% 8/16/2025	17,415	16,859
RTX Corp. 3.125% 5/4/2027	1,000	920
RTX Corp. 4.125% 11/16/2028	6,320	5,897
RTX Corp. 2.25% 7/1/2030	3,750	3,020
RTX Corp. 1.90% 9/1/2031	10,321	7,817
The Bond Fund of America — Page 49 of 87

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
RTX Corp. 2.375% 3/15/2032	USD7,474	$5,775
RTX Corp. 5.15% 2/27/2033	15,018	14,229
RTX Corp. 4.50% 6/1/2042	1,375	1,126
RTX Corp. 2.82% 9/1/2051	3,750	2,152
RTX Corp. 3.03% 3/15/2052	7,000	4,219
RTX Corp. 5.375% 2/27/2053	3,194	2,894
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036[4]	1,556	999
Ste Transcore Holdings, Inc. 3.375% 5/5/2027[11]	3,000	2,817
Stericycle, Inc. 5.375% 7/15/2024[4]	5,000	4,941
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[4]	14,355	10,957
Swire Pacific MTN Financing, Ltd. 4.50% 10/9/2023	2,662	2,661
TransDigm, Inc. 6.25% 3/15/2026[4]	656	645
Triton Container International, Ltd. 1.15% 6/7/2024[4]	8,063	7,761
Triton Container International, Ltd. 3.15% 6/15/2031[4]	15,346	11,586
TSMC Arizona Corp. 4.25% 4/22/2032	8,000	7,424
TSMC Arizona Corp. 3.125% 10/25/2041	5,000	3,618
TSMC Arizona Corp. 3.25% 10/25/2051	11,000	7,492
Union Pacific Corp. 3.15% 3/1/2024	5,705	5,646
Union Pacific Corp. 3.75% 7/15/2025	2,230	2,161
Union Pacific Corp. 2.15% 2/5/2027	5,533	4,999
Union Pacific Corp. 2.375% 5/20/2031	23,375	18,943
Union Pacific Corp. 2.80% 2/14/2032	16,869	13,931
Union Pacific Corp. 4.50% 1/20/2033	1,050	979
Union Pacific Corp. 2.891% 4/6/2036	9,276	7,034
Union Pacific Corp. 3.375% 2/14/2042	428	315
Union Pacific Corp. 4.30% 3/1/2049	1,698	1,360
Union Pacific Corp. 3.25% 2/5/2050	27,698	18,699
Union Pacific Corp. 2.95% 3/10/2052	7,956	4,908
Union Pacific Corp. 3.50% 2/14/2053	5,336	3,709
Union Pacific Corp. 3.95% 8/15/2059	3,268	2,353
Veralto Corp. 5.50% 9/18/2026[4]	2,500	2,490
Veralto Corp. 5.35% 9/18/2028[4]	17,750	17,558
Veralto Corp. 5.45% 9/18/2033[4]	13,000	12,583
Waste Management, Inc. 4.15% 4/15/2032	1,103	1,005
Waste Management, Inc. 4.875% 2/15/2034	20,000	18,939
WESCO Distribution, Inc. 7.125% 6/15/2025[4]	2,165	2,172
WESCO Distribution, Inc. 7.25% 6/15/2028[4]	4,355	4,380
		1,946,500
Communication services 2.46%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN117,330	6,565
AT&T, Inc. 1.70% 3/25/2026	USD12,880	11,690
AT&T, Inc. 2.30% 6/1/2027	7,091	6,281
AT&T, Inc. 1.65% 2/1/2028	15,971	13,487
AT&T, Inc. 4.35% 3/1/2029	14,011	13,043
AT&T, Inc. 4.30% 2/15/2030	71,889	65,485
AT&T, Inc. 2.75% 6/1/2031	48,675	38,964
AT&T, Inc. 2.25% 2/1/2032	32,537	24,498
AT&T, Inc. 2.55% 12/1/2033	18,907	13,893
AT&T, Inc. 5.40% 2/15/2034	5,082	4,758
AT&T, Inc. 3.50% 9/15/2053	43,005	26,594
Axiata SPV2 Berhad 2.163% 8/19/2030	4,883	3,958
Bharti Airtel International (Netherlands) BV 5.35% 5/20/2024	3,000	2,985
Bharti Airtel, Ltd. 4.375% 6/10/2025	3,000	2,924
The Bond Fund of America — Page 50 of 87

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC 5.375% 6/1/2029[4]	USD2,700	$2,425
CCO Holdings, LLC 4.75% 3/1/2030[4]	9,665	8,125
CCO Holdings, LLC 4.50% 8/15/2030[4]	18,675	15,353
CCO Holdings, LLC 4.75% 2/1/2032[4]	8,000	6,409
CCO Holdings, LLC 4.50% 5/1/2032	2,225	1,749
CCO Holdings, LLC 4.25% 1/15/2034[4]	21,825	16,092
Charter Communications Operating, LLC 4.908% 7/23/2025	165	161
Charter Communications Operating, LLC 2.25% 1/15/2029	7,734	6,311
Charter Communications Operating, LLC 2.80% 4/1/2031	41,711	32,549
Charter Communications Operating, LLC 2.30% 2/1/2032	13,963	10,182
Charter Communications Operating, LLC 4.40% 4/1/2033	11,385	9,689
Charter Communications Operating, LLC 6.484% 10/23/2045	6,850	5,986
Charter Communications Operating, LLC 5.125% 7/1/2049	18,943	13,825
Charter Communications Operating, LLC 4.80% 3/1/2050	5,000	3,500
Charter Communications Operating, LLC 3.70% 4/1/2051	28,727	16,735
Charter Communications Operating, LLC 3.90% 6/1/2052	2,900	1,736
Charter Communications Operating, LLC 5.25% 4/1/2053	5,000	3,741
Comcast Corp. 4.55% 1/15/2029	11,600	11,143
Comcast Corp. 2.65% 2/1/2030	20,000	16,904
Comcast Corp. 1.95% 1/15/2031	7,446	5,825
Comcast Corp. 1.50% 2/15/2031	1,000	756
Comcast Corp. 4.80% 5/15/2033	42,300	39,701
Comcast Corp. 3.75% 4/1/2040	8,930	6,923
Comcast Corp. 2.887% 11/1/2051	4,558	2,688
Comcast Corp. 5.35% 5/15/2053	17,606	16,067
Comcast Corp. 5.50% 5/15/2064	1,800	1,640
CSC Holdings, LLC 5.375% 2/1/2028[4]	4,850	3,955
Diamond Sports Group, LLC 5.375% 8/15/2026[4,9]	3,500	79
DIRECTV Financing, LLC 5.875% 8/15/2027[4]	8,750	7,748
DISH Network Corp. 11.75% 11/15/2027[4]	14,925	15,058
Frontier Communications Holdings, LLC 6.00% 1/15/2030[4]	2,000	1,466
Gray Escrow II, Inc. 5.375% 11/15/2031[4]	5,950	3,902
Gray Television, Inc. 5.875% 7/15/2026[4]	1,682	1,513
Gray Television, Inc. 4.75% 10/15/2030[4]	8,418	5,587
iHeartCommunications, Inc. 6.375% 5/1/2026	8,475	7,316
Level 3 Financing, Inc. 3.75% 7/15/2029[4]	3,053	1,711
Lumen Technologies, Inc. 4.00% 2/15/2027[4]	5,775	3,810
Meta Platforms, Inc. 3.85% 8/15/2032	16,390	14,549
Midas OpCo Holdings, LLC 5.625% 8/15/2029[4]	3,500	2,831
Netflix, Inc. 4.875% 4/15/2028	82,646	80,166
Netflix, Inc. 5.875% 11/15/2028	214,157	215,905
Netflix, Inc. 6.375% 5/15/2029	33,092	34,204
Netflix, Inc. 5.375% 11/15/2029[4]	102,478	100,121
Netflix, Inc. 4.875% 6/15/2030[4]	88,308	83,717
News Corp. 3.875% 5/15/2029[4]	6,000	5,166
News Corp. 5.125% 2/15/2032[4]	8,175	7,151
SBA Tower Trust 1.631% 11/15/2026[4]	62,772	54,358
Scripps Escrow II, Inc. 3.875% 1/15/2029[4]	7,921	5,966
Singapore Telecommunications, Ltd. 7.375% 12/1/2031	5,000	5,602
Sirius XM Radio, Inc. 4.00% 7/15/2028[4]	4,300	3,675
Sirius XM Radio, Inc. 4.125% 7/1/2030[4]	8,000	6,414
Sirius XM Radio, Inc. 3.875% 9/1/2031[4]	5,000	3,792
Sprint Capital Corp. 6.875% 11/15/2028	5,000	5,167
Sprint Capital Corp. 8.75% 3/15/2032	4,500	5,210
The Bond Fund of America — Page 51 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Sprint Corp. 7.125% 6/15/2024	USD10,010	$10,080
Sprint Corp. 7.625% 2/15/2025	39,000	39,602
TEGNA, Inc. 5.00% 9/15/2029	8,500	7,150
Tencent Holdings, Ltd. 3.28% 4/11/2024[4]	15,000	14,802
Tencent Holdings, Ltd. 3.28% 4/11/2024	2,000	1,974
Tencent Holdings, Ltd. 3.595% 1/19/2028	7,500	6,873
Tencent Holdings, Ltd. 2.39% 6/3/2030[4]	20,000	16,059
Tencent Holdings, Ltd. 3.68% 4/22/2041	794	550
Tencent Holdings, Ltd. 3.24% 6/3/2050[4]	9,870	5,690
Tencent Holdings, Ltd. 3.29% 6/3/2060[4]	10,000	5,442
T-Mobile USA, Inc. 3.50% 4/15/2025	6,550	6,322
T-Mobile USA, Inc. 1.50% 2/15/2026	4,900	4,445
T-Mobile USA, Inc. 2.25% 2/15/2026	13,438	12,383
T-Mobile USA, Inc. 2.625% 4/15/2026	61,189	56,644
T-Mobile USA, Inc. 3.75% 4/15/2027	21,300	19,910
T-Mobile USA, Inc. 4.75% 2/1/2028	4,566	4,381
T-Mobile USA, Inc. 2.05% 2/15/2028	221	190
T-Mobile USA, Inc. 4.80% 7/15/2028	1,270	1,221
T-Mobile USA, Inc. 2.625% 2/15/2029	17,611	14,937
T-Mobile USA, Inc. 2.40% 3/15/2029	6,204	5,226
T-Mobile USA, Inc. 3.375% 4/15/2029	8,000	7,044
T-Mobile USA, Inc. 3.875% 4/15/2030	18,318	16,236
T-Mobile USA, Inc. 2.55% 2/15/2031	20,700	16,479
T-Mobile USA, Inc. 2.875% 2/15/2031	38,764	31,464
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	8,466
T-Mobile USA, Inc. 2.70% 3/15/2032	14,779	11,566
T-Mobile USA, Inc. 5.05% 7/15/2033	15,402	14,296
T-Mobile USA, Inc. 5.75% 1/15/2034	5,230	5,104
T-Mobile USA, Inc. 3.00% 2/15/2041	10,790	7,155
T-Mobile USA, Inc. 3.30% 2/15/2051	5,951	3,727
T-Mobile USA, Inc. 3.40% 10/15/2052	45,302	28,322
T-Mobile USA, Inc. 5.75% 1/15/2054	165	152
T-Mobile USA, Inc. 6.00% 6/15/2054	6,704	6,395
Verizon Communications, Inc. 3.00% 3/22/2027	1,287	1,181
Verizon Communications, Inc. 4.329% 9/21/2028	13,420	12,615
Verizon Communications, Inc. 3.875% 2/8/2029	2,071	1,898
Verizon Communications, Inc. 4.016% 12/3/2029	1,981	1,797
Verizon Communications, Inc. 1.68% 10/30/2030	3,445	2,621
Verizon Communications, Inc. 1.75% 1/20/2031	22,494	16,960
Verizon Communications, Inc. 2.55% 3/21/2031	133	106
Verizon Communications, Inc. 2.355% 3/15/2032	330	252
Verizon Communications, Inc. 2.65% 11/20/2040	31,001	19,638
Verizon Communications, Inc. 3.40% 3/22/2041	6,600	4,682
Verizon Communications, Inc. 2.85% 9/3/2041	10,183	6,590
Verizon Communications, Inc. 2.875% 11/20/2050	34,934	20,212
Verizon Communications, Inc. 3.55% 3/22/2051	10,300	6,783
Verizon Communications, Inc. 3.875% 3/1/2052	10,000	7,046
Videotron, Ltd. 5.375% 6/15/2024[4]	3,100	3,076
Virgin Media Secured Finance PLC 5.50% 5/15/2029[4]	5,000	4,459
Virgin Media Secured Finance PLC 4.50% 8/15/2030[4]	500	414
VMED O2 UK Financing I PLC 4.25% 1/31/2031[4]	5,475	4,365
Vodafone Group PLC 4.25% 9/17/2050	14,575	10,578
VZ Secured Financing BV 5.00% 1/15/2032[4]	2,000	1,573
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	19,418	18,734
The Bond Fund of America — Page 52 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	USD78,574	$72,575
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	8,369	7,460
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	6,554	5,567
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	583	451
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	4,821	3,585
WarnerMedia Holdings, Inc. 5.391% 3/15/2062	494	365
WMG Acquisition Corp. 3.75% 12/1/2029[4]	5,000	4,206
WMG Acquisition Corp. 3.00% 2/15/2031[4]	12,500	9,831
Ziggo BV 4.875% 1/15/2030[4]	6,000	4,895
ZipRecruiter, Inc. 5.00% 1/15/2030[4]	13,375	10,516
		1,832,797
Energy 2.15%
Antero Resources Corp. 5.375% 3/1/2030[4]	5,735	5,287
Apache Corp. 4.25% 1/15/2030	9,050	8,053
Apache Corp. 6.00% 1/15/2037	6,135	5,531
Apache Corp. 5.10% 9/1/2040	4,860	3,866
Apache Corp. 4.75% 4/15/2043	15,000	10,942
Baker Hughes Holdings, LLC 2.061% 12/15/2026	397	357
Bharat Petroleum Corp., Ltd. 4.00% 5/8/2025	5,599	5,435
BP Capital Markets America, Inc. 2.721% 1/12/2032	17,670	14,349
BP Capital Markets America, Inc. 4.893% 9/11/2033	22,005	20,670
BP Capital Markets America, Inc. 2.772% 11/10/2050	451	266
BP Capital Markets America, Inc. 3.001% 3/17/2052	5,000	3,072
Canadian Natural Resources, Ltd. 3.80% 4/15/2024	10,500	10,366
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	4,543	4,242
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	8,484	7,914
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	206	171
Cenovus Energy, Inc. 5.375% 7/15/2025	32,721	32,381
Cenovus Energy, Inc. 4.25% 4/15/2027	43,338	41,189
Cenovus Energy, Inc. 5.25% 6/15/2037	822	738
Cenovus Energy, Inc. 5.40% 6/15/2047	12,727	10,949
Cheniere Corpus Christi Holdings, LLC 3.70% 11/15/2029	3,388	3,008
Cheniere Energy Partners, LP 4.50% 10/1/2029	5,050	4,578
Cheniere Energy, Inc. 4.625% 10/15/2028	8,875	8,168
Chesapeake Energy Corp. 5.50% 2/1/2026[4]	1,405	1,361
Chesapeake Energy Corp. 5.875% 2/1/2029[4]	1,210	1,140
Chevron Corp. 2.954% 5/16/2026	25,490	24,115
Chevron Corp. 1.995% 5/11/2027	22,156	19,867
Chevron Corp. 2.236% 5/11/2030	11,857	9,891
Chevron Corp. 3.078% 5/11/2050	3,943	2,649
Chevron USA, Inc. 1.018% 8/12/2027	4,385	3,772
Civitas Resources, Inc. 8.75% 7/1/2031[4]	10,300	10,534
CNX Resources Corp. 7.25% 3/14/2027[4]	20	20
CNX Resources Corp. 6.00% 1/15/2029[4]	1,608	1,504
CNX Resources Corp. 7.375% 1/15/2031[4]	1,437	1,410
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[4]	8,155	7,982
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[4]	8,611	8,505
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[4]	10,508	10,263
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[4]	3,869	3,772
ConocoPhillips Co. 3.80% 3/15/2052	22,105	16,055
ConocoPhillips Co. 5.30% 5/15/2053	31,790	29,239
ConocoPhillips Co. 5.55% 3/15/2054	12,115	11,524
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[12]	1,455	967
The Bond Fund of America — Page 53 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Crescent Energy Finance, LLC 9.25% 2/15/2028[4]	USD4,709	$4,812
Devon Energy Corp. 5.25% 9/15/2024	638	633
Devon Energy Corp. 5.25% 10/15/2027	1,624	1,583
Devon Energy Corp. 5.875% 6/15/2028	1,347	1,344
Devon Energy Corp. 4.50% 1/15/2030	1,947	1,770
DT Midstream, Inc. 4.125% 6/15/2029[4]	5,685	4,922
DT Midstream, Inc. 4.375% 6/15/2031[4]	745	627
Ecopetrol SA 8.625% 1/19/2029	2,000	2,010
Ecopetrol SA 4.625% 11/2/2031	1,870	1,429
Ecopetrol SA 8.875% 1/13/2033	131,045	128,105
Enbridge, Inc. 4.00% 10/1/2023	10,100	10,100
Energy Transfer, LP 4.50% 4/15/2024	2,975	2,950
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[6,8]	12,000	9,609
EQM Midstream Partners, LP 7.50% 6/1/2027[4]	2,168	2,174
EQM Midstream Partners, LP 5.50% 7/15/2028	8,300	7,798
EQM Midstream Partners, LP 4.50% 1/15/2029[4]	5,120	4,562
EQM Midstream Partners, LP 6.50% 7/15/2048	6,000	5,283
EQT Corp. 6.125% 2/1/2025[6]	3,216	3,208
EQT Corp. 3.90% 10/1/2027	11,000	10,183
EQT Corp. 5.70% 4/1/2028	8,267	8,110
EQT Corp. 5.00% 1/15/2029	1,175	1,106
EQT Corp. 7.25% 2/1/2030[6]	15,000	15,449
Equinor ASA 3.625% 9/10/2028	8,379	7,822
Equinor ASA 3.125% 4/6/2030	22,503	19,927
Equinor ASA 2.375% 5/22/2030	3,444	2,894
Equinor ASA 3.25% 11/18/2049	5,687	3,809
Exxon Mobil Corp. 2.61% 10/15/2030	27,900	23,570
Exxon Mobil Corp. 4.227% 3/19/2040	2,000	1,705
Exxon Mobil Corp. 3.452% 4/15/2051	22,797	15,972
Harvest Midstream I, LP 7.50% 9/1/2028[4]	1,988	1,924
Hilcorp Energy I, LP 5.75% 2/1/2029[4]	2,125	1,921
Hilcorp Energy I, LP 6.25% 4/15/2032[4]	9,000	8,012
Kinder Morgan, Inc. 5.20% 6/1/2033	22,543	20,865
Marathon Oil Corp. 4.40% 7/15/2027	5,755	5,416
Matador Resources Co. 6.875% 4/15/2028[4]	4,950	4,865
Modec Finance BV 7.84% 7/15/2026[7,11]	5,000	4,957
MPLX, LP 4.95% 9/1/2032	104	95
MPLX, LP 4.95% 3/14/2052	28	22
Murphy Oil Corp. 6.375% 7/15/2028	8,741	8,600
Murphy Oil Corp. 5.875% 12/1/2042[6]	1,395	1,131
Murphy Oil USA, Inc. 3.75% 2/15/2031[4]	10,160	8,305
MV24 Capital BV 6.748% 6/1/2034[4]	1,669	1,473
New Fortress Energy, Inc. 6.75% 9/15/2025[4]	4,000	3,823
New Fortress Energy, Inc. 6.50% 9/30/2026[4]	6,595	6,079
NGL Energy Operating, LLC 7.50% 2/1/2026[4]	6,555	6,489
Noble Finance II, LLC 8.00% 4/15/2030[4]	1,850	1,876
Occidental Petroleum Corp. 8.875% 7/15/2030	34,500	38,824
Occidental Petroleum Corp. 6.45% 9/15/2036	5,000	4,915
Occidental Petroleum Corp. 6.60% 3/15/2046	8,413	8,277
Occidental Petroleum Corp. 4.20% 3/15/2048	4,250	2,941
Oil & Natural Gas Corp., Ltd. 3.375% 12/5/2029	5,000	4,343
Oleoducto Central SA 4.00% 7/14/2027	8,569	7,643
Oleoducto Central SA 4.00% 7/14/2027[4]	4,960	4,424
The Bond Fund of America — Page 54 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 5.85% 1/15/2026	USD432	$432
ONEOK, Inc. 5.55% 11/1/2026	2,484	2,468
ONEOK, Inc. 5.65% 11/1/2028	15,221	15,029
ONEOK, Inc. 5.80% 11/1/2030	6,355	6,225
ONEOK, Inc. 6.05% 9/1/2033	47,275	46,472
ONEOK, Inc. 6.625% 9/1/2053	39,787	39,007
ONGC Videsh, Ltd. 4.625% 7/15/2024	401	396
Petroleos Mexicanos 4.875% 1/18/2024	11,170	11,081
Petroleos Mexicanos 4.25% 1/15/2025	240	230
Petroleos Mexicanos 6.875% 10/16/2025	69,634	66,759
Petroleos Mexicanos 6.875% 8/4/2026	114,526	105,672
Petroleos Mexicanos 6.49% 1/23/2027	51,803	46,007
Petroleos Mexicanos 6.50% 3/13/2027	90,773	80,108
Petroleos Mexicanos 6.50% 1/23/2029	1,833	1,489
Petroleos Mexicanos 8.75% 6/2/2029	39,334	34,894
Petroleos Mexicanos 5.95% 1/28/2031	12,702	9,104
Petroleos Mexicanos 6.70% 2/16/2032	49,336	36,668
Phillips 66 3.85% 4/9/2025	1,253	1,219
Pioneer Natural Resources Co. 1.125% 1/15/2026	238	215
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[4]	7,780	7,020
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	3,500	3,023
Qatar Energy 1.375% 9/12/2026[4]	18,535	16,558
Qatar Energy 2.25% 7/12/2031[4]	41,974	33,719
Qatar Energy 3.125% 7/12/2041[4]	6,631	4,595
Qatar Energy 3.30% 7/12/2051[4]	3,725	2,426
Reliance Industries, Ltd. 4.125% 1/28/2025	3,000	2,929
Reliance Industries, Ltd. 3.667% 11/30/2027	3,000	2,783
Reliance Industries, Ltd. 2.875% 1/12/2032	3,000	2,396
Reliance Industries, Ltd. 4.875% 2/10/2045	3,000	2,493
Reliance Industries, Ltd. 3.625% 1/12/2052	2,000	1,279
Reliance Industries, Ltd. 3.75% 1/12/2062	1,500	936
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	1,630	1,627
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030	1,959	1,797
Seadrill Finance, Ltd. 8.375% 8/1/2030[4]	1,500	1,529
Shell International Finance BV 3.50% 11/13/2023	7,500	7,482
Shell International Finance BV 2.00% 11/7/2024	3,250	3,130
Shell International Finance BV 3.875% 11/13/2028	6,720	6,350
Shell International Finance BV 2.375% 11/7/2029	9,441	8,043
Shell International Finance BV 2.75% 4/6/2030	17,667	15,204
Shell International Finance BV 3.25% 4/6/2050	580	386
Shell International Finance BV 3.00% 11/26/2051	6,662	4,166
Southwestern Energy Co. 5.70% 1/23/2025[6]	880	868
Southwestern Energy Co. 8.375% 9/15/2028	1,300	1,343
Southwestern Energy Co. 4.75% 2/1/2032	12,000	10,312
Sunoco, LP 6.00% 4/15/2027	4,210	4,085
Sunoco, LP 7.00% 9/15/2028[4]	6,715	6,632
Sunoco, LP 4.50% 5/15/2029	5,215	4,583
Tallgrass Energy Partners, LP 7.50% 10/1/2025[4]	1,370	1,368
Targa Resources Partners, LP 6.875% 1/15/2029	6,000	6,011
Targa Resources Partners, LP 5.50% 3/1/2030	8,660	8,116
Targa Resources Partners, LP 4.875% 2/1/2031	2,190	1,964
Thaioil Treasury Center Co., Ltd. 4.625% 11/20/2028	4,252	4,001
Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048	2,000	1,590
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	6,000	3,468
The Bond Fund of America — Page 55 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050	USD10,748	$6,501
TotalEnergies Capital International SA 3.455% 2/19/2029	4,700	4,301
TotalEnergies Capital International SA 2.829% 1/10/2030	10,340	8,976
TotalEnergies Capital International SA 3.461% 7/12/2049	2,600	1,811
TotalEnergies Capital International SA 3.127% 5/29/2050	6,238	4,072
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	16,811	15,042
Transportadora de Gas del Perú SA 4.25% 4/30/2028[4]	2,535	2,398
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[4]	18,000	13,995
Weatherford International, Ltd. 6.50% 9/15/2028[4]	3,000	3,003
Western Midstream Operating, LP 3.10% 2/1/2025[6]	8,964	8,585
Western Midstream Operating, LP 4.05% 2/1/2030[6]	6,606	5,781
Western Midstream Operating, LP 5.30% 3/1/2048	2,000	1,564
Western Midstream Operating, LP 5.25% 2/1/2050[6]	15,036	11,731
		1,602,235
Consumer staples 1.39%
7-Eleven, Inc. 0.95% 2/10/2026[4]	14,555	13,029
7-Eleven, Inc. 1.30% 2/10/2028[4]	6,036	5,049
7-Eleven, Inc. 1.80% 2/10/2031[4]	62,577	47,486
7-Eleven, Inc. 2.80% 2/10/2051[4]	8,505	4,808
Albertsons Companies, Inc. 3.50% 3/15/2029[4]	8,727	7,448
Altria Group, Inc. 4.40% 2/14/2026	7,928	7,699
Altria Group, Inc. 3.40% 5/6/2030	1,827	1,563
Altria Group, Inc. 2.45% 2/4/2032	530	400
Altria Group, Inc. 4.50% 5/2/2043	100	74
Altria Group, Inc. 3.875% 9/16/2046	3,136	2,060
Altria Group, Inc. 3.70% 2/4/2051	11,881	7,398
Anheuser-Busch Companies, LLC 4.70% 2/1/2036	17,560	16,105
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	7,692	6,709
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	2,000	1,894
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	46,001	44,619
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	2,455	2,186
Anheuser-Busch InBev Worldwide, Inc. 4.90% 1/23/2031	3,000	2,923
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039	10,000	9,672
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	1,194	1,010
Anheuser-Busch InBev Worldwide, Inc. 4.439% 10/6/2048	147	121
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,979	2,857
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050	10,169	8,508
BAT Capital Corp. 3.222% 8/15/2024	41,000	39,991
BAT Capital Corp. 3.215% 9/6/2026	8,750	8,121
BAT Capital Corp. 3.557% 8/15/2027	44,004	40,281
BAT Capital Corp. 2.259% 3/25/2028	17,526	14,834
BAT Capital Corp. 3.462% 9/6/2029	960	823
BAT Capital Corp. 6.343% 8/2/2030	38,099	37,546
BAT Capital Corp. 2.726% 3/25/2031	1,768	1,366
BAT Capital Corp. 4.742% 3/16/2032	17,000	14,992
BAT Capital Corp. 6.421% 8/2/2033	45,128	43,899
BAT Capital Corp. 4.39% 8/15/2037	29,384	22,507
BAT Capital Corp. 7.079% 8/2/2043	9,360	8,986
BAT Capital Corp. 4.54% 8/15/2047	19,978	13,767
BAT Capital Corp. 4.758% 9/6/2049	3,873	2,728
BAT Capital Corp. 3.984% 9/25/2050	18,976	11,927
BAT Capital Corp. 7.081% 8/2/2053	26,673	25,222
BAT International Finance PLC 3.95% 6/15/2025[4]	200	194
The Bond Fund of America — Page 56 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT International Finance PLC 1.668% 3/25/2026	USD17,162	$15,468
BAT International Finance PLC 4.448% 3/16/2028	18,500	17,260
Central Garden & Pet Co. 4.125% 10/15/2030	1,325	1,106
Conagra Brands, Inc. 4.30% 5/1/2024	22,027	21,801
Conagra Brands, Inc. 4.60% 11/1/2025	11,234	10,936
Conagra Brands, Inc. 1.375% 11/1/2027	3,559	2,980
Conagra Brands, Inc. 5.30% 11/1/2038	7,483	6,588
Conagra Brands, Inc. 5.40% 11/1/2048	6,403	5,439
Constellation Brands, Inc. 4.35% 5/9/2027	5,757	5,512
Constellation Brands, Inc. 3.60% 2/15/2028	1,650	1,519
Constellation Brands, Inc. 2.875% 5/1/2030	13,545	11,378
Constellation Brands, Inc. 2.25% 8/1/2031	5,951	4,641
Constellation Brands, Inc. 4.75% 5/9/2032	16,773	15,548
Constellation Brands, Inc. 4.90% 5/1/2033	19,120	17,757
Constellation Brands, Inc. 4.10% 2/15/2048	1,000	747
Coty, Inc. 4.75% 1/15/2029[4]	275	248
Coty, Inc. 6.625% 7/15/2030[4]	3,380	3,304
Darling Ingredients, Inc. 5.25% 4/15/2027[4]	6,000	5,723
Darling Ingredients, Inc. 6.00% 6/15/2030[4]	755	716
H.J. Heinz Co. 3.00% 6/1/2026	2,599	2,437
H.J. Heinz Co. 4.375% 6/1/2046	16,000	12,478
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	17,570	14,242
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	8,185	5,697
Indofood CBP Sukses Makmur Tbk PT 4.805% 4/27/2052	809	561
InRetail Consumer 3.25% 3/22/2028[4]	5,400	4,610
InRetail Consumer 3.25% 3/22/2028	2,000	1,707
JBS USA Lux SA 2.50% 1/15/2027	26,124	23,099
JBS USA Lux SA 3.00% 2/2/2029	22,321	18,749
JBS USA Lux SA 5.50% 1/15/2030	2,375	2,219
JBS USA Lux SA 3.625% 1/15/2032	10,401	8,290
JBS USA Lux SA 3.00% 5/15/2032	18,250	13,785
JBS USA Lux SA 5.75% 4/1/2033	13,933	12,760
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,028	1,006
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,557	2,207
Nestle Holdings, Inc. 1.875% 9/14/2031[4]	5,286	4,149
PepsiCo, Inc. 1.625% 5/1/2030	6,401	5,146
PepsiCo, Inc. 1.40% 2/25/2031	666	512
PepsiCo, Inc. 1.95% 10/21/2031	3,700	2,919
PepsiCo, Inc. 2.75% 10/21/2051	2,067	1,295
Philip Morris International, Inc. 1.50% 5/1/2025	274	257
Philip Morris International, Inc. 5.00% 11/17/2025	32,200	31,828
Philip Morris International, Inc. 4.875% 2/13/2026	17,505	17,222
Philip Morris International, Inc. 0.875% 5/1/2026	4,736	4,224
Philip Morris International, Inc. 5.125% 11/17/2027	16,175	15,848
Philip Morris International, Inc. 5.25% 9/7/2028	20,000	19,592
Philip Morris International, Inc. 3.375% 8/15/2029	780	688
Philip Morris International, Inc. 5.625% 11/17/2029	15,422	15,254
Philip Morris International, Inc. 5.125% 2/15/2030	6,873	6,595
Philip Morris International, Inc. 2.10% 5/1/2030	3,718	2,970
Philip Morris International, Inc. 5.50% 9/7/2030	32,600	31,716
Philip Morris International, Inc. 1.75% 11/1/2030	4,375	3,334
Philip Morris International, Inc. 5.75% 11/17/2032	27,560	26,915
Philip Morris International, Inc. 5.375% 2/15/2033	14,900	14,133
Philip Morris International, Inc. 4.125% 3/4/2043	3,788	2,859
The Bond Fund of America — Page 57 of 87

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 4.875% 11/15/2043	USD1,074	$896
Philip Morris International, Inc. 4.25% 11/10/2044	106	81
Procter & Gamble Co. 0.55% 10/29/2025	4,261	3,876
Procter & Gamble Co. 1.00% 4/23/2026	1,229	1,112
Procter & Gamble Co. 3.95% 1/26/2028	18,289	17,706
Procter & Gamble Co. 3.00% 3/25/2030	1,183	1,052
Procter & Gamble Co. 1.20% 10/29/2030	4,005	3,103
Reckitt Benckiser Treasury Services PLC 2.75% 6/26/2024[4]	4,305	4,207
Reynolds American, Inc. 4.45% 6/12/2025	3,478	3,381
Reynolds American, Inc. 4.75% 11/1/2042	2,500	1,863
Reynolds American, Inc. 5.85% 8/15/2045	2,260	1,874
Target Corp. 4.50% 9/15/2032	2,233	2,079
Target Corp. 4.80% 1/15/2053	9,038	7,739
Walmart, Inc. 4.10% 4/15/2033	20,000	18,304
Walmart, Inc. 4.50% 4/15/2053	6,020	5,187
		1,033,236
Real estate 0.86%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	231	221
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	100	93
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,980	1,658
American Tower Corp. 3.65% 3/15/2027	427	396
American Tower Corp. 2.70% 4/15/2031	5,000	3,970
Boston Properties, LP 2.90% 3/15/2030	5,103	4,044
Boston Properties, LP 3.25% 1/30/2031	2,475	1,949
Boston Properties, LP 2.55% 4/1/2032	10,663	7,706
Boston Properties, LP 2.45% 10/1/2033	9,609	6,567
Boston Properties, LP 6.50% 1/15/2034	77,692	74,135
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[4]	2,490	2,032
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031	2,000	1,632
Corporate Office Properties, LP 2.25% 3/15/2026	14,337	12,920
Corporate Office Properties, LP 2.00% 1/15/2029	6,408	5,024
Corporate Office Properties, LP 2.75% 4/15/2031	13,897	10,450
Corporate Office Properties, LP 2.90% 12/1/2033	5,754	4,042
Crown Castle, Inc. 5.00% 1/11/2028	33,013	31,920
Equinix, Inc. 2.625% 11/18/2024	32,830	31,599
Equinix, Inc. 1.25% 7/15/2025	9,870	9,083
Equinix, Inc. 1.45% 5/15/2026	5,950	5,316
Equinix, Inc. 2.90% 11/18/2026	14,009	12,872
Equinix, Inc. 1.80% 7/15/2027	2,871	2,481
Equinix, Inc. 1.55% 3/15/2028	7,130	5,950
Equinix, Inc. 2.00% 5/15/2028	1,318	1,113
Equinix, Inc. 3.20% 11/18/2029	17,775	15,235
Equinix, Inc. 2.15% 7/15/2030	12,149	9,552
Equinix, Inc. 2.50% 5/15/2031	15,654	12,233
Equinix, Inc. 3.90% 4/15/2032	933	798
Equinix, Inc. 3.00% 7/15/2050	739	437
Equinix, Inc. 2.95% 9/15/2051	400	230
Equinix, Inc. 3.40% 2/15/2052	3,120	1,978
Essex Portfolio, LP 3.875% 5/1/2024	5,500	5,423
FibraSOMA 4.375% 7/22/2031[4]	8,260	6,179
FibraSOMA 4.375% 7/22/2031	4,000	2,992
Forestar Group, Inc. 3.85% 5/15/2026[4]	3,815	3,469
Forestar Group, Inc. 5.00% 3/1/2028[4]	2,000	1,798
The Bond Fund of America — Page 58 of 87

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Howard Hughes Corp. (The) 5.375% 8/1/2028[4]	USD7,525	$6,639
Howard Hughes Corp. (The) 4.125% 2/1/2029[4]	1,925	1,542
Howard Hughes Corp. (The) 4.375% 2/1/2031[4]	6,265	4,815
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	4,513	3,779
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,088	806
Iron Mountain, Inc. 4.875% 9/15/2027[4]	1,605	1,482
Iron Mountain, Inc. 5.25% 3/15/2028[4]	12,959	11,996
Iron Mountain, Inc. 4.875% 9/15/2029[4]	8,367	7,343
Iron Mountain, Inc. 5.25% 7/15/2030[4]	7,950	6,955
Iron Mountain, Inc. 4.50% 2/15/2031[4]	8,750	7,207
Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,325	1,787
Kennedy-Wilson, Inc. 5.00% 3/1/2031	5,870	4,294
KRC Interim Corp. 2.70% 3/1/2024	16,980	16,727
KRC Interim Corp. 3.30% 2/1/2025	5,000	4,813
Prologis, LP 4.875% 6/15/2028	7,672	7,482
Prologis, LP 4.75% 6/15/2033	9,650	8,901
Prologis, LP 5.125% 1/15/2034	45,474	42,984
Prologis, LP 5.25% 6/15/2053	826	744
Public Storage Operating Co. 1.95% 11/9/2028	721	611
Public Storage Operating Co. 5.125% 1/15/2029	9,106	8,968
Public Storage Operating Co. 2.30% 5/1/2031	20,718	16,561
Public Storage Operating Co. 5.10% 8/1/2033	3,798	3,633
Scentre Group Trust 1 3.50% 2/12/2025[4]	5,950	5,741
Service Properties Trust 4.50% 3/15/2025	6,875	6,443
Service Properties Trust 3.95% 1/15/2028	100	78
Sun Communities Operating, LP 2.30% 11/1/2028	419	348
Sun Communities Operating, LP 2.70% 7/15/2031	5,671	4,370
Sun Communities Operating, LP 4.20% 4/15/2032	3,014	2,574
VICI Properties, LP 5.625% 5/1/2024[4]	3,885	3,864
VICI Properties, LP 3.50% 2/15/2025[4]	2,675	2,562
VICI Properties, LP 4.375% 5/15/2025	4,312	4,171
VICI Properties, LP 4.625% 6/15/2025[4]	3,475	3,359
VICI Properties, LP 4.25% 12/1/2026[4]	5,700	5,316
VICI Properties, LP 4.50% 1/15/2028[4]	6,770	6,185
VICI Properties, LP 4.75% 2/15/2028	27,430	25,684
VICI Properties, LP 3.875% 2/15/2029[4]	2,835	2,453
VICI Properties, LP 4.625% 12/1/2029[4]	715	635
VICI Properties, LP 4.95% 2/15/2030	27,015	24,753
VICI Properties, LP 4.125% 8/15/2030[4]	2,500	2,129
VICI Properties, LP 5.125% 5/15/2032	66,704	59,776
VICI Properties, LP 5.625% 5/15/2052	2,370	1,965
WEA Finance, LLC 3.75% 9/17/2024[4]	2,480	2,386
WEA Finance, LLC 3.50% 6/15/2029[4]	6,247	5,020
		637,378
Information technology 0.72%
Adobe, Inc. 1.90% 2/1/2025	647	618
Adobe, Inc. 2.30% 2/1/2030	6,009	5,061
Analog Devices, Inc. 1.70% 10/1/2028	4,539	3,830
Analog Devices, Inc. 2.10% 10/1/2031	16,080	12,707
Analog Devices, Inc. 2.80% 10/1/2041	2,973	1,987
Analog Devices, Inc. 2.95% 10/1/2051	18,184	11,369
Apple, Inc. 4.00% 5/10/2028	12,250	11,769
Apple, Inc. 3.25% 8/8/2029	1,318	1,204
The Bond Fund of America — Page 59 of 87

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Apple, Inc. 3.35% 8/8/2032	USD23,229	$20,503
Apple, Inc. 4.30% 5/10/2033	5,000	4,723
Apple, Inc. 2.375% 2/8/2041	4,625	3,095
Apple, Inc. 2.65% 2/8/2051	3,000	1,821
Apple, Inc. 2.70% 8/5/2051	4,500	2,744
Apple, Inc. 3.95% 8/8/2052	27,458	21,554
Apple, Inc. 4.85% 5/10/2053	22,516	20,643
Black Knight InfoServ, LLC 3.625% 9/1/2028[4]	3,200	2,876
Broadcom Corp. 3.625% 1/15/2024	270	268
Broadcom Corp. 3.875% 1/15/2027	6,802	6,393
Broadcom, Inc. 1.95% 2/15/2028[4]	373	318
Broadcom, Inc. 4.00% 4/15/2029[4]	6,598	5,958
Broadcom, Inc. 4.75% 4/15/2029	537	507
Broadcom, Inc. 4.15% 11/15/2030	10,372	9,191
Broadcom, Inc. 4.15% 4/15/2032[4]	12,295	10,677
Broadcom, Inc. 3.469% 4/15/2034[4]	31,678	24,893
Broadcom, Inc. 3.137% 11/15/2035[4]	2,092	1,526
Broadcom, Inc. 3.187% 11/15/2036[4]	7,093	5,096
Broadcom, Inc. 4.926% 5/15/2037[4]	54,461	46,969
Broadcom, Inc. 3.50% 2/15/2041[4]	4,709	3,275
Broadcom, Inc. 3.75% 2/15/2051[4]	3,180	2,128
CDW, LLC 4.125% 5/1/2025	5,275	5,103
Gartner, Inc. 4.50% 7/1/2028[4]	1,850	1,690
Hewlett Packard Enterprise Co. 5.90% 10/1/2024	5,000	4,997
Imola Merger Corp. 4.75% 5/15/2029[4]	2,500	2,193
Lenovo Group, Ltd. 3.421% 11/2/2030	4,000	3,264
Lenovo Group, Ltd. 6.536% 7/27/2032	3,000	2,974
Microsoft Corp. 2.40% 8/8/2026	21,100	19,609
Microsoft Corp. 3.30% 2/6/2027	18,325	17,396
NCR Atleos Escrow Corp. 9.50% 4/1/2029[4]	9,383	9,085
NCR Corp. 5.25% 10/1/2030[4]	7,250	6,255
Open Text Corp. 3.875% 2/15/2028[4]	6,500	5,684
Oracle Corp. 5.80% 11/10/2025	3,000	3,012
Oracle Corp. 3.60% 4/1/2050	61,046	39,523
Oracle Corp. 3.95% 3/25/2051	1,475	1,012
Oracle Corp. 5.55% 2/6/2053	4,325	3,793
Salesforce, Inc. 1.95% 7/15/2031	22,350	17,710
Salesforce, Inc. 2.70% 7/15/2041	1,504	1,020
Salesforce, Inc. 2.90% 7/15/2051	7,853	4,908
Salesforce, Inc. 3.05% 7/15/2061	4,060	2,431
ServiceNow, Inc. 1.40% 9/1/2030	84,151	64,655
SK hynix, Inc. 1.50% 1/19/2026[4]	19,275	17,324
SK hynix, Inc. 6.375% 1/17/2028	4,000	3,995
SK hynix, Inc. 2.375% 1/19/2031[4]	9,830	7,387
TSMC Global, Ltd. 0.75% 9/28/2025	10,000	9,086
TSMC Global, Ltd. 1.25% 4/23/2026	10,000	9,004
TSMC Global, Ltd. 1.00% 9/28/2027	10,000	8,429
TSMC Global, Ltd. 1.75% 4/23/2028	5,000	4,264
TSMC Global, Ltd. 2.25% 4/23/2031	11,000	8,807
Unisys Corp. 6.875% 11/1/2027[4]	1,700	1,275
Xerox Holdings Corp. 5.50% 8/15/2028[4]	6,000	5,053
		534,641
The Bond Fund of America — Page 60 of 87

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.63%	Principal amount (000)	Value (000)
Air Products and Chemicals, Inc. 2.70% 5/15/2040	USD11,472	$7,881
Alpek, SAB de CV 3.25% 2/25/2031[4]	5,000	3,929
ArcelorMittal SA 7.00% 10/15/2039	3,250	3,262
ArcelorMittal SA 6.75% 3/1/2041	2,780	2,655
Ardagh Packaging Finance PLC 5.25% 4/30/2025[4]	3,640	3,552
Ardagh Packaging Finance PLC 4.125% 8/15/2026[4]	2,500	2,288
Ball Corp. 4.00% 11/15/2023	6,000	5,978
Berry Plastics Corp. 4.875% 7/15/2026[4]	9,875	9,463
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	8,600	8,483
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	13,215	13,134
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	8,600	8,378
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	5,810	5,705
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	4,385	4,286
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	2,930	2,786
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	3,315	3,202
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	7,286	6,980
Braskem Netherlands Finance BV 4.50% 1/31/2030[4]	4,600	3,754
Braskem Netherlands Finance BV 4.50% 1/31/2030	4,000	3,264
Braskem Netherlands Finance BV 8.50% 1/12/2031[4]	1,235	1,225
Braskem Netherlands Finance BV 7.25% 2/13/2033[4]	4,765	4,395
Braskem Netherlands Finance BV 5.875% 1/31/2050[4]	4,000	2,885
Celanese US Holdings, LLC 6.165% 7/15/2027	19,250	18,992
Celanese US Holdings, LLC 6.35% 11/15/2028	3,501	3,459
Celanese US Holdings, LLC 6.33% 7/15/2029	2,583	2,534
Celanese US Holdings, LLC 6.55% 11/15/2030	3,301	3,232
Celanese US Holdings, LLC 6.379% 7/15/2032	15,962	15,397
Celanese US Holdings, LLC 6.70% 11/15/2033	7,324	7,135
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[4]	12,450	12,427
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[4]	4,175	3,641
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[4]	2,825	2,409
CROWN Americas, LLC 4.25% 9/30/2026	4,000	3,764
Dow Chemical Co. (The) 4.55% 11/30/2025	33	32
Dow Chemical Co. (The) 4.80% 11/30/2028	4,000	3,883
Dow Chemical Co. (The) 5.55% 11/30/2048	6,500	5,831
Dow Chemical Co. (The) 4.80% 5/15/2049	10,493	8,456
Dow Chemical Co. (The) 3.60% 11/15/2050	2,190	1,472
EIDP, Inc. 4.50% 5/15/2026	10,834	10,557
EIDP, Inc. 4.80% 5/15/2033	31,313	29,222
Freeport-McMoRan, Inc. 5.40% 11/14/2034	1,450	1,329
Freeport-McMoRan, Inc. 5.45% 3/15/2043	2,566	2,191
Fresnillo PLC 4.25% 10/2/2050[4]	9,516	6,662
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	6,000	4,757
GC Treasury Center Co., Ltd. 4.40% 3/30/2032	8,000	6,842
GC Treasury Center Co., Ltd. 4.30% 3/18/2051	4,268	2,797
GC Treasury Center Co., Ltd. 5.20% 3/30/2052	5,732	4,267
Graphic Packaging International, LLC 3.50% 3/15/2028[4]	8,000	7,029
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[4]	5,000	4,484
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[4]	10,026	8,334
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[4]	13,368	10,067
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[4]	9,022	5,663
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[4]	9,272	5,408
Linde, Inc. 4.70% 12/5/2025	7,500	7,414
Linde, Inc. 1.10% 8/10/2030	5,648	4,343
Linde, Inc. 2.00% 8/10/2050	5,829	2,973
The Bond Fund of America — Page 61 of 87

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Methanex Corp. 5.125% 10/15/2027	USD13,150	$12,145
Methanex Corp. 5.25% 12/15/2029	1,125	1,005
Methanex Corp. 5.65% 12/1/2044	1,000	810
Mineral Resources, Ltd. 8.00% 11/1/2027[4]	5,475	5,379
Mineral Resources, Ltd. 9.25% 10/1/2028[4]	7,085	7,165
Nova Chemicals Corp. 4.875% 6/1/2024[4]	2,000	1,967
Nova Chemicals Corp. 5.25% 6/1/2027[4]	7,500	6,502
Nova Chemicals Corp. 4.25% 5/15/2029[4]	5,535	4,313
Nutrien, Ltd. 5.90% 11/7/2024	577	576
Nutrien, Ltd. 4.90% 3/27/2028	4,011	3,877
Nutrien, Ltd. 4.20% 4/1/2029	500	463
Nutrien, Ltd. 5.00% 4/1/2049	3,850	3,171
Nutrien, Ltd. 5.80% 3/27/2053	1,029	948
OCI NV 6.70% 3/16/2033[4]	11,796	11,269
Olin Corp. 5.625% 8/1/2029	2,500	2,355
Orbia Advance Corp, SAB de CV 2.875% 5/11/2031	7,000	5,453
POSCO 2.75% 7/15/2024	4,000	3,894
POSCO 5.75% 1/17/2028[4]	5,195	5,166
POSCO 5.875% 1/17/2033[4]	630	629
PT Freeport Indonesia 4.763% 4/14/2027	5,000	4,771
PT Freeport Indonesia 5.315% 4/14/2032	7,000	6,362
Rio Tinto Finance (USA) PLC 5.00% 3/9/2033	3,100	2,979
Rio Tinto Finance (USA) PLC 5.125% 3/9/2053	3,300	3,012
Sherwin-Williams Co. 3.125% 6/1/2024	7,250	7,115
Sherwin-Williams Co. 3.45% 6/1/2027	2,862	2,666
Sherwin-Williams Co. 2.95% 8/15/2029	5,150	4,455
Sherwin-Williams Co. 2.20% 3/15/2032	1,383	1,060
Sherwin-Williams Co. 3.80% 8/15/2049	1,750	1,238
Sherwin-Williams Co. 3.30% 5/15/2050	1,700	1,084
Sherwin-Williams Co. 2.90% 3/15/2052	2,500	1,449
Silgan Holdings, Inc. 4.125% 2/1/2028	2,500	2,239
South32 Treasury, Ltd. 4.35% 4/14/2032[4]	7,496	6,329
Summit Materials, LLC 5.25% 1/15/2029[4]	4,160	3,781
Suzano Austria GmbH 3.75% 1/15/2031	6,660	5,480
Tronox, Inc. 4.625% 3/15/2029[4]	6,000	4,850
Westlake Corp. 5.00% 8/15/2046	5,265	4,218
Westlake Corp. 4.375% 11/15/2047	1,110	815
		465,478
Asset backed obligations 0.01%
SK On Co., Ltd. 5.375% 5/11/2026	9,000	8,939
Municipals 0.01%
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[4]	4,100	3,193
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[4]	3,180	2,318
HPHT Finance 19, Ltd. 2.875% 11/5/2024	2,000	1,934
		7,445
Total corporate bonds, notes & loans		23,183,376
The Bond Fund of America — Page 62 of 87

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 21.32% U.S. Treasury 19.48%	Principal amount (000)	Value (000)
U.S. Treasury 0.375% 10/31/2023	USD155,000	$154,419
U.S. Treasury 0.25% 11/15/2023	200,000	198,805
U.S. Treasury 2.125% 11/30/2023	1	1
U.S. Treasury 2.25% 12/31/2023	1	1
U.S. Treasury 0.875% 1/31/2024	19,719	19,429
U.S. Treasury 1.50% 2/29/2024	32,578	32,058
U.S. Treasury 2.375% 2/29/2024	17,639	17,421
U.S. Treasury 0.25% 3/15/2024	200	195
U.S. Treasury 2.125% 3/31/2024	105,265	103,567
U.S. Treasury 2.25% 3/31/2024	175,000	172,279
U.S. Treasury 0.375% 4/15/2024	995	968
U.S. Treasury 2.25% 4/30/2024	50,633	49,701
U.S. Treasury 0.25% 5/15/2024	62,489	60,507
U.S. Treasury 2.50% 5/15/2024	4,000	3,928
U.S. Treasury 2.00% 5/31/2024	344,583	336,816
U.S. Treasury 0.25% 6/15/2024	10,000	9,641
U.S. Treasury 1.75% 6/30/2024	40,000	38,909
U.S. Treasury 2.00% 6/30/2024	138,000	134,512
U.S. Treasury 0.375% 7/15/2024	76,700	73,713
U.S. Treasury 0.375% 8/15/2024	1,486	1,422
U.S. Treasury 3.25% 8/31/2024	50,830	49,821
U.S. Treasury 0.375% 9/15/2024	2,346	2,236
U.S. Treasury 2.125% 9/30/2024	8,000	7,745
U.S. Treasury 4.25% 9/30/2024	95,493	94,389
U.S. Treasury 0.625% 10/15/2024	959	913
U.S. Treasury 1.50% 11/30/2024	1,000	957
U.S. Treasury 2.125% 11/30/2024	58,860	56,710
U.S. Treasury 1.00% 12/15/2024	813	772
U.S. Treasury 2.25% 12/31/2024	3,000	2,889
U.S. Treasury 4.25% 12/31/2024	8,810	8,691
U.S. Treasury 4.125% 1/31/2025	100,000	98,466
U.S. Treasury 1.125% 2/28/2025	125,000	117,988
U.S. Treasury 2.75% 2/28/2025[13]	356,926	344,657
U.S. Treasury 4.625% 2/28/2025[13]	1,511,457	1,497,818
U.S. Treasury 2.625% 3/31/2025	100,126	96,346
U.S. Treasury 3.875% 3/31/2025	347,525	340,629
U.S. Treasury 3.875% 4/30/2025	140,255	137,395
U.S. Treasury 0.25% 5/31/2025	1,000	922
U.S. Treasury 2.875% 5/31/2025	186,366	179,530
U.S. Treasury 4.25% 5/31/2025	199,607	196,652
U.S. Treasury 4.625% 6/30/2025	48,597	48,182
U.S. Treasury 3.00% 7/15/2025	57,470	55,387
U.S. Treasury 4.75% 7/31/2025	5,439	5,403
U.S. Treasury 3.125% 8/15/2025	94,500	91,181
U.S. Treasury 5.00% 8/31/2025	118,850	118,618
U.S. Treasury 3.00% 9/30/2025	380	365
U.S. Treasury 3.00% 10/31/2025	26,469	25,419
U.S. Treasury 2.25% 11/15/2025	50,000	47,250
U.S. Treasury 4.50% 11/15/2025	76,376	75,576
U.S. Treasury 0.375% 11/30/2025	522,200	473,203
U.S. Treasury 4.00% 12/15/2025	160,001	156,688
U.S. Treasury 2.625% 12/31/2025	822	781
U.S. Treasury 3.875% 1/15/2026	10,870	10,614
U.S. Treasury 0.375% 1/31/2026	125,000	112,534
The Bond Fund of America — Page 63 of 87

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 2/15/2026	USD46,978	$45,985
U.S. Treasury 0.50% 2/28/2026	150	135
U.S. Treasury 4.625% 3/15/2026	1,770	1,758
U.S. Treasury 3.75% 4/15/2026	355	345
U.S. Treasury 3.625% 5/15/2026	18,304	17,743
U.S. Treasury 0.75% 5/31/2026	1,245	1,118
U.S. Treasury 4.50% 7/15/2026	42,375	41,983
U.S. Treasury 4.375% 8/15/2026	30,763	30,382
U.S. Treasury 0.75% 8/31/2026	38,676	34,447
U.S. Treasury 4.625% 9/15/2026	60,000	59,709
U.S. Treasury 0.875% 9/30/2026	4,857	4,335
U.S. Treasury 1.125% 10/31/2026	5,265	4,718
U.S. Treasury 2.00% 11/15/2026	15,600	14,352
U.S. Treasury 1.25% 11/30/2026	75,500	67,752
U.S. Treasury 1.625% 11/30/2026	— [2]	— [2]
U.S. Treasury 2.25% 2/15/2027	3,000	2,769
U.S. Treasury 1.875% 2/28/2027	95,500	86,935
U.S. Treasury 0.50% 4/30/2027	40,000	34,494
U.S. Treasury 2.75% 4/30/2027	76,100	71,165
U.S. Treasury 2.375% 5/15/2027	14,700	13,560
U.S. Treasury 0.50% 5/31/2027	16,000	13,752
U.S. Treasury 2.625% 5/31/2027	328,902	305,828
U.S. Treasury 0.50% 6/30/2027	6,000	5,141
U.S. Treasury 0.375% 7/31/2027	18,600	15,804
U.S. Treasury 2.75% 7/31/2027	164,000	152,796
U.S. Treasury 0.50% 8/31/2027	28,519	24,278
U.S. Treasury 4.125% 10/31/2027	22,500	22,026
U.S. Treasury 3.875% 11/30/2027	73,500	71,262
U.S. Treasury 3.875% 12/31/2027	112,100	108,680
U.S. Treasury 0.75% 1/31/2028	6,000	5,089
U.S. Treasury 3.50% 1/31/2028	11,709	11,179
U.S. Treasury 2.75% 2/15/2028	17,398	16,094
U.S. Treasury 1.125% 2/29/2028	23,306	20,057
U.S. Treasury 4.00% 2/29/2028	122,298	119,156
U.S. Treasury 1.25% 3/31/2028	75,580	65,246
U.S. Treasury 3.625% 3/31/2028	4,054	3,887
U.S. Treasury 2.875% 5/15/2028	16,027	14,853
U.S. Treasury 1.25% 5/31/2028	11,954	10,269
U.S. Treasury 3.625% 5/31/2028	4,335	4,156
U.S. Treasury 1.25% 6/30/2028	42,000	35,978
U.S. Treasury 4.00% 6/30/2028	10,152	9,882
U.S. Treasury 4.125% 7/31/2028	285,000	278,837
U.S. Treasury 2.875% 8/15/2028	3,760	3,472
U.S. Treasury 1.125% 8/31/2028	104,431	88,454
U.S. Treasury 4.375% 8/31/2028	132,429	131,117
U.S. Treasury 5.25% 11/15/2028	42,000	43,135
U.S. Treasury 1.50% 11/30/2028	36,458	31,250
U.S. Treasury 1.75% 1/31/2029	51,932	44,897
U.S. Treasury 2.875% 4/30/2029	283,760	259,142
U.S. Treasury 2.375% 5/15/2029	30,000	26,666
U.S. Treasury 1.625% 8/15/2029	398	338
U.S. Treasury 3.875% 9/30/2029	65,000	62,362
U.S. Treasury 3.875% 12/31/2029[13]	2,039,618	1,954,049
U.S. Treasury 3.50% 1/31/2030	100,000	93,749
The Bond Fund of America — Page 64 of 87

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2/15/2030	USD40,500	$33,589
U.S. Treasury 3.625% 3/31/2030	17,124	16,156
U.S. Treasury 3.75% 5/31/2030	264,000	250,692
U.S. Treasury 4.00% 7/31/2030	15,360	14,796
U.S. Treasury 4.125% 8/31/2030	2,445	2,373
U.S. Treasury 1.625% 5/15/2031	47,450	38,531
U.S. Treasury 1.25% 8/15/2031	20,972	16,393
U.S. Treasury 1.375% 11/15/2031	1,027	805
U.S. Treasury 1.875% 2/15/2032	25,000	20,309
U.S. Treasury 2.875% 5/15/2032	7,665	6,729
U.S. Treasury 2.75% 8/15/2032	27,904	24,164
U.S. Treasury 4.125% 11/15/2032	3,914	3,775
U.S. Treasury 3.50% 2/15/2033	2,117	1,943
U.S. Treasury 3.375% 5/15/2033	150,000	136,047
U.S. Treasury 3.875% 8/15/2033	33,947	32,072
U.S. Treasury 4.25% 5/15/2039	32,154	30,295
U.S. Treasury 4.50% 8/15/2039[13]	148,505	143,700
U.S. Treasury 4.625% 2/15/2040	14,600	14,291
U.S. Treasury 1.125% 5/15/2040	38,625	22,168
U.S. Treasury 1.125% 8/15/2040	35,000	19,888
U.S. Treasury 1.375% 11/15/2040	30,124	17,815
U.S. Treasury 1.875% 2/15/2041	330,839	213,301
U.S. Treasury 1.75% 8/15/2041	50,819	31,632
U.S. Treasury 2.00% 11/15/2041	17,595	11,411
U.S. Treasury 3.125% 11/15/2041	300	236
U.S. Treasury 2.375% 2/15/2042[13]	257,616	177,909
U.S. Treasury 3.00% 5/15/2042	24,008	18,365
U.S. Treasury 3.25% 5/15/2042	51,187	40,775
U.S. Treasury 2.75% 8/15/2042	7,000	5,125
U.S. Treasury 4.00% 11/15/2042	12,083	10,718
U.S. Treasury 3.875% 2/15/2043	19,000	16,525
U.S. Treasury 2.875% 5/15/2043	23,810	17,635
U.S. Treasury 3.875% 5/15/2043	43,820	38,090
U.S. Treasury 3.625% 8/15/2043[13]	90,000	75,164
U.S. Treasury 4.375% 8/15/2043	5,383	5,022
U.S. Treasury 3.375% 5/15/2044	38,700	30,861
U.S. Treasury 2.50% 2/15/2045	51,000	34,608
U.S. Treasury 3.00% 5/15/2045	1,460	1,083
U.S. Treasury 3.00% 11/15/2045	10,552	7,797
U.S. Treasury 2.50% 2/15/2046	47,967	32,151
U.S. Treasury 2.50% 5/15/2046	18,730	12,532
U.S. Treasury 2.25% 8/15/2046	4,500	2,850
U.S. Treasury 2.875% 11/15/2046	9,369	6,721
U.S. Treasury 3.00% 2/15/2047	39,950	29,302
U.S. Treasury 3.00% 5/15/2047	26,000	19,054
U.S. Treasury 2.75% 8/15/2047	500	349
U.S. Treasury 2.75% 11/15/2047	5,300	3,690
U.S. Treasury 3.00% 2/15/2048[13]	140,821	102,931
U.S. Treasury 3.125% 5/15/2048	16,150	12,083
U.S. Treasury 3.375% 11/15/2048	4,545	3,561
U.S. Treasury 3.00% 2/15/2049	123,341	90,195
U.S. Treasury 2.875% 5/15/2049[13]	169,149	120,541
U.S. Treasury 2.25% 8/15/2049	131,423	81,728
U.S. Treasury 2.375% 11/15/2049	81,108	51,848
The Bond Fund of America — Page 65 of 87

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2/15/2050	USD51,200	$29,834
U.S. Treasury 1.25% 5/15/2050[13]	209,788	98,837
U.S. Treasury 1.375% 8/15/2050[13]	502,790	245,040
U.S. Treasury 1.625% 11/15/2050	243,175	127,331
U.S. Treasury 1.875% 2/15/2051	46,906	26,252
U.S. Treasury 2.375% 5/15/2051	68,648	43,525
U.S. Treasury 2.00% 8/15/2051	157,105	90,605
U.S. Treasury 1.875% 11/15/2051	104,285	58,057
U.S. Treasury 2.25% 2/15/2052[13]	203,900	124,956
U.S. Treasury 2.875% 5/15/2052[13]	221,200	156,633
U.S. Treasury 4.00% 11/15/2052	82,062	72,711
U.S. Treasury 3.625% 2/15/2053	8,000	6,609
U.S. Treasury 3.625% 5/15/2053	928,421	768,570
U.S. Treasury 4.125% 8/15/2053	42,500	38,576
		14,491,445
U.S. Treasury inflation-protected securities 1.84%
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[14]	144,338	143,024
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[14]	54,725	53,793
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[14]	581,415	568,312
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[14]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[14]	155,160	148,106
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[14]	9,208	8,820
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[14]	8,104	7,683
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[14]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[14]	106,133	99,196
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[14]	— [2]	1
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[14]	196,514	180,431
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[14]	103,668	100,667
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[14]	47,064	41,052
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[14]	117	65
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[14]	22,957	18,956
		1,370,106
Total U.S. Treasury bonds & notes		15,861,551
Asset-backed obligations 5.27%
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[1,4]	133	133
ACHV ABS Trust, Series 2023-2PL, Class A, 6.42% 5/20/2030[1,4]	1,662	1,663
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,4]	1,327	1,328
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[1,4]	1,011	1,012
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,4]	1,787	1,796
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,4]	3,601	3,485
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,4]	2,679	2,663
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.654% 4/21/2031[1,3,4]	66,021	65,696
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 7.334% 4/21/2031[1,3,4]	5,000	4,993
AGL CLO, Ltd., Series 2021-13, Class D, (3-month USD CME Term SOFR + 3.412%) 8.738% 10/20/2034[1,3,4]	350	334
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.076% 7/25/2036[1,3,4]	22,438	22,545
American Credit Acceptance Receivables Trust, Series 2022-3, Class A, 4.12% 2/13/2026[1,4]	1,372	1,370
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39% 3/13/2026[1,4]	352	350
The Bond Fund of America — Page 66 of 87

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[1,4]	USD274	$274
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[1,4]	2,376	2,361
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[1,4]	6,926	6,908
American Credit Acceptance Receivables Trust, Series 2023-3, Class A, 6.00% 3/12/2027[1,4]	2,327	2,326
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[1,4]	695	690
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[1,4]	2,226	2,164
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[1,4]	5,543	5,476
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[1,4]	4,780	4,542
American Express Credit Account Master Trust, Series 2023-2, Class A, 4.80% 5/15/2030[1]	23,956	23,505
American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15% 9/16/2030[1]	16,546	16,474
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[1,4]	13,010	12,704
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,4]	31,211	29,909
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,4]	8,478	8,197
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	9,709	9,706
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[1]	6,085	5,788
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[1]	6,765	6,225
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	15,943	14,411
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[1]	9,883	9,895
Apex Credit CLO, LLC, Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.71%) 8.056% 4/22/2033[1,3,4]	900	886
Apidos CLO, Ltd., Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 11.086% 1/20/2036[1,3,4]	750	759
Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 10.186% 4/26/2036[1,3,4]	1,700	1,706
Ares CLO, Ltd., Series 2022-65A, Class A2, (3-month USD CME Term SOFR + 1.75%) 7.101% 7/25/2034[1,3,4]	18,000	17,882
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[1,4]	34,200	34,031
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[1,4]	9,000	8,574
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[1,4]	10,160	9,939
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[1,4]	6,460	6,153
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,4]	21,862	20,504
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,4]	20,845	19,045
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,4]	1,798	1,664
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,4]	3,581	3,353
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,4]	7,921	7,907
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,4]	22,390	19,784
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,4]	3,398	2,982
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,4]	1,211	1,056
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,4]	5,000	4,343
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[1,4]	4,434	4,330
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[1,4]	8,782	8,637
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,4]	49,213	48,806
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[1,4]	8,202	7,946
The Bond Fund of America — Page 67 of 87

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[1,4]	USD12,830	$12,512
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,4]	38,230	37,705
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[1]	1,020	1,010
Bain Capital Credit CLO, Ltd., Series 2020-2, Class AR, (3-month USD CME Term SOFR + 1.432%) 6.752% 7/19/2034[1,3,4]	3,470	3,447
Bain Capital Credit CLO, Ltd., Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.96%) 7.271% 7/16/2035[1,3,4]	5,000	5,018
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 10.621% 7/24/2036[1,3,4]	500	501
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.641% 11/20/2030[1,3,4]	10,468	10,446
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,4]	136	134
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,4]	4,310	4,106
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,4]	835	779
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,4]	914	808
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,4]	635	611
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,4]	1,533	1,366
Battalion CLO, Ltd., Series 2022-23A, Class A, (3-month USD CME Term SOFR + 1.44%) 6.751% 5/19/2036[1,3,4]	8,000	7,876
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.489% 7/20/2035[1,3,4]	3,703	3,702
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,4]	17,945	15,350
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,4]	2,435	2,038
BlueMountain CLO, Ltd., Series 2015-3, Class CR, (3-month USD CME Term SOFR + 2.862%) 8.188% 4/20/2031[1,3,4]	250	220
BlueMountain CLO, Ltd., Series 2022-35A, Class A, (3-month USD CME Term SOFR + 1.55%) 6.896% 7/22/2035[1,3,4]	3,000	2,980
Carlyle Global Market Strategies, Series 2021-6A, Class A1, (3-month USD CME Term SOFR + 1.422%) 6.73% 7/15/2034[1,3,4]	250	248
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[1]	564	563
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	5,957	5,941
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]	580	536
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]	568	524
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[1]	547	543
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,4]	2,686	2,692
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,4]	1,939	1,933
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	1,198	1,134
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[1]	3,896	3,587
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,4]	1,210	1,198
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,4]	88,470	75,038
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,4]	14,266	11,673
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,4]	3,715	2,911
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,4]	3,057	2,777
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,4]	75,716	68,839
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,4]	15,682	13,167
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,4]	9,080	7,988
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,4]	989	778
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,4]	65,670	57,725
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,4]	5,694	4,884
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,4]	99,103	96,530
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,4]	43,496	42,073
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,4]	2,319	2,319
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CIFC Funding, Ltd., CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.70%) 7.011% 7/16/2035[1,3,4]	USD10,000	$9,936
CIFC Funding, Ltd., CLO, Series 2022-4, Class B, (3-month USD CME Term SOFR + 2.00%) 7.311% 7/16/2035[1,3,4]	10,000	9,899
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,4]	11,631	11,634
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,4]	5,676	5,683
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,4]	463	405
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,4]	859	752
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,4]	6,159	5,337
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,4]	1,199	1,037
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,4]	2,129	1,851
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,4]	10,343	8,849
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,4]	1,112	938
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[1,4]	741	739
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[1,4]	147	147
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,4]	4,914	4,872
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,4]	3,833	3,837
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,4]	1,102	1,090
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,4]	1,569	1,521
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,4]	7,932	7,920
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[1,4]	13,609	13,331
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,4]	18,032	17,433
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,4]	2,352	2,303
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[1,4]	3,525	3,475
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[1,4]	3,866	3,845
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[1,4]	7,572	7,523
CPS Auto Trust, Series 2023-C, Class D, 6.77% 10/15/2029[1,4]	3,489	3,461
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,4]	4,052	3,963
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD CME Term SOFR + 2.612%) 7.92% 10/15/2031[1,3,4]	2,000	1,977
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.294%) 5.627% 7/15/2035[1,3]	612	575
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.587% 1/15/2037[1,3]	1,053	948
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 5.597% 2/15/2037[1,3]	1,551	1,443
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.246% 10/15/2036[1,3,4]	3,333	3,333
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 7.796% 10/15/2036[1,3,4]	4,286	4,286
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[1]	59,645	58,104
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[1]	2,597	2,594
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[1]	5,614	5,549
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 5/15/2028[1]	8,392	8,267
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	12,158	11,510
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[1,4]	691	689
DriveTime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 3/16/2026[1,4]	401	399
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[1,4]	1,585	1,559
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[1,4]	52	51
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[1,4]	1,501	1,474
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,4]	1,242	1,165
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[1,4]	196	195
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,4]	3,693	3,612
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,4]	2,495	2,333
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[1,4]	1,989	1,983
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,4]	4,284	4,278
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[1,4]	4,052	4,058
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,4]	USD2,681	$2,633
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[1,4]	8,340	8,233
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,4]	5,863	5,844
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,4]	6,061	6,076
Dryden Senior Loan Fund, CLO, Series 2014-36, Class AR3, (3-month USD CME Term SOFR + 1.282%) 6.59% 4/15/2029[1,3,4]	4,137	4,131
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.54% 4/15/2031[1,3,4]	19,523	19,455
Dryden Senior Loan Fund, CLO, Series 2018-60A, Class A, (3-month USD CME Term SOFR + 1.312%) 6.62% 7/15/2031[1,3,4]	1,450	1,448
Dryden Senior Loan Fund, CLO, Series 2022-94A, Class A, (3-month USD CME Term SOFR + 1.44%) 6.751% 7/15/2037[1,3,4]	1,000	990
Eaton Vance CDO, Ltd., CLO, Series 2020-2A, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.72% 1/15/2035[1,3,4]	1,100	1,092
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,4]	1,084	939
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 7.015% 7/17/2033[1,3,4]	11,500	11,503
Elmwood CLO X, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.302%) 6.628% 10/20/2034[1,3,4]	2,000	1,988
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,4]	5,938	5,688
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,4]	8,136	7,968
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,4]	5,430	5,415
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[1,4]	1,746	1,739
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[1]	1,119	1,119
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[1,4]	4,196	4,164
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58% 9/15/2025[1,4]	5,715	5,628
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[1]	1,459	1,459
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[1]	1,074	1,072
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[1]	334	334
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[1,4]	2,582	2,536
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,4]	1,414	1,407
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[1]	783	781
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[1]	6,680	6,571
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[1]	2,463	2,420
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]	552	551
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[1]	19,635	19,458
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	3,744	3,707
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	16,131	14,996
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	2,928	2,911
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	1,705	1,700
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[1]	6,335	6,297
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	3,075	3,059
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	7,739	7,379
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[1]	6,194	6,070
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[1]	1,913	1,968
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	5,584	5,574
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	3,227	3,211
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,4]	1,150	1,168
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 3/15/2027[1,4]	1,559	1,542
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,4]	950	891
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[1]	8,282	8,126
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]	5,548	5,551
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,4]	29,168	26,477
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,4]	4,136	3,661
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,4]	8,678	8,137
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,4]	2,768	2,752
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,4]	2,211	2,197
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,4]	USD3,215	$3,197
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,4]	1,800	1,781
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[1]	1,244	1,232
Ford Credit Auto Lease Trust, Series 2023-A, Class A4, 4.83% 5/15/2026[1]	1,108	1,093
Ford Credit Auto Owner Trust, Series 2019-2, Class A, 3.06% 4/15/2026[1]	10,000	9,845
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[1,4]	13,729	13,635
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,4]	19,385	18,714
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,4]	68,237	64,718
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,4]	21,970	19,729
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,4]	15,800	15,325
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,4]	100,669	99,300
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,4]	25,883	25,432
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class C1, (3-month USD CME Term SOFR + 4.45%) 9.76% 10/18/2033[1,3,4]	2,000	2,004
Galaxy CLO, Ltd., Series 2017-23, Class AR, (3-month USD CME Term SOFR + 1.132%) 6.477% 4/24/2029[1,3,4]	3,028	3,017
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,4]	1,276	1,114
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,4]	648	574
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,4]	6,487	5,492
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,4]	219	178
Generate CLO, Ltd., Series 4A, Class A1R, (3-month USD CME Term SOFR + 1.352%) 6.678% 4/20/2032[1,3,4]	974	970
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,4]	7,218	6,641
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,4]	1,042	936
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,4]	49,010	42,215
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,4]	34,952	30,362
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,4]	2,830	2,400
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,4]	6,409	6,386
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,4]	10,153	10,122
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,4]	3,969	3,954
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,4]	3,589	3,550
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 5/18/2026[1]	3,700	3,534
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	3,983	3,970
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	711	708
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,4]	35,338	34,759
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,4]	42,166	42,521
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,4]	6,944	6,866
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.642% 1/18/2031[1,3,4]	8,269	8,260
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, ((3-month USD CME Term SOFR + 2.60%) + 2.30%) 7.868% 4/15/2034[1,3,4]	500	488
Guggenheim 1828 CLO, LLC, Series 2016-1A, Class A1S1, (3-month USD CME Term SOFR + 1.492%) 6.80% 10/15/2031[1,3,4]	747	745
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 11.258% 1/15/2035[1,3,4]	1,000	979
Gulf Stream Meridian 1, Ltd., CLO, Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.462%) 6.77% 7/15/2034[1,3,4]	3,000	2,974
Halcyon Loan Advisors Funding, Ltd., Series 2018-2, Class C, (3-month USD CME Term SOFR + 3.662%) 9.007% 1/22/2031[1,3,4]	714	643
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 6.688% 7/20/2031[1,3,4]	2,831	2,821
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD CME Term SOFR + 0.314%) 5.647% 9/15/2041[1,3,4]	295	284
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,4,7]	50,483	50,483
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,4]	52,896	50,227
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,4]	6,931	6,571
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,4]	3,902	3,699
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,4]	USD38,456	$36,062
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[1,4]	2,237	2,087
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,4]	943	880
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,4]	17,787	17,066
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,4]	77,440	68,048
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,4]	6,275	5,509
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,4]	3,138	2,735
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,4]	5,024	5,004
Hertz Vehicle Financing, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,4]	2,352	2,340
Hertz Vehicle Financing, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,4]	2,817	2,802
Hertz Vehicle Financing, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,4]	4,162	4,141
Hertz Vehicle Financing, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,4]	8,361	7,242
Hertz Vehicle Financing, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[1,4]	6,271	5,706
Hertz Vehicle Financing, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,4]	3,231	3,195
Hertz Vehicle Financing, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,4]	2,055	2,062
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD CME Term SOFR + 1.045%) 6.364% 1/25/2035[1,3]	159	158
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	1,426	1,412
HPS Loan Management 6-2015, Ltd., Series 6A-2015, Class A1R, (3-month USD CME Term SOFR + 1.262%) 6.631% 2/5/2031[1,3,4]	5,800	5,787
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.005% 7/20/2035[1,3,4]	17,438	17,470
KKR Financial CLO, Ltd., Series 22-43, Class D, (3-month USD CME Term SOFR + 6.12%) 11.428% 7/15/2034[1,3,4]	1,180	1,184
KKR Financial CLO, Ltd., Series 22-42A, Class B, (3-month USD CME Term SOFR + 2.05%) 7.376% 7/20/2034[1,3,4]	15,000	14,992
KKR Static CLO I, Ltd., Series 2021-1A, Class C, (3-month USD CME Term SOFR + 3.40%) 8.726% 7/20/2031[1,3,4]	3,000	3,033
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,4]	3,574	3,512
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,4]	7,469	7,452
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,4]	1,804	1,726
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,4]	5,129	5,092
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,4]	6,324	6,274
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,4]	6,189	6,175
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,4]	2,901	2,868
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,4]	927	919
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,4]	21,187	20,950
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,4]	4,473	4,387
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,4]	6,005	5,996
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,4]	9,891	9,661
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,4]	5,058	5,044
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,4]	4,131	4,107
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,4]	981	984
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,4]	3,430	3,419
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,4]	895	876
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 6.722% 4/19/2034[1,3,4]	250	248
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.595% 7/21/2030[1,3,4]	4,924	4,911
Madison Park Funding, Ltd., CLO, Series 2020-45A, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.69% 7/15/2034[1,3,4]	500	497
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.72% 4/15/2029[1,3,4]	2,307	2,305
MidOcean Credit CLO, Series 2018-9, Class D, (3-month USD CME Term SOFR + 3.562%) 8.888% 7/20/2031[1,3,4]	2,500	2,237
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7,11]	6,581	6,570
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7,11]	1,050	1,048
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,4]	USD22,893	$22,717
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,4]	5,210	4,511
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,4]	4,990	4,302
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,4]	25,824	21,962
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,4]	9,715	8,140
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,4]	3,239	2,703
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,4]	5,949	5,028
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,4]	22,558	19,659
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,4]	2,518	2,256
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,4]	28,530	25,449
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,4]	63,856	56,919
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.179% 4/20/2062[1,3,4]	18,629	18,330
Neuberger Berman CLO, Ltd., Series 2018-29, Class C, (3-month USD CME Term SOFR + 2.412%) 7.732% 10/19/2031[1,3,4]	1,000	993
Neuberger Berman CLO, Ltd., Series 2022-49A, Class A, (3-month USD CME Term SOFR + 1.42%) 1.42% 7/25/2034[1,3,4]	2,100	2,087
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,4]	305,300	263,676
Newark BSL CLO 1, Ltd., Series 2016-1A, Class A1R, (3-month USD CME Term SOFR + 1.362%) 6.719% 12/21/2029[1,3,4]	1,083	1,081
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.583% 7/25/2030[1,3,4]	2,014	2,002
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[1]	1,074	1,063
Northwoods Capital, Ltd., CLO, Series 2018-11B, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.682% 4/19/2031[1,3,4]	2,440	2,430
Northwoods Capital, Ltd., CLO, Series 2018-17, Class D, (3-month USD CME Term SOFR + 3.112%) 8.457% 4/22/2031[1,3,4]	1,838	1,650
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.326% 1/20/2035[1,3,4]	19,600	19,676
Ocean Trails CLO, Series 2023-14, Class B1, (3-month USD CME Term SOFR + 2.75%) 8.076% 1/20/2035[1,3,4]	500	504
Ocean Trails CLO, Series 2022-12A, Class A2, (3-month USD CME Term SOFR + 1.80%) 7.126% 7/20/2035[1,3,4]	8,000	7,881
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.688% 7/20/2031[1,3,4]	10,250	10,225
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.543% 4/10/2033[1,3,4]	2,000	1,991
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 10.597% 7/16/2036[1,3,4]	500	509
Octagon 64, Ltd., CLO, Series 2022-1A, Class B1, (3-month USD CME Term SOFR + 2.10%) 7.434% 7/21/2037[1,3,4]	1,000	1,000
Octagon Investment Partners 48, Ltd., CLO, Series 2020-3, Class DR, (3-month USD CME Term SOFR + 3.362%) 8.688% 10/20/2034[1,3,4]	250	235
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,4]	15,641	15,068
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,4]	700	670
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,4]	3,260	3,134
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,4]	10,824	9,890
Palmer Square Loan Funding, CLO, Series 2022-2A, Class A1, (3-month USD CME Term SOFR + 1.27%) 6.578% 10/15/2030[1,3,4]	350	347
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD CME Term SOFR + 1.262%) 6.653% 11/25/2028[1,3,4]	3,686	3,688
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.488% 4/20/2029[1,3,4]	1,266	1,260
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.441% 5/20/2029[1,3,4]	504	501
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.388% 7/20/2029[1,3,4]	3,084	3,070
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.37% 10/15/2029[1,3,4]	8,638	8,599
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.97% 10/15/2029[1,3,4]	856	844
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.361% 4/15/2030[1,3,4]	USD9,833	$9,779
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 7.131% 4/15/2031[1,3,4]	4,244	4,244
Palmer Square Loan Funding, CLO, Series 2018-2, Class A1A, (3-month USD CME Term SOFR + 1.362%) 6.673% 7/16/2031[1,3,4]	5,000	4,987
Palmer Square Loan Funding, CLO, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.70%) 6.812% 7/20/2031[1,3,4]	12,000	12,008
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.096% 7/24/2031[1,3,4]	4,300	4,302
Parallel, Ltd., Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.482%) 6.808% 7/20/2034[1,3,4]	5,000	4,957
Park Blue CLO, Ltd., Series 2022-1, Class A1, (3-month USD CME Term SOFR + 2.45%) 7.776% 10/20/2034[1,3,4]	1,500	1,510
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/2026[1,4]	35,117	33,500
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,4]	11,570	11,222
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,4]	862	840
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.463% 8/16/2027[1,3,4]	10,757	10,787
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,4]	12,000	11,994
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,4]	35,047	34,611
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,4]	6,434	6,390
Pikes Peak CLO, Series 2022-11, Class A2, (3-month USD CME Term SOFR + 2.20%) 7.551% 7/25/2034[1,3,4]	7,000	7,010
Post CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.462%) 6.77% 10/15/2034[1,3,4]	3,050	3,019
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.776% 1/20/2031[1,3,4]	2,293	2,296
PPM CLO, Ltd., Series 2022-6, Class C, (3-month USD CME Term SOFR + 4.50%) 9.826% 1/20/2031[1,3,4]	2,000	2,018
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[1,4]	2,089	2,080
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,4]	2,894	2,890
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.684% 7/25/2051[1,3,4]	2,057	2,038
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,4]	4,184	4,195
Regatta VI Funding, Ltd., CLO, Series 2016-1, Class AR2, (3-month USD CME Term SOFR + 1.422%) 6.748% 4/20/2034[1,3,4]	3,000	2,985
Regatta XXII Funding, Ltd., Series 2022-2A, Class A, (3-month USD CME Term SOFR + 1.54%) 6.866% 7/20/2035[1,3,4]	3,000	2,967
Regatta XXII Funding, Ltd., Series 2022-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 7.826% 7/20/2035[1,3,4]	3,500	3,531
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,4]	4,913	4,835
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD CME Term SOFR + 0.244%) 5.564% 5/25/2036[1,3]	20	20
RIN, Ltd., CLO, Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.562%) 6.888% 4/20/2033[1,3,4]	6,000	5,960
Rockford Tower CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.10%) 7.426% 7/20/2035[1,3,4]	10,000	9,855
RRAM, CLO, Series 2022-24, Class A1, (3-month USD CME Term SOFR + 2.40%) 7.708% 1/15/2032[1,3,4]	3,657	3,672
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[1]	3,950	3,938
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[1]	1,314	1,314
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[1]	3,255	3,254
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[1]	1,331	1,329
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[1]	6,117	6,064
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[1]	122	121
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[1]	3,971	3,885
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	6,249	6,131
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	557	555
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[1]	4,737	4,648
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	11,111	10,571
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[1]	6,362	6,266
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	7,003	6,575
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[1]	USD12,738	$12,678
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	1,309	1,303
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]	5,650	5,555
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]	5,490	5,483
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[1]	7,609	7,545
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	5,663	5,507
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]	4,624	4,508
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	4,957	4,944
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]	3,968	3,876
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[1]	5,960	5,882
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	2,368	2,388
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,4]	14,979	14,961
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,4]	4,569	4,523
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,4]	2,641	2,609
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[1,4]	2,244	2,208
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[1,4]	3,578	3,508
Signal Peak CLO, LLC, Series 2015-1, (3-month USD CME Term SOFR + 1.242%) 6.568% 4/20/2029[1,3,4]	919	916
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,4]	15,465	13,182
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,4]	2,847	2,383
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,4]	4,067	4,012
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.854% 11/15/2052[1,3,4]	3,155	3,165
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,4]	4,526	3,873
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,4]	12,315	10,579
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.65% 4/15/2030[1,3,4]	1,675	1,669
Sound Point CLO, Ltd., Series 2020-3, Class D, (3-month USD CME Term SOFR + 3.912%) 9.263% 1/25/2032[1,3,4]	2,500	2,402
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,4]	17,177	15,422
Steele Creek CLO, Ltd., Series 2019-2, Class D, (3-month USD CME Term SOFR + 4.612%) 9.92% 7/15/2032[1,3,4]	3,000	2,801
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,4]	1,831	1,484
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,4]	4,120	3,740
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,4]	5,485	4,891
Stratus Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.062%) 6.388% 12/29/2029[1,3,4]	297	295
Stratus Static CLO, Ltd., Series 2022-1, Class A, (3-month USD CME Term SOFR + 1.75%) 7.076% 7/20/2030[1,3,4]	8,835	8,835
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.476% 10/20/2031[1,3,4]	12,501	12,528
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 8.376% 10/20/2031[1,3,4]	11,033	11,073
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,4]	10,751	9,849
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 4/20/2035[1,3,4]	23,500	23,565
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 10.889% 10/20/2036[1,3,4]	2,000	2,005
Symphony CLO, Ltd., Series 2023-39, Class B, (3-month USD CME Term SOFR + 2.30%) 7.70% 4/25/2034[1,3,4]	3,000	3,004
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.443% 10/25/2029[1,3,4]	1,944	1,932
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	42,659	42,624
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,4]	5,229	4,601
TCW Gem, Ltd., CLO, Series 2020-1, Class DRR, (3-month USD CME Term SOFR + 3.662%) 8.988% 4/20/2034[1,3,4]	750	712
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,4]	12,311	11,197
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,4]	4,952	4,639
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,4]	2,878	2,527
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,4]	25,878	22,140
TICP CLO, Ltd., Series 2019-14, Class A1R, (3-month USD CME Term SOFR + 1.342%) 6.668% 10/20/2032[1,3,4]	1,000	992
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,4]	1,403	1,240
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[1,4]	7,250	7,093
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,4]	5,335	4,956
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,3,4]	USD27,912	$25,011
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,4]	39,268	38,405
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]	2,489	2,470
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[1]	963	951
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[1,4]	13,751	13,691
Tralee CDO, Ltd., Series 2021-7, Class D, (3-month USD CME Term SOFR + 3.442%) 8.793% 4/25/2034[1,3,4]	1,000	921
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.263% 7/20/2036[1,3,4]	1,500	1,512
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,4]	3,557	3,051
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,4]	11,436	9,569
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,4]	909	753
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 7.04% 10/20/2034[1,3,4]	10,000	10,000
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 6.616% 9/7/2030[1,3,4]	1,327	1,320
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 6.642% 7/18/2031[1,3,4]	1,490	1,481
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,6]	2,425	2,409
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	8,677	8,572
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,4]	31,476	30,657
Vibrant CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.302%) 6.628% 9/15/2030[1,3,4]	3,634	3,617
Vibrant CLO, Ltd., Series 2023-16, Class A2, (3-month USD CME Term SOFR + 2.80%) 4.935% 4/15/2036[1,3,4]	2,000	2,024
Wellfleet CLO, Ltd., Series 2022-1, Class A2, (3-month USD CME Term SOFR + 1.95%) 7.258% 4/15/2034[1,3,4]	5,000	4,918
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 8.158% 4/15/2034[1,3,4]	1,100	1,100
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[1,4]	93	93
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[1,4]	1,315	1,307
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[1,4]	8,060	7,826
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[1,4]	2,713	2,706
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[1,4]	5,300	5,265
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[1,4]	13,309	12,887
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,4]	1,251	1,250
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,4]	8,825	8,265
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,4]	12,615	12,575
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[1,4]	5,523	5,269
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,4]	21,780	21,707
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,4]	5,950	5,931
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[1,4]	4,531	4,514
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[1,4]	993	984
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,4]	1,062	1,049
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,4]	2,059	2,036
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,4]	13,431	13,389
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,4]	15,698	15,606
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[1,4]	4,024	3,997
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,4]	8,740	8,659
Wind River CLO, Ltd., Series 2021-3A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.738% 7/20/2033[1,3,4]	311	308
Wind River CLO, Ltd., Series 2022-1A, Class A, (3-month USD CME Term SOFR + 1.53%) 6.856% 7/20/2035[1,3,4]	10,000	9,905
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[1]	8,349	8,214
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	2,033	2,020
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]	1,626	1,607
		3,923,028
The Bond Fund of America — Page 76 of 87

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 1.10%	Principal amount (000)	Value (000)
Asian Development Bank 4.125% 9/27/2024	USD7,629	$7,524
Asian Development Bank 1.50% 10/18/2024	15,979	15,330
Asian Development Bank 2.50% 11/2/2027	3,451	3,170
Asian Development Bank 2.75% 1/19/2028	3	3
Asian Development Bank 3.875% 9/28/2032	1,768	1,656
British Columbia (Province of) 4.20% 7/6/2033	42,709	40,003
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[4]	10,000	9,493
Colombia (Republic of) 7.50% 2/2/2034	17,480	16,557
CPPIB Capital, Inc. 0.50% 9/16/2024[4]	3,887	3,699
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 5.31% 3/11/2026[3,4]	6,621	6,735
CPPIB Capital, Inc. 0.875% 9/9/2026[4]	8,156	7,242
Development Bank of Japan, Inc. 1.75% 2/18/2025[4]	6,928	6,570
Development Bank of Japan, Inc. 1.25% 10/20/2026[4]	8,230	7,317
Development Bank of Japan, Inc. 1.75% 10/20/2031[4]	3,068	2,415
Dominican Republic 7.05% 2/3/2031[4]	4,690	4,539
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR154,250	163,385
Greece (Hellenic Republic of) 1.50% 6/18/2030	77,550	69,822
Greece (Hellenic Republic of) 0.75% 6/18/2031	68,950	56,958
Greece (Hellenic Republic of) 4.25% 6/15/2033	176,100	185,025
Indonesia (Republic of) 6.625% 2/15/2034	IDR83,964,000	5,373
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	309,196,000	20,175
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	377,840,000	27,278
Indonesia Asahan Aluminium (Persero) PT 5.71% 11/15/2023[4]	USD2,050	2,050
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028	8,528	8,535
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028[4]	1,867	1,869
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	8,000	7,482
Indonesia Asahan Aluminium (Persero) PT 6.757% 11/15/2048[4]	655	599
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050	3,000	2,438
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[4]	2,690	2,186
Inter-American Development Bank 4.50% 5/15/2026	11,746	11,618
Inter-American Development Bank 1.125% 7/20/2028	1	1
International Bank for Reconstruction and Development 1.625% 1/15/2025	4	4
International Bank for Reconstruction and Development 0.75% 3/11/2025	4,974	4,655
Japan Bank for International Cooperation 2.875% 4/14/2025	5,488	5,267
Japan Bank for International Cooperation 1.875% 4/15/2031	6,576	5,248
Korea National Oil Corp. 2.625% 4/18/2032	3,000	2,382
OMERS Finance Trust 3.50% 4/19/2032[4]	3,470	3,028
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[4]	7,433	6,587
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[4]	4,279	3,991
Ontario Teachers’ Finance Trust 2.00% 4/16/2031[4]	6,787	5,437
Panama (Republic of) 3.75% 4/17/2026	25,461	23,277
Panama (Republic of) 3.362% 6/30/2031	8,665	7,227
Panama (Republic of) 2.252% 9/29/2032	1,462	1,062
Peru (Republic of) 2.783% 1/23/2031	18,960	15,573
PETRONAS Capital, Ltd. 3.50% 4/21/2030[4]	4,450	3,948
PETRONAS Capital, Ltd. 4.55% 4/21/2050[4]	5,695	4,646
PSP Capital, Inc. 1.625% 10/26/2028[4]	6,054	5,159
Russian Federation 1.85% 11/20/2032[9]	EUR12,500	5,485
Swedish Export Credit Corp. 3.625% 9/3/2024	USD4,489	4,406
United Mexican States 4.875% 5/19/2033	390	350
United Mexican States 6.35% 2/9/2035	743	728
United Mexican States 5.00% 4/27/2051	5,100	3,937
United Mexican States 4.40% 2/12/2052	229	159
The Bond Fund of America — Page 77 of 87

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States 6.338% 5/4/2053	USD7,175	$6,548
United Mexican States 3.75% 4/19/2071	465	266
		816,417
Municipals 0.46% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	2,685	2,117
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 11/15/2045	745	738
Illinois 0.36%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	14,400	13,979
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	57,980	52,024
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	5,770	5,269
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	13,760	12,348
G.O. Bonds, Series 2020-A, 3.14% 10/1/2024	1,520	1,480
G.O. Bonds, Series 2020-A, 3.24% 10/1/2025	2,245	2,143
G.O. Bonds, Series 2013-B, 4.91% 4/1/2027	3,250	3,187
G.O. Bonds, Series 2019-A, 5.70% 4/1/2031	7,530	7,414
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	161,540	153,503
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 3/1/2024	1,905	1,906
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 3/1/2025	6,205	6,224
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	5,285	5,335
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 4.98% 5/15/2050 (put 5/15/2025)[3]	6,275	6,284
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046	395	391
		271,487
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 7/1/2046	250	248
Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 1/1/2033	435	430
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 11/15/2035	1,020	1,008
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044	245	243
The Bond Fund of America — Page 78 of 87

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Bonds, notes & other debt instruments (continued) Municipals (continued) Massachusetts 0.00%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042	USD205	$202
Michigan 0.01%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	5,145	5,040
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 1/1/2041	95	94
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	1,415	1,394
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046	790	775
		2,263
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038	290	286
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 9/1/2045	140	138
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046	990	968
		1,106
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029	4,400	4,650
New York 0.00%
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030	365	360
Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	24,075	20,025
South Carolina 0.00%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036	295	290
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 7/1/2041	700	694
		984
The Bond Fund of America — Page 79 of 87

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Bonds, notes & other debt instruments (continued) Municipals (continued) Tennessee 0.00%	Principal amount (000)	Value (000)
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	USD425	$416
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 7/1/2043	25	25
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045	745	735
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046	1,100	1,083
		2,259
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	5,416
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045	385	380
Wisconsin 0.04%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 9/1/2045	290	286
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046	585	572
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	28,470	25,379
		26,237
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045	100	99
Total municipals		345,578
Federal agency bonds & notes 0.03%
Fannie Mae 1.625% 1/7/2025[13]	7	7
Fannie Mae 0.875% 8/5/2030[13]	2,563	1,984
Federal Farm Credit Banks 1.60% 7/13/2033	1,957	1,443
Industrial Bank of Korea 0.625% 9/17/2024	1,000	952
Korea Gas Corp. 3.875% 2/12/2024	12,000	11,907
Korea National Oil Corp. 3.25% 7/10/2024	2,000	1,959
Korea National Oil Corp. 2.125% 4/18/2027	2,069	1,845
Tennessee Valley Authority 3.875% 3/15/2028	1,734	1,674
		21,771
Total bonds, notes & other debt instruments (cost: $78,156,892,000)		72,587,766
Common stocks 0.05% Health care 0.05%	Shares
Rotech Healthcare, Inc.[7,11,15]	342,069	35,917
Consumer discretionary 0.00%
NMG Parent, LLC[15]	4,595	506
MYT Holding Co., Class B15	521,407	391
		897
The Bond Fund of America — Page 80 of 87

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Common stocks (continued) Energy 0.00%		Shares	Value (000)
Constellation Oil Services Holding SA, Class B-1[7,15]		1,568,158	$204
Total common stocks (cost: $16,909,000)			37,018
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, 6.723% noncumulative preferred shares[3,4]		6,250	4,894
Total preferred securities (cost: $5,820,000)			4,894
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[15]		18,410	177
Total rights & warrants (cost: $111,000)			177
Short-term securities 17.78% Money market investments 17.77%
Capital Group Central Cash Fund 5.44%[16,17]		132,223,554	13,221,033
U.S. Treasury bills 0.01%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury bill 8/8/2024	5.080%	USD8,000	7,641
Total short-term securities (cost: $13,228,327,000)			13,228,674
Total investment securities 115.39% (cost: $91,408,059,000)			85,858,529
Other assets less liabilities (15.39)%			(11,448,412)
Net assets 100.00%			$74,410,117
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2023 (000)
30 Day Federal Funds Futures	Long	785	11/1/2023	USD309,683	$80
30 Day Federal Funds Futures	Long	23	12/1/2023	9,069	2
30 Day Federal Funds Futures	Short	829	2/1/2024	(326,704)	(80)
3 Month SOFR Futures	Short	36,482	3/20/2024	(8,623,433)	10,156
3 Month SOFR Futures	Long	2,423	6/20/2024	573,191	(284)
3 Month SOFR Futures	Long	1,774	9/18/2024	420,505	(2,358)
3 Month SOFR Futures	Long	1,278	3/19/2025	304,835	161
2 Year U.S. Treasury Note Futures	Long	70,879	1/4/2024	14,367,949	(32,722)
5 Year U.S. Treasury Note Futures	Long	120,076	1/4/2024	12,651,133	(85,896)
10 Year U.S. Treasury Note Futures	Long	35,937	12/29/2023	3,883,442	(71,983)
10 Year Ultra U.S. Treasury Note Futures	Short	9,010	12/29/2023	(1,005,178)	15,920
The Bond Fund of America — Page 81 of 87

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Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2023 (000)
20 Year U.S. Treasury Bond Futures	Short	25,985	12/29/2023	USD(2,956,606)	$172,718
30 Year Ultra U.S. Treasury Bond Futures	Long	22,998	12/29/2023	2,729,575	(206,664)
					$(200,950)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	1,019	EUR	948	Standard Chartered Bank	10/6/2023	$17
USD	421,561	EUR	395,035	Citibank	10/18/2023	3,575
USD	14,233	GBP	11,473	Bank of New York Mellon	10/18/2023	233
USD	1,658	AUD	2,566	JPMorgan Chase	10/18/2023	7
USD	77,933	AUD	120,536	HSBC Bank	10/20/2023	374
USD	8,189	EUR	7,650	Bank of America	10/20/2023	94
JPY	1,752,700	USD	11,916	HSBC Bank	10/23/2023	(137)
USD	6,693	MXN	116,925	Goldman Sachs	10/27/2023	17
USD	85,230	EUR	80,350	HSBC Bank	11/6/2023	141
JPY	5,124,500	USD	34,650	Bank of America	11/8/2023	(121)
						$4,200
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD456,892	$(951)	$—	$(951)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	669,408	(1,377)	—	(1,377)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	913,700	(1,895)	—	(1,895)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	171,500	(2,422)	—	(2,422)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	461,406	(6,423)	—	(6,423)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	498,594	(6,932)	—	(6,932)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	26,567	(382)	—	(382)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	125,900	(1,832)	—	(1,832)
4.912%	Annual	SOFR	Annual	8/24/2025	360,000	(755)	—	(755)
4.8189%	Annual	SOFR	Annual	8/25/2025	360,000	(1,353)	—	(1,353)
4.8195%	Annual	SOFR	Annual	9/1/2025	299,992	(1,076)	—	(1,076)
4.9035%	Annual	SOFR	Annual	9/14/2025	300,008	(526)	—	(526)
SOFR	Annual	3.2915%	Annual	1/12/2033	30,370	2,262	—	2,262
4.0135%	Annual	SOFR	Annual	8/21/2033	26,800	(550)	—	(550)
SOFR	Annual	4.061%	Annual	8/24/2033	83,000	1,388	—	1,388
SOFR	Annual	3.9519%	Annual	8/25/2033	83,000	2,111	—	2,111
The Bond Fund of America — Page 82 of 87

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Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.8275%	Annual	9/1/2033	USD68,300	$2,418	$—	$2,418
SOFR	Annual	3.997%	Annual	9/14/2033	68,700	1,502	—	1,502
3.278%	Annual	SOFR	Annual	3/16/2043	26,359	(3,336)	—	(3,336)
SOFR	Annual	3.41%	Annual	7/28/2045	319,700	35,507	—	35,507
SOFR	Annual	3.044%	Annual	3/16/2053	19,472	3,243	—	3,243
						$18,621	$—	$18,621
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2023 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD728,000	$(8,647)	$(9,831)	$1,184
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[18] (000)	Value at 9/30/2023[19] (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2023 (000)
5.00%	Quarterly	CDX.NA.HY.40	6/20/2028	USD349,000	$5,258	$7,317	$(2,059)
Investments in affiliates17

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2023 (000)	Dividend income (000)
Short-term securities 17.77%
Money market investments 17.77%
Capital Group Central Cash Fund 5.44%[16]	$9,990,291	$28,889,830	$25,659,435	$1,547	$(1,200)	$13,221,033	$473,242
Restricted securities11

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[7,15]	9/26/2013	$12,646	$35,917	.05%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7]	12/6/2022	6,580	6,570.01
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7]	12/6/2022	1,050	1,048	.00 [20]
Modec Finance BV 7.84% 7/15/2026[7]	7/28/2023	5,000	4,957.01
Ste Transcore Holdings, Inc. 3.375% 5/5/2027	6/26/2023	2,879	2,817	.00 [20]
Total		$28,155	$51,309	.07%

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[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,936,624,000, which represented 13.35% of the net assets of the fund.

[5]	Purchased on a TBA basis.
[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[9]	Scheduled interest and/or principal payment was not received.
[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $9,503,000, which represented .01% of the net assets of the fund.

[11]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $51,309,000, which represented .07% of the net assets of the fund.

[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $524,218,000, which represented .70% of the net assets of the fund.
[14]	Index-linked bond whose principal amount moves with a government price index.
[15]	Security did not produce income during the last 12 months.
[16]	Rate represents the seven-day yield at 9/30/2023.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[19]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[20]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $41,957,139,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $708,290,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $4,232,494,000 and $773,825,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$28,426,675	$9,370	$28,436,045
Corporate bonds, notes & loans	—	23,178,419	4,957	23,183,376
U.S. Treasury bonds & notes	—	15,861,551	—	15,861,551
Asset-backed obligations	—	3,864,927	58,101	3,923,028
Bonds & notes of governments & government agencies outside the U.S.	—	816,417	—	816,417
Municipals	—	345,578	—	345,578
Federal agency bonds & notes	—	21,771	—	21,771
Common stocks	—	897	36,121	37,018
Preferred securities	—	4,894	—	4,894
Rights & warrants	—	177	—	177
Short-term securities	13,221,033	7,641	—	13,228,674
Total	$13,221,033	$72,528,947	$108,549	$85,858,529

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$199,037	$—	$—	$199,037
Unrealized appreciation on open forward currency contracts	—	4,458	—	4,458
Unrealized appreciation on centrally cleared interest rate swaps	—	48,431	—	48,431
Unrealized appreciation on centrally cleared credit default swaps	—	1,184	—	1,184
Liabilities:
Unrealized depreciation on futures contracts	(399,987)	—	—	(399,987)
Unrealized depreciation on open forward currency contracts	—	(258)	—	(258)
Unrealized depreciation on centrally cleared interest rate swaps	—	(29,810)	—	(29,810)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,059)	—	(2,059)
Total	$(200,950)	$21,946	$—	$(179,004)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
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Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BBSW = Bank Bill Swap Rate
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dept. = Department
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate
EUR = Euros

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-008-1123O-S96435
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